     As filed with the Securities and Exchange Commission on April 7, 2000.
                                                            File No. 333-69487
                                                                     811-07426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No. ___                               [ ]
         Post-Effective Amendment No. _3_                              [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. _50_                                   [X]

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                (860) 843-4891
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

    ____ immediately upon filing pursuant to paragraph (b) of Rule 485 _/X/_ on May 1, 2000 pursuant to paragraph (b) of Rule 485
    ____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ____  on ____________, 2000 pursuant to paragraph (a)(1) of Rule 485
    ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24F-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefiniate amount of securities.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(A)

          N-4 Item No.                                Prospectus Heading
------------------------------------------------------------------------------------------------
1.    Cover Page                                  Hartford Life and Annuity Insurance Company  -
                                                  Separate Account One

2.    Definitions                                 Glossary of Special Terms

3.    Synopsis or Highlights                      Summary

4.    Condensed Financial                         Yield Information
      Information

5.    General Description of                      Hartford Life and Annuity Insurance Company,
      Registrant                                  The Separate Account,
                                                  The Fixed Accounts, and The Funds

6.    Deductions                                  Contract Charges

7.    General Description of                      The Contract, The Separate Account, The
      Annuity Contracts                           Fixed Accounts, and Surrenders

8.    Annuity Period                              Settlement Provisions

9.    Death Benefit                               Death Benefits

10.   Purchases and Contract Value                The Contract, and
                                                  Contract Value

11.   Redemptions                                 Surrenders

12.   Taxes                                       Federal Tax Considerations

13.   Legal Proceedings                           Legal Matters and Experts

14.   Table of Contents of the                    Table of Contents to
      Statement of Additional                     Statement of Additional
      Information                                 Information

15.   Cover Page                                  Part B; Statement of Additional
                                                  Information

16.   Table of Contents                           Table of Contents

17.   General Information and History             Summary


18.   Services                                    None

19.   Purchase of Securities                      Distribution of Contracts
      being Offered

20.   Underwriters                                Distribution of Contracts

21.   Calculation of Performance Data             Calculation of Yield and Return

22.   Annuity Payments                            Settlement Provisions

23.   Financial Statements                        Financial Statements

24.   Financial Statements and                    Financial Statements and
      Exhibits                                    Exhibits

25.   Directors and Officers of the               Directors and Officers of the
      Depositor                                   Depositor

26.   Persons Controlled by or Under              Persons Controlled by or Under
      Common Control with the                     Common Control with the Depositor
      Depositor or Registrant                     or Registrant

27.   Number of Contract Owners                   Number of Contract Owners

28.   Indemnification                             Indemnification

29.   Principal Underwriters                      Principal Underwriters

30.   Location of Accounts and                    Location of Accounts and Records
      Records

31.   Management Services                         Management Services

32.   Undertakings                                Undertakings

                                     PART A

THE DIRECTOR VARIABLE ANNUITY
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series VII of The Director variable annuity. Please read it carefully.

The Director variable annuity is a Contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one payment to us and we agree to make a series of annuity payments to you at a later date. This annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add premium payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make annuity payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------


At purchase, you allocate your premium payment, which is any purchase payment less any Premium Taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment goals and risk tolerance. The Sub-Accounts and the funds are listed below:



- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.



- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.



- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.



- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Technology HLS Fund of Hartford
  Series Fund, Inc.



- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Growth and Income HLS Fund of Hartford
  Series Fund, Inc.



- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INDEX HLS SUB-ACCOUNT which purchases shares of Class IA of Hartford Index HLS Fund, Inc.



- HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.



- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.



- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases of Class IA of Hartford Stock HLS Fund, Inc.


You may also allocate some or all of your premium payment to one of the "Fixed Accumulation Features", which pays an interest rate guaranteed for a certain time period from the time the payment is made. Premium payments put in a Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this Prospectus.

Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                         4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                          9
----------------------------------------------------------------------
SUMMARY                                                          11
----------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                      13
----------------------------------------------------------------------
THE SEPARATE ACCOUNT                                             13
----------------------------------------------------------------------
THE FUNDS                                                        13
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  15
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   16
----------------------------------------------------------------------
THE CONTRACT                                                     17
----------------------------------------------------------------------
  Contract Value -- Before the Annuity Commencement Date         17
----------------------------------------------------------------------
  Contract Value Transfers Before and After the Annuity
   Commencement Date                                             18
----------------------------------------------------------------------
  Surrenders                                                     19
----------------------------------------------------------------------
  Contract Charges                                               20
----------------------------------------------------------------------
  Death Benefits                                                 22
----------------------------------------------------------------------
SETTLEMENT PROVISIONS                                            23
----------------------------------------------------------------------
  Annuity Payments                                               24
----------------------------------------------------------------------
  Other Information                                              26
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       26
----------------------------------------------------------------------
MISCELLANEOUS                                                    30
----------------------------------------------------------------------
  How Contracts Are Sold                                         30
----------------------------------------------------------------------
  Legal Matters                                                  30
----------------------------------------------------------------------
  Experts                                                        30
----------------------------------------------------------------------
  More Information                                               31
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         32
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          33
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                36
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Features.

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make annuity payments to you.


ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. The mailing address is Investment Product Services, Post Office Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is Surrendered in full. The charge is deducted proportionately from the funds in use at the time.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed.

ANNUITY: A Contract issued by us that provides, in exchange for premium payments, a series of annuity payments.

ANNUITY CALCULATION DATE: The date we calculate your first annuity payment.

ANNUITY COMMENCEMENT DATE: The date we start to make annuity payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the annuity payments we make to you.

ASSUMED INVESTMENT RETURN ("AIR"): The investment return, either 3%, 5% or 6%, which we base your variable dollar amount payments on. You select the AIR before we start to make annuity payments.

BENEFICIARY: The person or persons you designate to receive payment of the death benefit upon the death of the Contract Owner.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before we begin making annuity payments.

CONTRACT: The contract is the individual Annuity contract and any endorsements or riders. If you have a group annuity, you will receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The annual anniversary of the date we issued your annuity. If your contract anniversary falls on a day that is not a Valuation Day, then the next Valuation Day will be your Contract Anniversary for that year.

CONTRACT OWNER(S) OR YOU: The owner(s) or holder(s) of this Annuity.

CONTRACT VALUE: The total value of your Annuity that we get by adding up the value of each of your Sub-Accounts and Fixed Accumulation Features on any Valuation Day.

CONTRACT YEAR: The 12 months following the date you purchased your annuity and from any Contract Anniversary.

DOLLAR COST AVERAGING ("DCA"): Systematic transfers from one Account to another.

DCA PROGRAM FIXED ACCUMULATION FEATURE: Fixed Accumulation Features we establish to use for dollar cost averaging programs. These are part of our General Account.

DEATH BENEFIT: The amount we pay when the Contract Owner or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, or any other proof acceptable to us.

FIXED ACCUMULATION FEATURE: This is an account that is part of our General Account. You may allocate all or a portion of your premium payments or transfer of Contract Value to this account. This is defined as the Fixed Account in your Contract.

FUNDS: The Funds described in this Prospectus or any supplements to the Prospectus.

GENERAL ACCOUNT: Our General Account that includes our company assets and your annuity assets allocated to any of the Fixed Accumulation Feature or DCA Program Fixed Accumulation Feature.

HARTFORD OR WE: Hartford Life and Annuity Insurance Company.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior the deceased's 81st birthday or the date of death, if earlier.


PAYEE: The person or party designated by you to receive annuity payments.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

SEPARATE ACCOUNT: An account that we establish to separate the assets for your annuity Sub-Accounts from our company assets. Hartford Life and Annuity Insurance Company Separate Account One.

SUB-ACCOUNT: Divisions established within the Separate Account.

SURRENDER: A complete or partial withdrawal or distribution from your annuity.

SURRENDER VALUE: What we pay you if you terminate your annuity before we begin to make annuity payments.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES



SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     6%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.40%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from each Premium Payment.



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%          0.02%       0.65%
-----------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.49%          0.03%       0.52%
-----------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.64%          0.02%       0.66%
-----------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%          0.03%       0.68%
-----------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund (1)                                0.85%          0.25%       1.10%
-----------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%          0.12%       0.86%
-----------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                            0.85%          0.25%       1.10%
-----------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.78%          0.04%       0.82%
-----------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.66%          0.06%       0.72%
-----------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%          0.03%       0.43%
-----------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                           0.76%          0.09%       0.85%
-----------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.69%          0.09%       0.78%
-----------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.76%          0.03%       0.79%
-----------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%          0.02%       0.47%
-----------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%          0.03%       0.48%
-----------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.75%          0.03%       0.78%
-----------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%          0.02%       0.48%
-----------------------------------------------------------------------------------------------------



(1) Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


EXAMPLE



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:



                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $81      $118      $147       $230      $19       $61      $106       $229      $20     $62      $107     $230
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $80      $114      $140       $216      $18       $57      $ 99       $215      $19     $58      $100     $216
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund        $81      $118      $147       $231      $20       $62      $106       $230      $20     $62      $107     $231
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund            $81      $119      $148       $233      $20       $62      $108       $233      $20     $63      $108     $233
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Health HLS
   Fund            $86      $131       N/A        N/A      $24       $75       N/A        N/A      $25     $76       N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $83      $124      $157       $252      $22       $68      $117       $252      $22     $69      $118     $252
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Technology
   HLS Fund        $86      $131       N/A        N/A      $24       $75       N/A        N/A      $25     $76       N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $83      $123      $155       $248      $21       $67      $115       $247      $22     $67      $115     $248
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $82      $120      $150       $238      $20       $64      $110       $237      $21     $64      $110     $238
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $79      $112      $135       $207      $17       $55      $ 94       $206      $18     $55      $ 95     $207
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Advisers HLS
   Fund            $83      $124      $157       $251      $22       $68      $116       $251      $22     $68      $117     $251
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund        $82      $122      $153       $244      $21       $65      $113       $243      $21     $66      $113     $244
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap
   HLS Fund        $82      $122      $154       $245      $21       $66      $113       $244      $22     $66      $114     $245
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $79      $113      $137       $211      $18       $56      $ 97       $210      $18     $56      $ 97     $211
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS Fund        $79      $113      $138       $212      $18       $56      $ 97       $211      $18     $57      $ 98     $212
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund            $82      $122      $153       $244      $21       $65      $113       $243      $21     $66      $113     $244
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund        $79      $113      $138       $212      $18       $56      $ 97       $211      $18     $57      $ 98     $212
 -----------------------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED:



                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $83      $123      $154       $246      $21       $66      $114        245      $22     $67      $114     $246
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $81      $119      $148       $232      $20       $62      $107       $232      $20     $63      $108     $232
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund        $83      $123      $155       $247      $21       $66      $114       $246      $22     $67      $115     $247
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund            $83      $123      $156       $249      $21       $67      $115       $248      $22     $68      $116     $249
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Health HLS
   Fund            $87      $136       N/A        N/A      $26       $80       N/A        N/A      $26     $81       N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $85      $129      $165       $268      $23       $73      $125       $267      $24     $73      $125     $268
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Technology
   HLS Fund        $87      $136       N/A        N/A      $26       $80       N/A        N/A      $26     $81       N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $84      $128      $163       $264      $23       $71      $123       $263      $23     $72      $123     $264
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $83      $125      $158       $253      $22       $68      $117       $253      $22     $69      $118     $253
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $80      $116      $143       $223      $19       $59      $102       $222      $19     $60      $103     $223
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Advisers HLS
   Fund            $85      $128      $164       $267      $23       $72      $124       $266      $24     $73      $125     $267
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund        $84      $126      $161       $260      $22       $70      $120       $259      $23     $71      $121     $260
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap
   HLS Fund        $84      $127      $161       $261      $22       $70      $121       $260      $23     $71      $122     $261
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $81      $117      $145       $227      $19       $61      $104       $226      $20     $61      $105     $227
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS Fund        $81      $118      $146       $228      $19       $61      $105       $227      $20     $61      $106     $228
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund            $84      $126      $161       $260      $22       $70      $120       $259      $23     $71      $121     $260
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund        $81      $118      $146       $228      $19       $61      $105       $227      $20     $61      $106     $228
 -----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(For an Accumulation Unit outstanding throughout the period)



The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because as of December 31, 1999 the Sub-Accounts had not commenced operations.



                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   4.398
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   4.803
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       1,425,393
--------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   2.258
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.185
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         197,575
--------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   5.526
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   7.501
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         537,835
--------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT
(Inception date March 8, 1994)
Accumulation Unit Value at beginning of period                    $   2.471
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.570
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         760,046
--------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.314
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.952
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          54,890
--------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT
(Inception date June 1, 1998)
Accumulation Unit Value at beginning of period                    $   1.182
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.422
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          78,909
--------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.035
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.070
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          20,235
--------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
(Inception date May 1, 1987)
Accumulation Unit Value at beginning of period                    $   4.712
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   5.608
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         191,225
--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
(Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                    $   1.476
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         149,495
--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT
(Inception date July 2, 1990)
Accumulation Unit Value at beginning of period                    $   1.641
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.267
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         391,871
--------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
(Inception date July 15, 1997)
Accumulation Unit Value at beginning of period                    $   1.371
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.056
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         181,142
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   1.716
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.777
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         270,072
--------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   2.211
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.217
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          52,197
--------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT
(Inception date August 9, 1996)
Accumulation Unit Value at beginning of period                    $   1.374
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.251
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         198,856
--------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   6.066
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   7.176
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         638,407
--------------------------------------------------------------------------------



Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

SUMMARY

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first premium payment. Your first premium payment must be at least $1,000 and subsequent premium payments must be at least $500. The minimum premium payment requirements may differ if you are participating in our automatic investing ("InvestEase-Registered Trademark-") program.

 - For a limited time, usually within ten days after you receive your annuity, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You bear the investment risk for your premium payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

CONTINGENT DEFERRED SALES CHARGE ("CDSC")


You don't pay a sales charge when you purchase your Annuity. We may charge you a CDSC when you partially or fully Surrender your Annuity. The CDSC will depend on the amount you choose to Surrender and the length of time the Premium Payments you made have been in your Annuity. The percentage used to calculate the CDSC is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      One Year               7%
-----------------------------------------
     Two Years               6%
-----------------------------------------
    Three Years              6%
-----------------------------------------
     Four Years              5%
-----------------------------------------
     Five Years              4%
-----------------------------------------
     Six Years               3%
-----------------------------------------
    Seven Years              2%
-----------------------------------------
    Eight Years              0%
-----------------------------------------


IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct this $30 fee each year on your Contract Anniversary or when you completely Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.


The second type of charge is the fee you pay for the Funds. See the Annual Operation Expense Table for more complete information and the funds' prospectuses attached to this Prospectus.


If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value and is equal to 0.15% per year of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You can partially or fully Surrender your Contract subject to a Contingent Deferred Sales Charge (CDSC). You can partially Surrender your Contract without any CDSC applied to the Surrender under the following conditions:

- Surrenders which don't exceed 15% of premium payments per Contract Year (Annual Withdrawal Amount);

- Surrenders made from premium payments invested more than seven years;

- 100% Surrender of earnings after the seventh Contract Year;

- Surrenders under the nursing home waiver (described as Eligible Confinement in the Contract); or

- Surrenders eligible for disability waiver under a group qualified plan.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit will remain invested in the Sub-Accounts according to your last instructions (unless otherwise mutually specified by your Beneficiaries) and will be subject to market fluctuations.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value, which is the highest Anniversary Value before the deceased's 81st birthday or date of death; or

- Your Interest Accumulation Value.


The INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value equal to .15% per year of the Sub-Account value. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.



If you elect the Optional Death Benefit, at any time after you purchase your annuity, the Optional Death Benefit calculation will be different.



SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment or as an annuity payment option. Spousal contract continuation will only apply one time for each Contract.


WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase your annuity, you may choose one of the following annuity payment options, or receive a lump sum payment:

LIFE ANNUITY where we make scheduled payments for the Annuitant's life.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value, less any applicable Premium Taxes, applied to this annuity payment option.

 - This option is only available if you select a variable dollar amount payment with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this annuity payment option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is a minimum of 5 years and a maximum 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and the Joint Annuitant die prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
   we will continue payments until the end of the period selected.


You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, which ever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what annuity payment option you want before that time, we will pay you under the Life Annuity with a 10 year period certain. You and Hartford can agree to start payments at a later date if the laws in effect allow us to defer payment and we agree to allow you to defer.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance.
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.


THE FUNDS

--------------------------------------------------------------------------------


Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Each Hartford HLS Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of health care companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



MIXED AND SHARED FUNDING -- Shares of the Funds are sold to our other Separate Accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the

* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other Separate Accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payments to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing Contract Owners as we determined appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, We may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes that the Optional Death Benefit has not been elected.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.


The MONEY MARKET FUND SUB-ACCOUNT may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE CONTRACT RELATING TO THE FIXED ACCUMULATION FEATURES IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NONE OF THE FIXED ACCUMULATION FEATURES OR ANY OF THEIR INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURES. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURES MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Payments and Contract Values allocated to a Fixed Accumulation Feature become a part of our general assets. We invest the assets of the General Account in accordance with applicable law governing the investments of insurance company General Accounts. We have more than one Fixed Accumulation Feature. The standard Fixed Accumulation Feature (the "Fixed Accumulation Feature") and then a number of DCA Program Fixed Accumulation Features, which we collectively refer to as the "Fixed Accumulation Features".

CURRENTLY, WE GUARANTEE THAT WE WILL CREDIT INTEREST AT A RATE OF NOT LESS THAN 3% PER YEAR, COMPOUNDED ANNUALLY, TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE. WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO CREDIT INTEREST AT A RATE IN EXCESS OF 3% PER YEAR. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for the determination of interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in", "first-out" basis. For Contracts issued in the State of New York, Fixed Accumulation Feature interest rates may vary from other states.

From time to time, we may credit increased interest rates to Contract Owners under certain programs established at our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- These programs will use designated DCA Program Fixed Accumulation Features. Currently, Contract Owners may enroll in a special pre-authorized transfer program known as our Dollar Cost Averaging Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their payment into the appropriate DCA Program Fixed Accumulation Feature(we may allow a lower minimum premium payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months and all payments and accrued interest must be transferred from the DCA Program Fixed Accumulation Feature in use to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program, which will generally be less than the prior monthly transfer amounts.

The pre-authorized transfers will begin within 15 days after we receive the initial Program payment and complete enrollment instructions. If We do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will transfer any remaining amounts to the Fixed Accumulation Feature and you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by You.

You may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation of enrollment in the Program, you will no longer receive the increased interest rate and unless we receive instructions to the contrary, the amounts remaining in the DCA Program Fixed Accumulation Feature may be transferred to the Fixed Accumulation Feature and accrue the interest rate currently in effect.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.


THE CONTRACT
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THE CONTRACT OFFERED -- The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including; (a) any trustee or custodian for a retirement plan qualified under Sections 401(a), or 403(a) of the Internal Revenue Code (which includes Section 401(k));
(b) annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;
(c) Individual Retirement Annuities adopted according to Section 408 of the Code; (d) employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (e) certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts").


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.



PURCHASING A CONTRACT -- A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with an initial premium payment to the Administrative Office of the Company. The maximum age for Annuitant, Owner and Joint Owner on the Contract Issue Date is 85. Generally, the minimum premium payment is $1,000. The minimum subsequent premium payment is $500. Certain plans may be allowed to make smaller periodic premium payments. Unless we give our prior approval, we will not accept a premium payment in excess of $1,000,000. Each premium payment, which is your premium payment after the deduction of any applicable Premium Taxes, may be split among the various Accounts subject to minimum amounts then in effect. For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. We will send you a confirmation notice upon receipt and acceptance of your premium payment.



In Oregon, Premium Payments are only allowed in the first three Contract Years. In Massachusetts, Premium Payments are only allowed in the first three Contract Years or until the Contract Owner turns 63, whichever is later.


RIGHT TO EXAMINE THE CONTRACT -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days (or longer in some states) after you receive it. You must send a written request for cancellation along with the Contract. We will, without deduction for any CDSC normally assessed, pay you an amount equal to the Contract Value. YOU BEAR THE INVESTMENT RISK DURING THE PERIOD PRIOR TO OUR RECEIPT OF YOUR REQUEST FOR CANCELLATION. We will refund the premium paid only for Individual Retirement Annuities, if returned within seven days of receipt, and in those states where required by law.

CREDITING AND VALUATION -- Your premium payment, which is the balance remaining after the deduction of any Premium Tax, is credited to your Contract within two business days of receipt by us at our Administrative Office of a properly completed application or an order to purchase a Contract and the premium payment. The payment will be credited to the Accounts according to the instructions we receive from you.

If your application or other information is incomplete when received, your payment will be credited to the Accounts within five business days of receipt of complete information. If the payment is not credited within five business days, it will be immediately returned to you unless you have been informed of the delay and tell us not to return it.

Subsequent premium payments are priced on the Valuation Day we receive the payment in our Administrative Office, provided it is received before the New York Stock Exchange closes. Unless otherwise specified, We will allocate any subsequent payments to Accounts according to your most recent instructions.

CONTRACT VALUE -- BEFORE THE ANNUITY
COMMENCEMENT DATE

Your Contract Value reflects interest rate credited any amounts allocated to the Fixed Accumulation Features and the investment performance of the Sub-Accounts where you have payments allocated.

SUB-ACCOUNT VALUES -- Your Sub-Account Values on the date we issue your Contract is the amount of your premium payment

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allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

ACCUMULATION UNITS -- When Premium Payments are credited to your Sub-Accounts, they are converted into accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.

You will be advised, at least semiannually, of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, and the total value of your Contract.

THE NET INVESTMENT FACTOR (BEFORE AND AFTER THE ANNUITY COMMENCEMENT
DATE) -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:


(a) Is the Net Asset Value of the Fund held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Fund);



(b) Is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period;



(c) Is a daily factor representing the mortality and expense risk charge and any optional charges deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.



CONTRACT VALUE TRANSFERS BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE



You may transfer your Contract Values from one or more Accounts to another Account free of charge. WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS TO 12 PER CONTRACT YEAR, WITH NO 2 TRANSFERS OCCURRING ON CONSECUTIVE VALUATION DAYS. There may be limitations on transfers to and from the Fixed Accumulation Features that are described in your Contract. Some states may allow us to limit the dollar amount transferred.



TELEPHONE AND INTERNET TRANSFERS -- In most states, you, or your attorney-in-fact acting pursuant to a power of attorney, can make transfers:



- By calling us at (800) 862-6668



- Electronically, when available, by the Internet through our website at http://online.hartford.com



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.



Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.



We may permit you to pre-authorize transfers under certain circumstances. Transfers between the Accounts may be made both before and after the Annuity Commencement Date. Generally, the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%). No minimum balance is presently required in any Account.


The right to reallocate Contract Values is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS.

For Contracts issued in THE STATES OF FLORIDA, MARYLAND OR OREGON, the reservation of rights set forth in the preceding paragraph is limited to:
(i) requiring up to a maximum of 10 Valuation Days between each transfer;
(ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from you and not from your representative, agent or person acting under a power of attorney for you.

Currently, we will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose Accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with us.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

SURRENDERS


Contract Owners should consult their qualified tax adviser regarding the tax consequences of a Surrender.


 - A Surrender made before age 59 1/2 may result in adverse tax consequences, including a penalty tax of 10% of the taxable portion of the Surrender Value. (See "Federal Tax Considerations").

PAYMENT OF SURRENDER AMOUNTS -- Payment of any request for a full or partial Surrender from the Accounts will be made as soon as possible and in any event no later than seven days after we receive the request at our Administrative Office.

There may be postponement in the payment of Surrender Amounts whenever (a) the New York Stock Exchange is closed; (b) trading on the New York Stock Exchange is restricted as determined by the Commission; (c) the Commission permits postponement and so orders; or (d) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

FULL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- At any time prior to the Annuity Commencement Date, you have the right to fully Surrender the Contract. In such event, the Surrender Value of the Contract may be taken in the form of a lump sum cash payment.

The Surrender Value of the Contract is equal to the Contract Value less any Premium Taxes, the Annual Maintenance Fee and any Contingent Deferred Sales Charge, if applicable. The Surrender Value may be more or less than the amount of the payments made to your Contract.

PARTIAL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- You may make a partial Surrender of your Contract Value at any time prior to the Annuity Commencement Date so long as the amount Surrendered is at least equal to our minimum amount rules then in effect. Additionally, if the remaining Contract Value following a Surrender is less than $500, we may terminate the Contract and pay the Surrender Value. For Contracts issued in TEXAS, the Contract will not be terminated when the remaining Contract Value after a Surrender is less than $500 unless there were no payments made during the previous 2 Contract Years.

WHEN REQUESTING A PARTIAL SURRENDER, YOU SHOULD SPECIFY THE ACCOUNT(S) FROM WHICH THE PARTIAL SURRENDER WILL BE TAKEN; OTHERWISE, THE SURRENDER WILL BE TAKEN ON A PRO RATA BASIS ACCORDING TO THE VALUE IN EACH ACTIVE ACCOUNT.

We may permit you to pre-authorize partial Surrenders subject to certain limitations then in effect. We permit partial Surrenders by telephone subject to dollar amount limitations in effect at the time you request the Surrender. To request partial Surrenders by telephone, you must have completed and returned to us a Telephone Redemption Program Enrollment Form authorizing telephone Surrenders. If there are joint Contract Owners, both must authorize us to accept telephone instructions and agree that We may accept telephone instructions for partial Surrenders from either Contract Owner. Partial Surrender requests will not be honored until we receive all required documents in proper form.

Telephone authorization will remain valid until (a) we receive written notice of revocation by you, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) we discontinue the privilege; or (c) we have reason to believe that you have entered into a market timing agreement with an investment adviser and/or broker/dealer.

We may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. We will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

In order to obtain that day's unit values on Surrender, We must receive telephone Surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

We may modify, suspend, or terminate telephone transaction privileges at any time.

SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may fully Surrender your Contract on or after the Annuity Commencement Date if you elect the Payment For a Period Certain Settlement Option. We pay you the commuted value that is equal to the present value of the remaining payments we

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are scheduled to make less any applicable Contingent Deferred Sales Charge. The commuted value is determined as of the date we receive your written request for Surrender at our Administrative Office.


Partial Surrenders are permitted after the Annuity Commencement Date if you elect a variable dollar amount payment under the Payments for a Period Certain Settlement Option, but check with your qualified tax adviser because there may be adverse tax consequences.


IMPORTANT TAX INFORMATION -- There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age
59 1/2, b) separated from service, c) died, d) become disabled or
e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a surrender is permissible, with or without tax penalty, in any particular situation; or in monitoring Surrender requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender. (See "Federal Tax Considerations").

CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE ("CDSC")


The CDSC covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



We may assess a CDSC when you request a full or partial Surrender. The CDSC is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own CDSC schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the CDSC will be when you Surrender. The amount assessed a CDSC will not exceed your total Premium Payments.



The percentage used to calculate the CDSC is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   7%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   6%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------



For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a CDSC as follows.



- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a CDSC.



- We will then Surrender the Premium Payments that have been in the Annuity the longest.



- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a CDSC of 4% on that amount or $400.00.



- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a CDSC of 7% of the $500 or $35.00.



- Your CDSC is $435.00



If you have any questions about these charges, please contact your financial adviser or Hartford.


PAYMENTS NOT SUBJECT TO CDSC

ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract years, you may make a partial Surrender of Contract Values of up to 15% of the premium payments each Contract Year on a non-cumulative basis, as determined on the date of the requested Surrender, without the application of the CDSC. After the seventh Contract Year, you may make a partial Surrender each Contract Year of 15% of premium payments made during the seven years prior to the Surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the Surrender. These amounts are different for group Unallocated Contracts and Contracts issued to a Chartiable Remainder Trust.

EXTENDED SURRENDER PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to Surrender an amount equal to the required minimum distribution for the stated Contract without incurring any CDSC.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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WAIVERS OF CDSC

CONFINEMENT IN A NURSING HOME, HOSPITAL OR LONG TERM CARE FACILITY (DESCRIBED AS ELIGIBLE CONFINEMENT IN THE CONTRACT) -- We will waive any CDSC applicable to a partial or full Surrender if the Annuitant, Contract Owner or joint annuitant is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant, Contract Owner or joint annuitant cannot be confined at the time the Contract is purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date. You must provide written proof of confinement satisfactory to Hartford and you must request the partial or full Surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or contact Us to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No CDSC otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a Surrender of variable payments for a Period Certain Annuity option) provided for under the Contract.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by us from time to time may have different Surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming risks under the Contract, We deduct a daily charge at the rate of 1.25% per year against all Contract Values held in the Accounts during the life of the Contract. Although variable annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by us.

There are two types of mortality risks: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality risk we take in the accumulation phase is that we may experience a loss resulting from the assumption of the mortality risk relative to the death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value. The mortality risk we take during the annuity payout phase is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

During the accumulation phase, we also provide an expense undertaking. We assume the risk that the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, we will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse us for expenses relating to the maintenance of the Contract and Accounts. If during a Contract Year the Contract is Surrendered for its full value, we will deduct the Annual Maintenance Fee at the time of such Surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are Surrendered. The Annual Maintenance Fee is $30 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. We reserve the right to waive the Annual Maintenance Fee under other conditions.

PREMIUM TAXES -- Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is Surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

OPTIONAL DEATH BENEFIT FEE -- If you elect the Optional Death Benefit, we will deduct daily from your Contract Value an additional charge which equals .15% per year of the Sub-Account value.

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EXCEPTIONS TO CHARGES UNDER THE CONTRACT -- We may offer, at our discretion, reduced fees and charges including, but not limited to, CDSC, the mortality and expense risk charge, administration charges, optional charges and the Annual Maintenance Fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE

DETERMINATION OF THE BENEFICIARY -- If the Contract Owner or the Annuitant dies before the Annuity Commencement Date, we will pay a Death Benefit to the Beneficiary.

 - IF THE CONTRACT OWNER DIES before the Annuity Commencement Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is the sole Beneficiary, the spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Contract Owner. If the Annuitant is not living and there is no Contingent Annuitant, the spouse will be presumed to be the Contingent Annuitant. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

 - IF THE ANNUITANT DIES before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If either (a) there is no Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or
    (c) if any sole Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract control provisions, will receive the Death Benefit. However, if the Annuitant dies prior to the Annuity Commencement Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be void.

DETERMINATION OF THE DEATH BENEFIT

IF YOU DID NOT ELECT THE OPTIONAL DEATH BENEFIT, Your Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be calculated as follows:

If the deceased HAD NOT REACHED THEIR 81ST BIRTHDAY, the Death Benefit is the greater of:

- 100% of the total premium payments made to the Contract, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF THE DECEASED REACHED THEIR 81ST BIRTHDAY, then the Death Benefit is the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- The Maximum Anniversary Value.

IF YOU DID ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- The Maximum Anniversary Value; or

- The Interest Accumulation Value, which is described below.

The Interest Accumulation Value is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. We stop compounding interest on the deceased's 81st birthday or date of death. After that date, the Interest Accumulation Value will be adjusted by adding any subsequent payments and subtracting proportional adjustments for any partial Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older.


For Contracts issued in the state of Washington the Optional Death Benefit is not available.



If you elect to add the Optional Death Benefit after you purchase your annuity, the Interest Accumulation Value calculation will be:



- Your Contract Value on the date we add the Optional Death Benefit to your annuity;



- Plus any Premium Payments made after the Optional Death Benefit is added;

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- Minus any partial Surrenders after the Option Death Benefit is added;



- Compounded daily at an annual interest rate of 5%.



SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal contract continuation will only apply one time for each Contract.

CALCULATION OF THE DEATH BENEFIT -- If the Contract Owner or Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to the Beneficiary, the Death Benefit will be calculated as of the date we receive written notification of Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF WRITTEN NOTIFICATION OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETE SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

Any Annuity payments made on or after the date of death, but before receipt of written notification of Due Proof of Death will be recovered by us from the Payee.

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If, on or after the Annuity Commencement Date, the Contract Owner dies and the Annuitant is living, the Beneficiary becomes the Contract Owner. If the Annuitant dies and the Contract Owner is living, the Contract Owner becomes the Beneficiary.

If the Annuitant dies on or after the Annuity Commencement Date, a Death Benefit may be paid or payments may continue under the following annuity payment options:

x  Life Annuity with Cash Refund


x  Life Annuity with Payments for a Period Certain



x  Joint and Last Survivor Life Annuity with Payments for a Period Certain and



x  Payments for a Period Certain.


Proceeds from the Death Benefit may be left with us for at least 5 years from the date of the Contract Owner's death if the death occurs prior to the Annuity Commencement Date. These proceeds will remain in the Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial Surrenders may be made at any time. In the event of a complete Surrender, the remaining value will equal the Contract Value of the proceeds left with us, minus any partial Surrenders. This option may not be available under certain Contracts issued in connection with Qualified Plans.

SETTLEMENT PROVISIONS
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You select an Annuity Commencement Date which will not be deferred beyond the Valuation Day immediately following the later of the Annuitant's 90th birthday or the end of the tenth Contract Year. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. The Annuity Commencement Date may be changed from time to time, but ANY CHANGE MUST BE WITHIN 30 DAYS PRIOR TO THE DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO BEGIN.


You also elect in writing an annuity payment option, which may be any of the options described below or any annuity payment option then being offered by us. The annuity payment option may not be changed on or after the Annuity Commencement Date. The Contract contains the six annuity payment options described below and the Annuity Proceeds Settlement Option.

For Qualified Contracts, the following annuity payment options are only available if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. The Annuity Proceeds Settlement option is available for Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Beneficiary at the time the option becomes effective. Such life expectancies are computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table in use by us. If you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

For Non-Qualified Contracts, if you do not elect otherwise, fixed dollar amount annuity payments will automatically begin on the Annuity Commencement Date under the annuity payment option Life Annuity with payments for a Period Certain of 10 years. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

With the exception of the option Payments for a Period Certain, if the variable dollar amount payment is selected, no Surrenders are permitted after annuity payments begin.


ANNUITY PAYMENT OPTIONS
LIFE ANNUITY


where we make Annuity payments for as long as the Annuitant lives.

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 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT, even if the Annuitant dies after one payment.


LIFE ANNUITY WITH CASH REFUND


where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value less any applicable Premium Taxes applied to this annuity payment option.

 - This option is only available if you select payments using a VARIABLE DOLLAR AMOUNT PAYMENT OPTION WITH THE 5% AIR OR FIXED DOLLAR AMOUNT ANNUITY PAYMENTS.


LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


where we make payments to you for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your Annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.


JOINT AND LAST SURVIVOR ANNUITY


where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.


JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is not less than 5 years and no more than 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and Joint Annuity die prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or We will continue payments until the end of the period selected.


PAYMENTS FOR A PERIOD CERTAIN


where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.


For Contracts issued in the state of Oregon, Payments for a Period Certain may be selected as follows: For fixed annuity payments, the minimum period that you can select is 10 years at any time and 5 years on or after the 2nd Contract Anniversary. For variable annuity payments, the minimum period that you can select is 5 years on or after the 10th Contract Anniversary. Under an Annuity payable with variable annuity payments, you may surrender the Contract after payments have begun by submitting a written request to us. The amount available to you is the Commuted Value.


WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

ANNUITY PAYMENTS

When your decide to begin to take payments, we calculate your Contract Value minus any Premium Tax which we must pay and, unless you instruct us otherwise, we apply that amount to a variable annuity with the same Sub-Account values. You may however, choose to have your Contract Value applied to a fixed annuity instead.

IMPORTANT: YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG ACCOUNTS TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

ANNUITY PAYMENTS -- The minimum Annuity payment is $50. No election may be made which results in a first payment of less than $50. If at any time Annuity payments are or become less than $50, we have the right to change the frequency of payment to intervals so that payments will at least be $50. If any amount due is less than the minimum amount per year, we make such other settlement as may be equitable to the Payee.

All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by you. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may be changed within 30 days prior to the anniversary of your Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- You select the Annuity Commencement Date in your application or order request. The

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Annuity Calculation Date will be no more than five Valuation Days before the Annuity Commencement Date.

ANNUITY CALCULATION DATE -- On the Annuity Calculation Date, your Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by you. The first Annuity payment is computed using the value of these Annuity Units as of the Annuity Calculation Date.

INCOME PAYMENT DATES -- All Annuity payments after the first Annuity payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Annuity Commencement Date, based on the Annuity payment frequency selected by you. They are also shown on the specification page of your Contract. You may choose from monthly, quarterly, semi-annual and annual payments. The Annuity payment frequency may not be changed once selected by you.

IN THE EVENT THAT YOU DO NOT SELECT A PAYMENT FREQUENCY, ANNUITY PAYMENTS WILL BE MADE MONTHLY.

VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT -- Variable Annuity payments are periodic payments we pay to your designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by you. The dollar amount of the first Variable Annuity payment depends on the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value less applicable Premium Tax applied to purchase the Annuity payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an AIR of not less than 3.0%.

The dollar amount of the first Variable Annuity payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the payment factor in the Contract for the selected annuity payment option. The dollar value of the first Variable Annuity payment is the sum of the first Variable Annuity payments attributable to each Sub-Account.

ANNUITY UNITS -- The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS -- The dollar amount of each subsequent Variable Annuity payment attributable to each Sub-Account is calculated on the Income Payment Date. It is determined by multiplying (a) by (b), where:


(a) is the number of Annuity Units of each Sub-Account credited under the Contract and



(b) is the Annuity Unit value (described below) for that Sub-Account.


The total subsequent Variable Annuity payments equal the sum of the amounts attributable to each Sub-Account.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to
(a) multiplied by (b) multiplied by (c) where:


(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;



(b) is the Annuity Unit value for the preceding Valuation Period; and



(c) is the Annuity Unit Factor


The Annuity Unit Factor neutralizes the AIR percentage (3%, 5%, or 6%). The daily Annuity Unit Factor corresponding to the AIR percentages of 3%, 5%, and 6% are 0.999919, 0.999866, and 0.999840, respectively

THE ASSUMED INVESTMENT RETURN (AIR) -- The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account(s) supporting the Variable Annuity payments, less an adjustment to neutralize the selected AIR. Dividing what would otherwise be the Annuity Unit value by the AIR factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the AIR selected by you. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.


The Contract permits Contract Owners to select one of three AIRs: 3%, 5% or 6%. A higher AIR will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the AIR, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the AIR. The 6% AIR is not available in the states of Oklahoma, Oregon, New Jersey or

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Texas. The following examples may help clarify the impact of selecting one AIR over another:


- If you select a 3% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 3% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 5% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 5% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 6% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 6% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 6%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE RETURNS REMAINED CONSTANT AND EQUAL TO THE AIR. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE AIR.

EXCHANGE (TRANSFER) OF ANNUITY UNITS -- After the Annuity Calculation Date, you may exchange (i.e., transfer) the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives a written request for a transfer. For guidelines refer to Sub-Account Value Transfers Before and After the Annuity Commencement Date.

FIXED DOLLAR ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Annuity option tables in the Contract. The Annuity payment will remain level for the duration of the Annuity. Any Fixed Annuity allocation may not be changed.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract Values or assignment proceeds to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units

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(See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion

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    ratio does not exceed the investment in the contract as of the Annuity
     Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

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 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.


 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING


Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.


E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.


MISCELLANEOUS
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HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

EXPERTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:


Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                         PAGE
----------------------------------------------------------------------
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------
SAFEKEEPING OF ASSETS
----------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS
----------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN
----------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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amounts under the plan will be subject to the claims of the employer's general creditors.


In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES


EXAMPLE 1


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value



EXAMPLE 2


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


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This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:


a)  attained age 59 1/2,

b)  separated from service,

c)  died, or

d)  become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.


Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.


Please complete the following and return to:


    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:


    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series VII of The Director variable annuity to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

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                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                           SERIES VII OF THE DIRECTOR



This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




Date of Prospectus:  May 1, 2000

Date of Statement of Additional:  May 1, 2000











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                                TABLE OF CONTENTS


SECTION                                                                    PAGE
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE
      COMPANY............................................................   4

SAFEKEEPING OF ASSETS ...................................................   4

INDEPENDENT PUBLIC ACCOUNTANTS ..........................................   4

DISTRIBUTION OF CONTRACTS................................................   5

CALCULATION OF YIELD AND RETURN..........................................   5

PERFORMANCE COMPARISONS..................................................  11

FINANCIAL STATEMENTS .................................................... SA-1


           DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

------------------------------------------- ---------------------- -------------- ------------------------------------
              Rating Agency                       Effective           Rating                Basis of Rating
                                               Date of Rating
------------------------------------------- ---------------------- -------------- ------------------------------------
A.M. Best and Company, Inc.                        1/1/99               A+        Financial performance.
------------------------------------------- ---------------------- -------------- ------------------------------------
Standard & Poor's                                  8/1/99               AA        Insurer financial strength
------------------------------------------- ---------------------- -------------- ------------------------------------
Duff & Phelps                                      7/1/99               AA+       Claims paying ability
------------------------------------------- ---------------------- -------------- ------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $226,178,603; 1998: $107,925,386; and 1997: $134,304,585. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a money market Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

     Effective Yield = [(Base Period Return + 1) 365/7] - 1

THE MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999


-------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                      YIELD                     EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   4.09%                          4.18%
-------------------------------------------------------------------------------------------------------


YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)(6) - 1]

Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                               YIELD
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                    5.69%
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                              8.30%
-------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                     5.51%
-------------------------------------------------------------------------------------------------


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standarized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts. There is no information for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts, because as of
December 31, 1999 the Sub-Accounts had not commenced operations.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
                                   SEPARATE
                                    ACCOUNT        1 YEAR          5 YEAR          10 YEAR     SINCE INCEPTION OF
          SUB-ACCOUNT           INCEPTION DATE                                                  SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          5/20/91        -0.79%          16.68%            N/A             11.08%

-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              5/20/91        -13.23%         3.03%             N/A              3.16%

-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       5/20/91        25.75%          20.95%            N/A             18.34%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS     3/9/94         -5.99%          18.18%            N/A             15.15%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        38.51%           N/A              N/A             61.69%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        10.32%           N/A              N/A             17.78%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98        -6.60%           N/A              N/A             -4.06%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/20/91         9.00%          23.93%            N/A             15.45%

-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         11.63%           N/A              N/A              9.66%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              5/20/91        28.12%          10.72%            N/A              8.32%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        39.92%           N/A              N/A             29.75%

-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      5/20/91        -6.41%          0.27%             N/A              0.25%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        5/20/91        -9.74%          2.89%             N/A              2.55%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         53.78%           N/A              N/A             23.06%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             5/20/91         8.30%          24.60%            N/A             15.74%

-------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts. There is no information for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts, because as of
December 31, 1999 the Sub-Accounts had not commenced operations.


NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE
            OF THE SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                     FUND
          SUB-ACCOUNT           INCEPTION DATE     1 YEAR          5 YEAR          10 YEAR     SINCE INCEPTION OF
                                                                                                      FUND
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          3/31/83         9.21%          19.26%          12.57%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              8/31/77        -3.23%          6.34%            6.07%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       4/2/84         35.75%          23.46%          18.28%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS    3/8/94          4.01%          20.55%            N/A             17.61%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        48.51%           N/A              N/A             70.84%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        20.32%           N/A              N/A             24.75%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98         3.40%           N/A              N/A              5.57%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/1/87         19.00%          26.23%          15.98%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         21.63%           N/A              N/A             12.86%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         38.12%          13.92%            N/A              8.99%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        49.92%           N/A              N/A             34.65%

-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/30/80         3.59%          3.98%            3.80%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        1/1/85          0.26%          6.25%            5.77%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS          8/9/96         63.78%           N/A              N/A             26.99%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             8/31/77        18.30%          26.90%          16.42%              N/A

-------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations;

and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

THE DIRECTOR SELECT
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series II of The Director SELECT variable annuity. Please read it carefully.

The Director SELECT variable annuity is a Contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one payment to us and we agree to make a series of annuity payments to you at a later date. This annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add premium payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make annuity payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------


At purchase, you allocate your premium payment, which is any purchase payment less any Premium Taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment goals and risk tolerance. The Sub-Accounts and the funds are listed below:



- EVERGREEN VA CAPITAL GROWTH FUND SUB-ACCOUNT which purchases shares of Evergreen VA Capital Growth Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN VA FOUNDATION FUND SUB-ACCOUNT which purchases shares of Evergreen VA Foundation Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN VA GROWTH FUND SUB-ACCOUNT which purchases shares of Evergreen VA Growth Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN VA OMEGA FUND SUB-ACCOUNT which purchases shares of Evergreen VA Omega Fund of Evergreen Variable Annuity Trust.



- EVERGREEN VA PERPETUAL INTERNATIONAL FUND SUB-ACCOUNT which purchases shares of Evergreen VA Perpetual International Fund of Evergreen Variable Annuity Trust.



- EVERGREEN VA SPECIAL EQUITY FUND SUB-ACCOUNT which purchases shares of Evergreen VA Special Equity Fund of Evergreen Variable Annuity Trust.



- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.



- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.



- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.



- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Technology HLS Fund of Hartford
  Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Growth and Income HLS Fund of Hartford
  Series Fund, Inc.



- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Index HLS Fund, Inc.



- HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.



- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.



- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.



- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases of Class IA of Hartford Stock HLS Fund, Inc.


You may also allocate some or all of your premium payment to one of the "Fixed Accumulation Features", which pays an interest rate guaranteed for a certain time period from the time the payment is made. Premium payments put in a Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this Prospectus.

Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                         4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                          9
----------------------------------------------------------------------
SUMMARY                                                          12
----------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                      14
----------------------------------------------------------------------
THE SEPARATE ACCOUNT                                             14
----------------------------------------------------------------------
THE FUNDS                                                        14
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  17
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURES                                  17
----------------------------------------------------------------------
THE CONTRACT                                                     18
----------------------------------------------------------------------
  Contract Value -- Before the Annuity Commencement Date         19
----------------------------------------------------------------------
  Contract Value Transfers Before and After the Annuity
   Commencement Date                                             19
----------------------------------------------------------------------
  Surrenders                                                     20
----------------------------------------------------------------------
  Contract Charges                                               21
----------------------------------------------------------------------
  Death Benefits                                                 23
----------------------------------------------------------------------
SETTLEMENT PROVISIONS                                            25
----------------------------------------------------------------------
  Annuity Payments                                               26
----------------------------------------------------------------------
  Other Information                                              28
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       28
----------------------------------------------------------------------
  A. General                                                     28
----------------------------------------------------------------------
  B. Taxation of Hartford and the Separate Account               28
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchasers Other Than Qualified Retirement Plans            28
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              31
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     31
----------------------------------------------------------------------
  F. Annuity Purchases By Nonresident Aliens and Foreign
     Corporations                                                31
----------------------------------------------------------------------
  G. Generation-Skipping Transfers                               31
----------------------------------------------------------------------
MISCELLANEOUS                                                    31
----------------------------------------------------------------------
  How Contracts Are Sold                                         31
----------------------------------------------------------------------
  Legal Matters                                                  32
----------------------------------------------------------------------
  Experts                                                        32
----------------------------------------------------------------------
  More Information                                               32
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         33
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED PLANS          34
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                37
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Features.

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make annuity payments to you.


ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, Conneticut 06089. The mailing address is Investment Product Services, Post Office Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is Surrendered in full. The charge is deducted proportionately from the funds in use at the time.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed.

ANNUITY: A Contract issued by us that provides, in exchange for premium payments, a series of annuity payments.

ANNUITY CALCULATION DATE: The date we calculate your first annuity payment.

ANNUITY COMMENCEMENT DATE: The date we start to make annuity payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the annuity payments we make to you.

ASSUMED INVESTMENT RETURN ("AIR"): The investment return, either 3%, 5% or 6%, which we base your variable dollar amount payments on. You select the AIR before we start to make annuity payments.

BENEFICIARY: The person or persons you designate to receive payment of the death benefit upon the death of the Contract Owner.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before we begin making annuity payments.

CONTRACT: The contract is the individual Annuity contract and any endorsements or riders. If you have a group annuity, you will receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The annual anniversary of the date we issued your annuity. If your contract anniversary falls on a day that is not a Valuation Day, then the next Valuation Day will be your Contract Anniversary for that year.

CONTRACT OWNER(S) OR YOU: The owner(s) or holder(s) of this Annuity.

CONTRACT VALUE: The total value of your Annuity that we get by adding up the value of each of your Sub-Accounts and Fixed Accumulation Features on any Valuation Day.

CONTRACT YEAR: The 12 months following the date you purchased your annuity and from any Contract Anniversary.

DOLLAR COST AVERAGING ("DCA"): Systematic transfers from one Account to another.

DCA PROGRAM FIXED ACCUMULATION FEATURES: Fixed Accumulation Features we establish to use for dollar cost averaging programs. These are part of our General Account.

DEATH BENEFIT: The amount we pay when the Contract Owner or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, or any other proof acceptable to us.

FIXED ACCUMULATION FEATURE: This is an account that is part of our General Account. You may allocate all or a portion of your premium payments or transfer of Contract Value to this account. In your contract this is defined as "The Fixed Account."

FUNDS: The Funds described in this Prospectus or any supplements to the Prospectus.

GENERAL ACCOUNT: Our General Account that includes our company assets and your annuity assets allocated to any of the Fixed Accumulation Features or DCA Program Fixed Accumulation Features.

HARTFORD OR WE: Hartford Life and Annuity Insurance Company.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior the deceased's 81st birthday or the date of death, if earlier.


PAYEE: The person or party designated by you to receive annuity payments.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

SEPARATE ACCOUNT: An account that we establish to separate the assets for your annuity Sub-Accounts from our company assets. Hartford Life and Annuity Insurance Company Separate Account One.

SUB-ACCOUNT: Divisions established within the Separate Account.

SURRENDER: A complete or partial withdrawal or distribution from your annuity.

SURRENDER VALUE: What we pay you if you terminate your annuity before we begin to make annuity payments.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES



SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     6%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.40%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from each Premium Payment.



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                                                    TOTAL FUND
                                                                                                     OPERATING
                                                                                     OTHER           EXPENSES
                                                              MANAGEMENT FEES      EXPENSES       (INCLUDING ANY
                                                              (INCLUDING ANY    (INCLUDING ANY    WAIVERS AND ANY
                                                                 WAIVERS)       REIMBURSEMENTS)   REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund                                   0.80%              0.38%            1.18%
-----------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                                       0.83%              0.12%            0.95%
-----------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund                                           0.70%              0.63%            1.33%
-----------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund                                            0.60%              0.36%            0.96%
-----------------------------------------------------------------------------------------------------------------
Evergreen VA Perpetual International Fund                          1.00%              0.96%            1.96%
-----------------------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund (1)                               0.90%              2.35%            3.25%
-----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%              0.02%            0.65%
-----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.49%              0.03%            0.52%
-----------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.64%              0.02%            0.66%
-----------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%              0.03%            0.68%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund (2)                                0.85%              0.25%            1.10%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%              0.12%            0.86%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (2)                            0.85%              0.25%            1.10%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.78%              0.04%            0.82%
-----------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.66%              0.06%            0.72%
-----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%              0.03%            0.43%
-----------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                           0.76%              0.09%            0.85%
-----------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.69%              0.09%            0.78%
-----------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.76%              0.03%            0.79%
-----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%              0.02%            0.47%
-----------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%              0.03%            0.48%
-----------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.75%              0.03%            0.78%
-----------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%              0.02%            0.48%
-----------------------------------------------------------------------------------------------------------------



(1) The Evergreen VA Special Equity Fund inception date is September 30, 1999. Expenses are based on annualized estimates for the current fiscal year. The investment advisor voluntarily waived investment advisory fees in the amount of 1.36% of assets under management. In addition, the investment advisor voluntarily reimbursed 1.32% of average assets under management for the period ending December 31, 1999. Including these waivers and reimbursements, total fund operating expenses would have been:



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund                                   0.00%          1.03%       1.03%
-----------------------------------------------------------------------------------------------------



(2) Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

EXAMPLE


THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:



                 If you Surrender your Contract at the  If you annuitize your Contract at the  If you do not Surrender your end of the applicable time period you  end of the applicable time period you  Contract, you would pay the
                 would pay the following expenses on    would pay the following expenses on    following expenses on a $1,000
                 a $1,000 investment, assuming a 5%     a $1,000 investment, assuming a 5%     investment, assuming a 5% annual
                 annual return on assets:               annual return on assets:               return on assets:
SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Capital
  Growth Fund      $ 86     $134      $173      $285      $25      $ 78      $133      $284     $ 26    $  78    $ 134     $285
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Foundation
  Fund             $ 84     $127      $162      $262      $23      $ 71      $122      $261     $ 23    $  71    $ 122     $262
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Growth Fund      $ 88     $138      $180      $300      $26      $ 82      $141      $300     $ 27    $  83    $ 142     $300
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Omega Fund       $ 84     $127      $162      $263      $23      $ 71      $122      $262     $ 23    $  72    $ 123     $263
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Perpetual
  International
  Fund             $ 94     $157      $211      $361      $33      $102      $173      $360     $ 34    $ 102    $ 173     $361
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Special
  Equity Fund      $108     $193      $271      $474      $46      $140      $235      $474     $ 47    $ 141    $ 235     $474
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  Advisers HLS
  Fund             $ 81     $118      $147      $230      $19      $ 61      $106      $229     $ 20    $  62    $ 107     $230
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond
  HLS Fund         $ 80     $114      $140      $216      $18      $ 57      $ 99      $215     $ 19    $  58    $ 100     $216
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  Capital
  Appreciation
  HLS Fund         $ 81     $118      $147      $231      $20      $ 62      $106      $230     $ 20    $  62    $ 107     $231
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  Dividend and
  Growth HLS
  Fund             $ 81     $119      $148      $233      $20      $ 62      $108      $233     $ 20    $  63    $ 108     $233
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global
  Health HLS
  Fund             $ 86     $131       N/A       N/A      $24      $ 75       N/A       N/A     $ 25    $  76      N/A     N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global
  Leaders HLS
  Fund             $ 83     $124      $157      $252      $22      $ 68      $117      $252     $ 22    $  69    $ 118     $252
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global
  Technology
  HLS Fund         $ 86     $131       N/A       N/A      $24      $ 75       N/A       N/A     $ 25    $  76      N/A     N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth
  and Income
  HLS Fund         $ 83     $123      $155      $248      $21      $ 67      $115      $247     $ 22    $  67    $ 115     $248
---------------------------------------------------------------------------------------------------------------------------------
Hartford High
  Yield HLS
  Fund             $ 82     $120      $150      $238      $20      $ 64      $110      $237     $ 21    $  64    $ 110     $238
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index
  HLS Fund         $ 79     $112      $135      $207      $17      $ 55      $ 94      $206     $ 18    $  55    $  95     $207
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  International
  Advisers HLS
  Fund             $ 83     $124      $157      $251      $22      $ 68      $116      $251     $ 22    $  68    $ 117     $251
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  International
  Opportunities
  HLS Fund         $ 82     $122      $153      $244      $21      $ 65      $113      $243     $ 21    $  66    $ 113     $244
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap
  HLS Fund         $ 82     $122      $154      $245      $21      $ 66      $113      $244     $ 22    $  66    $ 114     $245
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money
  Market HLS
  Fund             $ 79     $113      $137      $211      $18      $ 56      $ 97      $210     $ 18    $  56    $  97     $211
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  Mortgage
  Securities
  HLS Fund         $ 79     $113      $138      $212      $18      $ 56      $ 97      $211     $ 18    $  57    $  98     $212
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small
  Company HLS
  Fund             $ 82     $122      $153      $244      $21      $ 65      $113      $243     $ 21    $  66    $ 113     $244
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock
  HLS Fund         $ 79     $113      $138      $212      $18      $ 56      $ 97      $211     $ 18    $  57    $  98     $212
---------------------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED:



                 If you Surrender your Contract at the  If you annuitize your Contract at the  If you do not Surrender your end of the applicable time period you  end of the applicable time period you  Contract, you would pay the
                 would pay the following expenses on    would pay the following expenses on    following expenses on a $1,000
                 a $1,000 investment, assuming a 5%     a $1,000 investment, assuming a 5%     investment, assuming a 5% annual
                 annual return on assets:               annual return on assets:               return on assets:
SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Capital
  Growth Fund      $ 88     $138      $180      $300      $26      $ 82      $141      $300     $ 27    $  83    $ 142     $300
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Foundation
  Fund             $ 86     $131      $169      $277      $24      $ 75      $129      $276     $ 25    $  76    $ 130     $277
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Growth Fund      $ 89     $143      $188      $315      $28      $ 87      $149      $314     $ 29    $  88    $ 149     $315
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Omega Fund       $ 86     $132      $170      $278      $24      $ 76      $130      $277     $ 25    $  76    $ 130     $278
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Perpetual
  International
  Fund             $ 96     $161      $218      $375      $34      $106      $180      $374     $ 35    $ 107    $ 181     $375
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA
  Special
  Equity Fund      $109     $197      $277      $487      $48      $144      $242      $486     $ 48    $ 145    $ 242     $487
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  Advisers HLS
  Fund             $ 83     $123      $154      $246      $21      $ 66      $114      $245     $ 22    $  67    $ 114     $246
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond
  HLS Fund         $ 81     $119      $148      $232      $20      $ 62      $107      $232     $ 20    $  63    $ 108     $232
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  Capital
  Appreciation
  HLS Fund         $ 83     $123      $155      $247      $21      $ 66      $114      $246     $ 22    $  67    $ 115     $247
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  Dividend and
  Growth HLS
  Fund             $ 83     $123      $156      $249      $21      $ 67      $115      $248     $ 22    $  68    $ 116     $249
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global
  Health HLS
  Fund             $ 87     $136       N/A       N/A      $26      $ 80       N/A       N/A     $ 26    $  81      N/A     N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global
  Leaders HLS
  Fund             $ 85     $129      $165      $268      $23      $ 73      $125      $267     $ 24    $  73    $ 125     $268
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global
  Technology
  HLS Fund         $ 87     $136       N/A       N/A      $26      $ 80       N/A       N/A     $ 26    $  81      N/A     N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth
  and Income
  HLS Fund         $ 84     $128      $163      $264      $23      $ 71      $123      $263     $ 23    $  72    $ 123     $264
---------------------------------------------------------------------------------------------------------------------------------
Hartford High
  Yield HLS
  Fund             $ 83     $125      $158      $253      $22      $ 68      $117      $253     $ 22    $  69    $ 118     $253
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index
  HLS Fund         $ 80     $116      $143      $223      $19      $ 59      $102      $222     $ 19    $  60    $ 103     $223
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  International
  Advisers HLS
  Fund             $ 85     $128      $164      $267      $23      $ 72      $124      $266     $ 24    $  73    $ 125     $267
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  International
  Opportunities
  HLS Fund         $ 84     $126      $161      $260      $22      $ 70      $120      $259     $ 23    $  71    $ 121     $260
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap
  HLS Fund         $ 84     $127      $161      $261      $22      $ 70      $121      $260     $ 23    $  71    $ 122     $261
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money
  Market HLS
  Fund             $ 81     $117      $145      $227      $19      $ 61      $104      $226     $ 20    $  61    $ 105     $227
---------------------------------------------------------------------------------------------------------------------------------
Hartford
  Mortgage
  Securities
  HLS Fund         $ 81     $118      $146      $228      $19      $ 61      $105      $227     $ 20    $  61    $ 106     $228
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small
  Company HLS
  Fund             $ 84     $126      $161      $260      $22      $ 70      $120      $259     $ 23    $  71    $ 121     $260
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock
  HLS Fund         $ 81     $118      $146      $228      $19      $ 61      $105      $227     $ 20    $  61    $ 106     $228
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(For an Accumulation Unit outstanding throughout the period)



The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Evergreen Foundation Fund, Evergreen Omega Fund, Evergreen Special Equity Fund, Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because as of December 31, 1999 the Sub-Accounts had not commenced operations.



                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
EVERGREEN CAPITAL GROWTH FUND SUB-ACCOUNT
(Inception date February 20, 1998)
Accumulation Unit Value at beginning of period                    $   1.075
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.131
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                           1,389
--------------------------------------------------------------------------------
EVERGREEN GROWTH FUND SUB-ACCOUNT
(Inception date February 20, 1998)
Accumulation Unit Value at beginning of period                    $   0.907
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.086
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             806
--------------------------------------------------------------------------------
EVERGREEN PERPETUAL INTERNATIONAL FUND SUB-ACCOUNT
(Inception date February 20, 1998)
Accumulation Unit Value at beginning of period                    $   1.109
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.533
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                           1,350
--------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   4.398
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   4.803
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       1,425,393
--------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   2.258
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.185
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         197,575
--------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   5.526
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   7.501
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         537,835
--------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT
(Inception date March 8, 1994)
Accumulation Unit Value at beginning of period                    $   2.471
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.570
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         760,046
--------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.314
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.952
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          54,890
--------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT
(Inception date June 1, 1998)
Accumulation Unit Value at beginning of period                    $   1.182
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.422
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          78,909
--------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.035
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.070
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          20,235
--------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
(Inception date May 1, 1987)
Accumulation Unit Value at beginning of period                    $   4.712
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   5.608
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         191,225
--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
(Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                    $   1.476
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         149,495
--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT
(Inception date July 2, 1990)
Accumulation Unit Value at beginning of period                    $   1.641
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.267
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         391,871
--------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
(Inception date July 15, 1997)
Accumulation Unit Value at beginning of period                    $   1.371
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.056
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         181,142
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   1.716
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.777
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         270,072
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   2.211
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.217
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          52,197
--------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT
(Inception date August 9, 1996)
Accumulation Unit Value at beginning of period                    $   1.374
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.251
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         198,856
--------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   6.066
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   7.176
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         638,407
--------------------------------------------------------------------------------



Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first premium payment. Your first premium payment must be at least $1,000 and subsequent premium payments must be at least $500. The minimum premium payment requirements may differ if you are participating in our automatic investing ("InvestEase-Registered Trademark-") program.

 - For a limited time, usually within ten days after you receive your annuity, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You bear the investment risk for your premium payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

CONTINGENT DEFERRED SALES CHARGE ("CDSC")


You don't pay a sales charge when you purchase your Annuity. We may charge you a CDSC when you partially or fully Surrender your Annuity. The CDSC will depend on the amount you choose to Surrender and the length of time the Premium Payments you made have been in your Annuity. The percentage used to calculate the CDSC is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      One Year               7%
-----------------------------------------
     Two Years               6%
-----------------------------------------
    Three Years              6%
-----------------------------------------
     Four Years              5%
-----------------------------------------
     Five Years              4%
-----------------------------------------
     Six Years               3%
-----------------------------------------
    Seven Years              2%
-----------------------------------------
    Eight Years              0%
-----------------------------------------


IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct this $30 fee each year on your Contract Anniversary or when you completely Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.


The second type of charge is the fee you pay for the Funds. See the Annual Operation Expense Table for more complete information and the funds' prospectuses attached to this Prospectus.


If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value and is equal to 0.15% per year of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You can partially or fully Surrender your Contract subject to a Contingent Deferred Sales Charge (CDSC). You can partially Surrender your Contract without any CDSC applied to the Surrender under the following conditions:

- Surrenders which don't exceed 15% of premium payments per Contract Year (Annual Withdrawal Amount);

- Surrenders made from premium payments invested more than seven years;

- 100% Surrender of earnings after the seventh Contract Year;

- Surrenders under the nursing home waiver (described as Eligible Confinement in the Contract); or

- Surrenders eligible for disability waiver under a group qualified plan.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit will remain invested in the Sub-Accounts according to your last instructions (unless otherwise mutually specified by your Beneficiaries) and will be subject to market fluctuations.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value, which is the highest Anniversary Value before the deceased's 81st birthday or date of death; or

- Your Interest Accumulation Value.


The INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value equal to .15% per year of the Sub-Account value. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.



If you elect the Optional Death Benefit, at any time after you purchase your annuity, the Optional Death Benefit calculation will be different.



SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment or as an annuity payment option. Spousal contract continuation will only apply one time for each Contract.


WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase your annuity, you may choose one of the following annuity payment options, or receive a lump sum payment:

LIFE ANNUITY where we make scheduled payments for the Annuitant's life.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value, less any applicable Premium Taxes, applied to this annuity payment option.

 - This option is only available if you select a variable dollar amount payment with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this annuity payment option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is a minimum of 5 years and a maximum 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and the Joint Annuitant die prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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   we will continue payments until the end of the period selected.


You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, which ever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what annuity payment option you want before that time, we will pay you under the Life Annuity with a 10 year period certain. You and Hartford can agree to start payments at a later date if the laws in effect allow us to defer payment and we agree to allow you to defer.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS



                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              1/1/99          A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's          8/1/99         AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps              7/1/99         AA+      Claims paying ability
--------------------------------------------------------------------------------


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS
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The Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA Omega Fund, Evergreen VA Perpetual International Fund, and Evergreen VA Special Equity Fund are series of Evergreen Variable Annuity Trust, a Delaware business trust. Mentor Investment Advisors LLC is the investment advisor to the Evergreen VA Capital Growth Fund and to the Evergreen VA Growth Fund. Evergreen Asset Management Corp. is the investment advisor to the Evergreen VA Foundation Fund. Evergreen Investment Management Company is the investment advisor to the Evergreen VA Omega Fund. Mentor Perpetual Advisors LLC is the investment advisor to the Evergreen VA Perpetual International Fund. Meridian Investment Company is the investment advisor to the Evergreen VA Special Equity Fund. All the investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $250 billion in consolidated assets as of December 31, 1999.



Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Each Hartford HLS Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



EVERGREEN VA CAPITAL GROWTH FUND -- Seeks to provide long-term growth by investing primarily in common stocks of large U.S. companies which the investment advisor believes offer the potential for capital appreciation over both the immediate and long term.



EVERGREEN VA FOUNDATION FUND -- Seeks, in order of priority, reasonable income, conservation of capital and capital appreciation by investing in a combination of equity and debt securities.



EVERGREEN VA GROWTH FUND -- Seeks to provide long-term capital growth through investment in common stock. Although the Fund may invest in companies of any size, the Fund invests principally in common stocks of small to mid-sized companies.



EVERGREEN VA OMEGA FUND -- Seeks long-term capital growth through investment in common stocks and convertible securities of companies of all sizes.



EVERGREEN VA PERPETUAL INTERNATIONAL FUND -- Seeks to provide long-term capital growth by investing in a diversified portfolio of equity securities of issuers of all sizes located outside the United States. The Fund may also invest in debt securities.



EVERGREEN VA SPECIAL EQUITY FUND -- Seeks capital growth through investment in equity securities of U.S. companies with small market capitalizations.



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of health care companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

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HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds are sold to our other Separate Accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other Separate Accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payments to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determined appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of

* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes that the Optional Death Benefit has not been elected.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.


THE FIXED ACCUMULATION FEATURES
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE CONTRACT RELATING TO THE FIXED ACCUMULATION FEATURES IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURES ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NONE OF THE FIXED ACCUMULATION FEATURES OR ANY OF THEIR INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURES. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURES MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Payments and Contract Values allocated to a Fixed Accumulation Feature become a part of our general assets. We invest the assets of the General Account in accordance with applicable law governing the investments of insurance company General Accounts. We have more than one Fixed Accumulation Feature. The standard Fixed Accumulation Feature (the "Fixed Accumulation Feature") and then a number of DCA Program Fixed Accumulation Features, which we collectively refer to as the "Fixed Accumulation Features".

CURRENTLY, WE GUARANTEE THAT WE WILL CREDIT INTEREST AT A RATE OF NOT LESS THAN 3% PER YEAR, COMPOUNDED ANNUALLY, TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE. WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO CREDIT INTEREST AT A RATE IN EXCESS OF 3% PER YEAR. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for the determination of interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in", "first-out" basis. For Contracts issued in the State of New York, Fixed Accumulation Feature interest rates may vary from other states.

From time to time, we may credit increased interest rates to Contract Owners under certain programs established at our sole discretion.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- These programs will use designated DCA Program Fixed Accumulation Features. Currently, Contract Owners may enroll in a special pre-authorized transfer program known as our Dollar Cost Averaging Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their payment into the appropriate DCA Program Fixed Accumulation Feature (we may allow a lower minimum premium payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all payments and accrued interest must be transferred from the DCA Program Fixed Accumulation Feature in use to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program, which will generally be less than the prior monthly transfer amounts.


The pre-authorized transfers will begin within 15 days after we receive the initial Program payment and complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will transfer any remaining amounts to the Fixed Accumulation Feature and you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by You.

You may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation of enrollment in the Program, you will no longer receive the increased interest rate and unless we receive instructions to the contrary, the amounts remaining in the DCA Program Fixed Accumulation Feature may be transferred to the Fixed Accumulation Feature and accrue the interest rate currently in effect.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on consecutive Valuation Days.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.


THE CONTRACT
--------------------------------------------------------------------------------

THE CONTRACT OFFERED -- The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including; (a) any trustee or custodian for a retirement plan qualified under Sections 401(a), or 403(a) of the Internal Revenue Code (which includes Section 401(k));
(b) annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;
(c) Individual Retirement Annuities adopted according to Section 408 of the Code; (d) employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (e) certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts").


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.



PURCHASING A CONTRACT -- A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with an initial premium payment to the Administrative Office of the Company. The maximum age for Annuitant, Owner and Joint Owner on the Contract Issue Date is 85. Generally, the minimum premium payment is $1,000. The minimum subsequent premium payment is $500. Certain plans may be allowed to make smaller periodic premium payments. Unless we give our prior approval, we will not accept a premium payment in excess of $1,000,000. Each premium payment, which is your premium payment after the deduction of any applicable Premium Taxes, may be split among the various Accounts subject to minimum amounts then in effect. For Contracts issued in Oregon, premium payments will only be

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. We will send you a confirmation notice upon receipt and acceptance of your premium payment.



In Oregon, Premium Payments are only allowed in the first three Contract Years. In Massachusetts, Premium Payments are only allowed in the first three Contract Years or until the Contract Owner turns 63, whichever is later.


RIGHT TO EXAMINE THE CONTRACT -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days (or longer in some states) after you receive it. You must send a written request for cancellation along with the Contract. We will, without deduction for any CDSC normally assessed, pay you an amount equal to the Contract Value. YOU BEAR THE INVESTMENT RISK DURING THE PERIOD PRIOR TO OUR RECEIPT OF YOUR REQUEST FOR CANCELLATION. We will refund the premium paid only for Individual Retirement Annuities, if returned within seven days of receipt, and in those states where required by law.

CREDITING AND VALUATION -- Your premium payment, which is the balance remaining after the deduction of any Premium Tax, is credited to your Contract within two business days of receipt by us at our Administrative Office of a properly completed application or an order to purchase a Contract and the premium payment. The payment will be credited to the Accounts according to the instructions we receive from you.

If your application or other information is incomplete when received, your payment will be credited to the Accounts within five business days of receipt of complete information. If the payment is not credited within five business days, it will be immediately returned to you unless you have been informed of the delay and tell us not to return it.

Subsequent premium payments are priced on the Valuation Day we receive the payment in our Administrative Office, provided it is received before the New York Stock Exchange closes. Unless otherwise specified, We will allocate any subsequent payments to Accounts according to your most recent instructions.

CONTRACT VALUE -- BEFORE THE ANNUITY
COMMENCEMENT DATE

Your Contract Value reflects interest rate credited any amounts allocated to the Fixed Accumulation Features and the investment performance of the Sub-Accounts where you have payments allocated.

SUB-ACCOUNT VALUES -- Your Sub-Account Values on the date we issue your Contract is the amount of your premium payment allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

ACCUMULATION UNITS -- When Premium Payments are credited to your Sub-Accounts, they are converted into accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.

You will be advised, at least semiannually, of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, and the total value of your Contract.

THE NET INVESTMENT FACTOR (BEFORE AND AFTER THE ANNUITY COMMENCEMENT
DATE) -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:


(a) Is the Net Asset Value of the Fund held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Fund);



(b) Is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period;



(c) Is a daily factor representing the mortality and expense risk charge and any optional charges deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.



CONTRACT VALUE TRANSFERS BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE



You may transfer your Contract Values from one or more Accounts to another Account free of charge. WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS TO 12 PER CONTRACT YEAR, WITH NO 2 TRANSFERS OCCURRING ON CONSECUTIVE VALUATION DAYS. There may be limitations on transfers to and from the Fixed Accumulation Features that are described in your Contract. Some states may allow us to limit the dollar amount transferred.

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TELEPHONE AND INTERNET TRANSFERS -- In most states, you, or your attorney-in-fact acting pursuant to a power of attorney, can make transfers:



- By calling us at (800) 862-6668



- Electronically, when available, by the Internet through our website at http://online.hartford.com



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.



Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.



We may permit you to pre-authorize transfers under certain circumstances. Transfers between the Accounts may be made both before and after the Annuity Commencement Date. Generally, the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%). No minimum balance is presently required in any Account.


IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US IN OUR ADMINISTRATIVE OFFICES OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.

The right to reallocate Contract Values is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS.

For Contracts issued in THE STATES OF NEW YORK, FLORIDA, MARYLAND OR OREGON, the reservation of rights set forth in the preceding paragraph is limited to: (i) requiring up to a maximum of 10 Valuation Days between each transfer; (ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from you and not from your representative, agent or person acting under a power of attorney for you.

Currently, we will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose Accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with us.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

SURRENDERS


Contract Owners should consult their qualified tax adviser regarding the tax consequences of a Surrender.


 - A Surrender made before age 59 1/2 may result in adverse tax consequences, including a penalty tax of 10% of the taxable portion of the Surrender Value. (See "Federal Tax Considerations").

PAYMENT OF SURRENDER AMOUNTS -- Payment of any request for a full or partial Surrender from the Accounts will be made as soon as possible and in any event no later than seven days after we receive the request at our Administrative Office.

There may be postponement in the payment of Surrender Amounts whenever (a) the New York Stock Exchange is closed; (b) trading on the New York Stock Exchange is restricted as determined by the Commission; (c) the Commission permits postponement and so orders; or (d) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

FULL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- At any time prior to the Annuity Commencement Date, you have the right to fully Surrender the Contract. In such event, the Surrender Value of the Contract may be taken in the form of a lump sum cash payment.

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The Surrender Value of the Contract is equal to the Contract Value less any Premium Taxes, the Annual Maintenance Fee and any Contingent Deferred Sales Charge, if applicable. The Surrender Value may be more or less than the amount of the payments made to your Contract.

PARTIAL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- You may make a partial Surrender of your Contract Value at any time prior to the Annuity Commencement Date so long as the amount Surrendered is at least equal to our minimum amount rules then in effect. Additionally, if the remaining Contract Value following a Surrender is less than $500, we may terminate the Contract and pay the Surrender Value. For Contracts issued in Texas, the Contract will not be terminated when the remaining Contract Value after a Surrender is less than $500 unless there were no payments made during the previous 2 Contract Years.

WHEN REQUESTING A PARTIAL SURRENDER, YOU SHOULD SPECIFY THE ACCOUNT(S) FROM WHICH THE PARTIAL SURRENDER WILL BE TAKEN; OTHERWISE, THE SURRENDER WILL BE TAKEN ON A PRO RATA BASIS ACCORDING TO THE VALUE IN EACH ACTIVE ACCOUNT.

We may permit you to pre-authorize partial Surrenders subject to certain limitations then in effect. We permit partial Surrenders by telephone subject to dollar amount limitations in effect at the time you request the Surrender. To request partial Surrenders by telephone, you must have completed and returned to us a Telephone Redemption Program Enrollment Form authorizing telephone Surrenders. If there are joint Contract Owners, both must authorize us to accept telephone instructions and agree that We may accept telephone instructions for partial Surrenders from either Contract Owner. Partial Surrender requests will not be honored until we receive all required documents in proper form.

Telephone authorization will remain valid until (a) we receive written notice of revocation by you, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) we discontinue the privilege; or (c) we have reason to believe that you have entered into a market timing agreement with an investment adviser and/or broker/dealer.

We may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. We will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

In order to obtain that day's unit values on Surrender, We must receive telephone Surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

We may modify, suspend, or terminate telephone transaction privileges at any time.

SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may fully Surrender your Contract on or after the Annuity Commencement Date if you elect the Payment For a Period Certain Settlement Option. We pay you the commuted value that is equal to the present value of the remaining payments we are scheduled to make less any applicable Contingent Deferred Sales Charge. The commuted value is determined as of the date we receive your written request for Surrender at our Administrative Office.


Partial Surrenders are permitted after the Annuity Commencement Date if you elect a variable dollar amount payment under the Payments for Period Certain Settlement Option, but check with your qualified tax adviser because there may be adverse tax consequences.


IMPORTANT TAX INFORMATION -- There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age
59 1/2, b) separated from service, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a surrender is permissible, with or without tax penalty, in any particular situation; or in monitoring Surrender requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender. (See "Federal Tax Considerations").

CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE ("CDSC")


The CDSC covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



We may assess a CDSC when you request a full or partial Surrender. The CDSC is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own CDSC schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the CDSC will be when you Surrender. The amount assessed a CDSC will not exceed your total Premium Payments.

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The percentage used to calculate the CDSC is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   7%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   6%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------



For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a CDSC as follows.



- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a CDSC.



- We will then Surrender the Premium Payments that have been in the Annuity the longest.



- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a CDSC of 4% on that amount or $400.00.



- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a CDSC of 7% of the $500 or $35.00.



- Your CDSC is $435.00



If you have any questions about these charges, please contact your financial adviser or Hartford.


PAYMENTS NOT SUBJECT TO CDSC

ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract years, you may make a partial Surrender of Contract Values of up to 15% of the premium payments each Contract Year on a non-cumulative basis, as determined on the date of the requested Surrender, without the application of the CDSC. After the seventh Contract Year, you may make a partial Surrender each Contract Year of 15% of premium payments made during the seven years prior to the Surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the Surrender. These amounts are different for group Unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

EXTENDED SURRENDER PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to Surrender an amount equal to the required minimum distribution for the stated Contract without incurring any CDSC.

WAIVERS OF CDSC

CONFINEMENT IN A NURSING HOME, HOSPITAL OR LONG TERM CARE FACILITY (DESCRIBED AS ELIGIBLE CONFINEMENT IN THE CONTRACT) -- We will waive any CDSC applicable to a partial or full Surrender if the Annuitant, Contract Owner or joint annuitant is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant, Contract Owner or joint annuitant cannot be confined at the time the Contract is purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date. You must provide written proof of confinement satisfactory to Hartford and you must request the partial or full Surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or contact Us to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No CDSC otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a Surrender of variable payments for a Period Certain Annuity option) provided for under the Contract.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by us from time to time may have different Surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming risks under the Contract, we deduct a daily charge at the rate of 1.25% per year against all Contract Values held in the Accounts during the life of the Contract. Although variable annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by us.

There are two types of mortality risks: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality risk we take in the accumulation phase is that we may experience a loss resulting from the assumption of the mortality risk relative to the death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value. The mortality risk we take during the annuity payout phase is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

During the accumulation phase, we also provide an expense undertaking. We assume the risk that the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, we will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse us for expenses relating to the maintenance of the Contract and Accounts. If during a Contract Year the Contract is Surrendered for its full value, we will deduct the Annual Maintenance Fee at the time of such Surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are Surrendered. The Annual Maintenance Fee is $30 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. We reserve the right to waive the Annual Maintenance Fee under other conditions.

PREMIUM TAXES -- Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is Surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

OPTIONAL DEATH BENEFIT FEE -- If you elect the Optional Death Benefit, we will deduct daily from your Contract Value an additional charge which equals .15% per year of the Sub-Account value.

EXCEPTIONS TO CHARGES UNDER THE CONTRACT -- We may offer, at our discretion, reduced fees and charges including, but not limited to, CDSC, the mortality and expense risk charge, administration charges, optional charges and the Annual Maintenance Fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE

DETERMINATION OF THE BENEFICIARY -- If the Contract Owner or the Annuitant dies before the Annuity Commencement Date, we will pay a Death Benefit to the Beneficiary.

 - IF THE CONTRACT OWNER DIES before the Annuity Commencement Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is the sole Beneficiary, the spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Contract Owner. If the Annuitant is not living and there is no Contingent Annuitant, the spouse will be presumed to be the Contingent Annuitant. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

 - IF THE ANNUITANT DIES before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If either (a) there is no Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or
    (c) if any sole Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract control provisions, will receive the Death Benefit. However, if the Annuitant dies prior to the Annuity Commencement Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be void.

DETERMINATION OF THE DEATH BENEFIT

IF YOU DID NOT ELECT THE OPTIONAL DEATH BENEFIT, Your Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be calculated as follows:

If the deceased HAD NOT REACHED THEIR 81ST BIRTHDAY, the Death Benefit is the greater of:

- 100% of the total premium payments made to the Contract, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, premium

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payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF THE DECEASED REACHED THEIR 81ST BIRTHDAY, then the Death Benefit is the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- The Maximum Anniversary Value.

IF YOU DID ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- The Maximum Anniversary Value; or

- The Interest Accumulation Value, which is described below.

The Interest Accumulation Value is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. We stop compounding interest on the deceased's 81st birthday or date of death. After that date, the Interest Accumulation Value will be adjusted by adding any subsequent payments and subtracting proportional adjustments for any partial Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older.


For Contracts issued in the state of Washington, the Optional Death Benefit is not available.


If you elect to add the Optional Death Benefit after you purchase your annuity, the Interest Accumulation Value calculation will be:



- Your Contract Value on the date we add the Optional Death Benefit to your annuity;



- Plus any Premium Payments made after the Optional Death Benefit is added;



- Minus any partial Surrenders after the Option Death Benefit is added;



- Compounded daily at an annual interest rate of 5%.



SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal contract continuation will only apply one time for each Contract.


CALCULATION OF THE DEATH BENEFIT -- If the Contract Owner or Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to the Beneficiary, the Death Benefit will be calculated as of the date we receive written notification of Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF WRITTEN NOTIFICATION OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETE SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

Any Annuity payments made on or after the date of death, but before receipt of written notification of Due Proof of Death will be recovered by us from the Payee.

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If, on or after the Annuity Commencement Date, the Contract Owner dies and the Annuitant is living, the Beneficiary becomes the Contract Owner. If the Annuitant dies and the Contract Owner is living, the Contract Owner becomes the Beneficiary.

If the Annuitant dies on or after the Annuity Commencement Date, a Death Benefit may be paid or payments may continue under the following annuity payment options:

x  Life Annuity with Cash Refund


x  Life Annuity with Payments for a Period Certain



x  Joint and Last Survivor Life Annuity with Payments for a Period Certain and


x  Payments for a Period Certain.

Proceeds from the Death Benefit may be left with us for at least 5 years from the date of the Contract Owner's death if the death occurs prior to the Annuity Commencement Date. These proceeds will remain in the Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial Surrenders may be made at any time. In the event of a complete Surrender, the remaining value will equal the Contract Value of the proceeds left with us, minus any partial

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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Surrenders. This option may not be available under certain Contracts issued in connection with Qualified Plans.

SETTLEMENT PROVISIONS
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You select an Annuity Commencement Date which will not be deferred beyond the Valuation Day immediately following the later of the Annuitant's 90th birthday or the end of the tenth Contract Year. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. The Annuity Commencement Date may be changed from time to time, but ANY CHANGE MUST BE WITHIN 30 DAYS PRIOR TO THE DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO BEGIN.

You also elect in writing an annuity payment option, which may be any of the options described below or any annuity payment option then being offered by us. The annuity payment option may not be changed on or after the Annuity Commencement Date. The Contract contains the six annuity payment options described below and the Annuity Proceeds Settlement Option.

For Qualified Contracts, the following annuity payment options are only available if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. The Annuity Proceeds Settlement option is available for Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Beneficiary at the time the option becomes effective. Such life expectancies are computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table in use by us. If you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

For Non-Qualified Contracts, if you do not elect otherwise, fixed dollar amount annuity payments will automatically begin on the Annuity Commencement Date under the annuity payment option Life Annuity with payments for a Period Certain of 10 years. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

With the exception of the option Payments for a Period Certain, if the variable dollar amount payment is selected, no Surrenders are permitted after annuity payments begin.


ANNUITY PAYMENT OPTIONS
LIFE ANNUITY


where we make Annuity payments for as long as the Annuitant lives.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT, even if the Annuitant dies after one payment.


LIFE ANNUITY WITH CASH REFUND


where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value less any applicable Premium Taxes applied to this annuity payment option.

 - This option is only available if you select payments using a VARIABLE DOLLAR AMOUNT PAYMENT OPTION WITH THE 5% AIR OR FIXED DOLLAR AMOUNT ANNUITY PAYMENTS.


LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


where we make payments to you for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your Annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.


JOINT AND LAST SURVIVOR ANNUITY


where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.


JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is not less than 5 years and no more than 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and Joint Annuity die prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or We will continue payments until the end of the period selected.

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PAYMENTS FOR A PERIOD CERTAIN


where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.


For Contracts issued in the state of Oregon, Payments for a Period Certain may be selected as follows: For fixed annuity payments, the minimum period that you can select is 10 years at any time and 5 years on or after the 2nd Contract Anniversary. For variable annuity payments, the minimum period that you can select is 5 years on or after the 10th Contract Anniversary. Under an Annuity payable with variable annuity payments, you may surrender the Contract after payments have begun by submitting a written request to us. The amount available to you is the Commuted Value.


WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

ANNUITY PAYMENTS

When your decide to begin to take payments, we calculate your Contract Value minus any Premium Tax which we must pay and, unless you instruct us otherwise, we apply that amount to a variable annuity with the same Sub-Account values. You may however, choose to have your Contract Value applied to a fixed annuity instead.

IMPORTANT -- YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG ACCOUNTS TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

ANNUITY PAYMENTS -- The minimum Annuity payment is $50. No election may be made which results in a first payment of less than $50. If at any time Annuity payments are or become less than $50, we have the right to change the frequency of payment to intervals so that payments will at least be $50. If any amount due is less than the minimum amount per year, we make such other settlement as may be equitable to the Payee.

All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by you. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may be changed within 30 days prior to the anniversary of your Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- You select the Annuity Commencement Date in your application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Annuity Commencement Date.

ANNUITY CALCULATION DATE -- On the Annuity Calculation Date, your Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by you. The first Annuity payment is computed using the value of these Annuity Units as of the Annuity Calculation Date.

INCOME PAYMENT DATES -- All Annuity payments after the first Annuity payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Annuity Commencement Date, based on the Annuity payment frequency selected by you. They are also shown on the specification page of your Contract. You may choose from monthly, quarterly, semi-annual and annual payments. The Annuity payment frequency may not be changed once selected by you.

IN THE EVENT THAT YOU DO NOT SELECT A PAYMENT FREQUENCY, ANNUITY PAYMENTS WILL BE MADE MONTHLY.

VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT -- Variable Annuity payments are periodic payments we pay to your designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by you. The dollar amount of the first Variable Annuity payment depends on the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value less applicable Premium Tax applied to purchase the Annuity payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an AIR of not less than 3.0%.

The dollar amount of the first Variable Annuity payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the payment factor in the Contract for the selected annuity payment option. The dollar value of the first Variable Annuity payment is the sum of the first Variable Annuity payments attributable to each Sub-Account.

ANNUITY UNITS -- The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

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SUBSEQUENT VARIABLE ANNUITY PAYMENTS -- The dollar amount of each subsequent Variable Annuity payment attributable to each Sub-Account is calculated on the Income Payment Date. It is determined by multiplying (a) by (b), where:


(a) is the number of Annuity Units of each Sub-Account credited under the Contract and



(b) is the Annuity Unit value (described below) for that Sub-Account.


The total subsequent Variable Annuity payments equal the sum of the amounts attributable to each Sub-Account.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to
(a) multiplied by (b) multiplied by (c) where:


(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;



(b) is the Annuity Unit value for the preceding Valuation Period; and



(c) is the Annuity Unit Factor


The Annuity Unit Factor neutralizes the AIR percentage (3%, 5%, or 6%). The daily Annuity Unit Factor corresponding to the AIR percentages of 3%, 5%, and 6% are 0.999919, 0.999866, and 0.999840, respectively.

THE ASSUMED INVESTMENT RETURN (AIR) -- The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account(s) supporting the Variable Annuity payments, less an adjustment to neutralize the selected AIR. Dividing what would otherwise be the Annuity Unit value by the AIR factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the AIR selected by you. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.


The Contract permits Contract Owners to select one of three AIRs: 3%, 5% or 6%. A higher AIR will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the AIR, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the AIR. The 6% AIR is not available in the states of Oklahoma, Oregon, New Jersey or Texas. The following examples may help clarify the impact of selecting one AIR over another:


- If you select a 3% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 3% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 5% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 5% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 6% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 6% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 6%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE RETURNS REMAINED CONSTANT AND EQUAL TO THE AIR. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE AIR.

EXCHANGE (TRANSFER) OF ANNUITY UNITS -- After the Annuity Calculation Date, you may exchange (i.e., transfer) the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives a written request for a transfer. For guidelines refer to Sub-Account Value Transfers Before and After the Annuity Commencement Date.

FIXED DOLLAR ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by

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Hartford which is no less than the rate specified in the Fixed Annuity option tables in the Contract. The Annuity payment will remain level for the duration of the Annuity. Any Fixed Annuity allocation may not be changed.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract Values or assignment proceeds to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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    "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

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    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.


 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.


 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

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The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING


Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.


E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.


MISCELLANEOUS
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HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the

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amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

EXPERTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:


Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 SECTION                                                                   PAGE
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 DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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 SAFEKEEPING OF ASSETS
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 INDEPENDENT PUBLIC ACCOUNTANTS
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 DISTRIBUTION OF CONTRACTS
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 CALCULATION OF YIELD AND RETURN
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 PERFORMANCE COMPARISONS
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 FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:


- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408
TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES


EXAMPLE 1


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value



EXAMPLE 2


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


--------------------------------------------------------------------------------

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:


a. attained age 59 1/2,

b. separated from service,

c. died, or

d. become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.


Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.


Please complete the following and return to:


    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:


    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series II of The Director SELECT variable annuity to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                         SERIES II OF THE DIRECTOR SELECT



This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




Date of Prospectus: May 1, 2000

Date of Statement of Additional: May 1, 2000











333-69487

                                TABLE OF CONTENTS


SECTION                                                                     PAGE
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE
      COMPANY............................................................

SAFEKEEPING OF ASSETS ...................................................

INDEPENDENT PUBLIC ACCOUNTANTS ..........................................

DISTRIBUTION OF CONTRACTS................................................

CALCULATION OF YIELD AND RETURN..........................................

PERFORMANCE COMPARISONS..................................................

FINANCIAL STATEMENTS ....................................................


           DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                            HARTFORD'S RATINGS


------------------------------------------- ----------------------- -------------- -------------------------------------
              RATING AGENCY                   EFFECTIVE DATE OF        RATING             DESCRIPTION OF RATING
                                                    RATING
------------------------------------------- ----------------------- -------------- -------------------------------------
A. M. Best and Company, Inc.                        1/1/99               A+        Financial Performance
------------------------------------------- ----------------------- -------------- -------------------------------------
Standard & Poor's                                   8/1/99               AA        Insurer Financial Strength
------------------------------------------- ----------------------- -------------- -------------------------------------
Duff & Phelps                                       7/1/99               AA+       Claims Paying Ability
------------------------------------------- ----------------------- -------------- -------------------------------------


                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $226,178,603; 1998: $107,925,386; and 1997: $134,304,585. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a money market Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

THE MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.


              YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999.

--------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                            YIELD                            EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         4.09%                                 4.18%
--------------------------------------------------------------------------------------------------------------------


YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.


                         YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999.

--------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                                                                  YIELD
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                                       5.69%
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                                                 8.30%
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                                        5.51%
--------------------------------------------------------------------------------------------------------------------


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts. There is no information for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts, because as of December 31, 1999 the Sub-Accounts had not commenced operations.




    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                   SEPARATE
SUB-ACCOUNT                         ACCOUNT        1 YEAR          5 YEAR          10 YEAR      SINCE INCEPTION OF
                                INCEPTION DATE                                                   SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund   3/2/1998        -4.83%            N/A             N/A               0.48%
--------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund        3/1/96         -0.74%            N/A             N/A              11.67%
--------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund            3/2/98          9.71%            N/A             N/A              -2.49%
--------------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund             3/1/97         35.42%            N/A             N/A              21.61%
--------------------------------------------------------------------------------------------------------------------
Evergreen VA Perpetual              3/2/98         28.25%            N/A             N/A              20.21%
International Fund
--------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund    9/29/99          N/A             N/A             N/A               8.49%
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          6/2/86         -0.79%          16.68%            N/A              11.08%
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              6/2/86        -13.23%           3.03%            N/A               3.16%
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       6/2/86         25.75%          20.95%            N/A              18.34%
HLS Fund
--------------------------------------------------------------------------------------------------------------------

Hartford Dividend and Growth HLS    3/8/94         -5.99%          18.18%            N/A              15.15%
Fund

--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    9/30/98        38.51%            N/A             N/A              61.69%
--------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        10.32%            N/A             N/A              17.78%
Fund
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        9/30/98        -6.60%            N/A             N/A              -4.06%
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/1/87          9.00%          23.93%            N/A              15.45%
--------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         11.63%            N/A             N/A               9.66%
HLS Fund
--------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         28.12%          10.72%            N/A               8.32%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        39.92%            N/A             N/A              29.75%
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/2/86         -6.41%           0.27%            N/A               0.25%
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        6/2/86         -9.74%           2.89%            N/A               2.55%
HLS Fund
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         53.78%            N/A             N/A              23.06%
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             6/2/86          8.30%          24.60%            N/A              15.74%
--------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.



In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



The following are the non-standardized annualized total return quotations for the Sub-Accounts. There is no information for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts, because as of
December 31, 1999 the Sub-Accounts had not commenced operations.



 NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
             THE SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
                                FUND INCEPTION
SUB-ACCOUNT                          DATE          1 YEAR          5 YEAR          10 YEAR     SINCE INCEPTION OF
                                                                                                      FUND
-------------------------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund    3/2/98          5.17%           N/A              N/A              6.94%
-------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund        3/1/96          9.26%           N/A              N/A             15.17%
-------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund            3/2/98         19.71%           N/A              N/A              4.61%
-------------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund             3/1/97         45.42%           N/A              N/A             26.06%
-------------------------------------------------------------------------------------------------------------------
Evergreen VA Perpetual              3/2/98         38.25%           N/A              N/A             26.27%
International Fund
-------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund    9/29/99          N/A            N/A              N/A             18.49%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          3/31/83         9.21%          19.26%          12.57%            12.25%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              8/31/77        -3.23%           6.34%           6.07%             7.18%
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       4/2/84         35.75%          23.46%          18.28%            17.26%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS    3/8/94          4.01%          20.55%            N/A             17.61%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    9/30/98        48.51%           N/A              N/A             70.84%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        20.32%           N/A              N/A             24.75%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        9/30/98         3.40%           N/A              N/A              5.57%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/1/87         19.00%          26.23%          15.98%            14.57%
-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         21.63%           N/A              N/A             12.86%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         38.12%          13.92%            N/A              8.99%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        49.92%           N/A              N/A             34.65%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/30/80         3.59%          3.98%            3.80%             6.05%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        1/1/85          0.26%          6.25%            5.77%             7.05%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         63.78%           N/A              N/A             26.99%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             8/31/77        18.30%          26.90%          16.42%            14.84%
-------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

THE DIRECTOR SOLUTION
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase The Director Solution variable annuity. Please read it carefully.

The Director Solution variable annuity is a Contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one payment to us and we agree to make a series of annuity payments to you at a later date. This annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add premium payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make annuity payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------


At purchase, you allocate your premium payment, which is any purchase payment less any Premium Taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment goals and risk tolerance. The Sub-Accounts and the funds are listed below:



- MERRILL LYNCH GLOBAL GROWTH FOCUS FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Global Growth Focus Fund of Merrill Lynch Variable Series Funds, Inc.



- MERCURY V.I. U.S. LARGE CAP FUND SUB-ACCOUNT which purchases Class A shares of Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.



- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.



- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.



- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.



- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Technology HLS Fund of Hartford
  Series Fund, Inc.



- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Growth and Income HLS Fund of Hartford
  Series Fund, Inc.



- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INDEX HLS SUB-ACCOUNT which purchases shares of Class IA of Hartford Index HLS Fund, Inc.



- HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.



- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.



- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases of Class IA of Hartford Stock HLS Fund, Inc.


You may also allocate some or all of your premium payment to one of the "Fixed Accumulation Features", which pays an interest rate guaranteed for a certain time period from the time the payment is made. Premium payments put in a Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                         4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                         10
----------------------------------------------------------------------
SUMMARY                                                          13
----------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                      15
----------------------------------------------------------------------
THE SEPARATE ACCOUNT                                             15
----------------------------------------------------------------------
THE FUNDS                                                        15
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  18
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURES                                  18
----------------------------------------------------------------------
THE CONTRACT                                                     19
----------------------------------------------------------------------
  Contract Value -- Before The Annuity Commencement Date         20
----------------------------------------------------------------------
  Contract Value Transfers Before and After the Annuity
   Commencement Date                                             20
----------------------------------------------------------------------
  Surrenders                                                     21
----------------------------------------------------------------------
  Contract Charges                                               22
----------------------------------------------------------------------
  Death Benefits                                                 24
----------------------------------------------------------------------
SETTLEMENT PROVISIONS                                            25
----------------------------------------------------------------------
  Annuity Payments                                               26
----------------------------------------------------------------------
  Other Information                                              28
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       29
----------------------------------------------------------------------
MISCELLANEOUS                                                    32
----------------------------------------------------------------------
  How Contracts Are Sold                                         32
----------------------------------------------------------------------
  Legal Matters                                                  33
----------------------------------------------------------------------
  Experts                                                        33
----------------------------------------------------------------------
  More Information                                               33
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         34
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          35
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                38
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Features.

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make annuity payments to you.


ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. The mailing address is Investment Product Services, Post Office Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is Surrendered in full. The charge is deducted proportionately from the funds in use at the time.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed.

ANNUITY: A Contract issued by us that provides, in exchange for premium payments, a series of annuity payments.

ANNUITY CALCULATION DATE: The date we calculate your first annuity payment.

ANNUITY COMMENCEMENT DATE: The date we start to make annuity payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the annuity payments we make to you.

ASSUMED INVESTMENT RETURN ("AIR"): The investment return, either 3%, 5% or 6%, which we base your variable dollar amount payments on. You select the AIR before we start to make annuity payments.

BENEFICIARY: The person or persons you designate to receive payment of the death benefit upon the death of the Contract Owner.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before we begin making annuity payments.

CONTRACT: The contract is the individual Annuity contract and any endorsements or riders. If you have a group annuity, you will receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The annual anniversary of the date we issued your annuity. If your contract anniversary falls on a day that is not a Valuation Day, then the next Valuation Day will be your Contract Anniversary for that year.

CONTRACT OWNER(S) OR YOU: The owner(s) or holder(s) of this Annuity.

CONTRACT VALUE: The total value of your Annuity that we get by adding up the value of each of your Sub-Accounts and Fixed Accumulation Features on any Valuation Day.

CONTRACT YEAR: The 12 months following the date you purchased your annuity and from any Contract Anniversary.

DOLLAR COST AVERAGING ("DCA"): Systematic transfers from one Account to another.

DCA PROGRAM FIXED ACCUMULATION FEATURES: Fixed Accumulation Features we establish to use for dollar cost averaging programs. These are part of our General Account.

DEATH BENEFIT: The amount we pay when the Contract Owner or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, or any other proof acceptable to us.


FIXED ACCUMULATION FEATURE: This is an account that is part of our General Account. You may allocate all or a portion of your premium payments or transfer of Contract Value to this account. This is defined as the Fixed Account in your Contract.


FUNDS: The Funds described in this prospectus or any supplements to the prospectus.

GENERAL ACCOUNT: Our General Account that includes our company assets and your annuity assets allocated to any of the Fixed Accumulation Features or DCA Program Fixed Accumulation Features.


HARTFORD OR WE: Hartford Life and Annuity Insurance Company.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior the deceased's 81st birthday or the date of death, if earlier.

PAYEE: The person or party designated by you to receive annuity payments.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

SEPARATE ACCOUNT: An account that we establish to separate the assets for your annuity Sub-Accounts from our company assets. Hartford Life and Annuity Insurance Company Separate Account One.

SUB-ACCOUNT: Divisions established within the Separate Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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SURRENDER: A complete or partial withdrawal or distribution from your annuity.

SURRENDER VALUE: What we pay you if you terminate your annuity before we begin to make annuity payments.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES



SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     6%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.40%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from each Premium Payment.



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                                 OTHER         TOTAL FUND
                                                              MANAGEMENT FEES   EXPENSES   OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth Focus Fund                             0.75%          0.12%           0.87%
-------------------------------------------------------------------------------------------------------------
Mercury V.I. U.S. Large Cap Fund                                   0.65%          2.18%           2.83%
-------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%          0.02%           0.65%
-------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.49%          0.03%           0.52%
-------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.64%          0.02%           0.66%
-------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%          0.03%           0.68%
-------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund (1)                                0.85%          0.25%           1.10%
-------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%          0.12%           0.86%
-------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                            0.85%          0.25%           1.10%
-------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.78%          0.04%           0.82%
-------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.66%          0.06%           0.72%
-------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%          0.03%           0.43%
-------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                           0.76%          0.09%           0.85%
-------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.69%          0.09%           0.78%
-------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.76%          0.03%           0.79%
-------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%          0.02%           0.47%
-------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%          0.03%           0.48%
-------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.75%          0.03%           0.78%
-------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%          0.02%           0.48%
-------------------------------------------------------------------------------------------------------------



(1) Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are new Funds. "Total Fund Operating Expenses" are base on annualized estimates of such expenses to be incurred during the current fiscal year.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:



                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch
   Global Growth
   Focus Fund      $ 83     $125      $158       $253      $22      $ 68      $117       $253      $22     $ 69     $118     $253
 -----------------------------------------------------------------------------------------------------------------------------------
 Mercury V.I.
   U.S. Large
   Cap Fund        $103     $181      $251       $439      $42      $128      $215       $438      $42     $128     $215     $439
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $ 81     $118      $147       $230      $19      $ 61      $106       $229      $20     $ 62     $107     $230
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $ 80     $114      $140       $216      $18      $ 57      $ 99       $215      $19     $ 58     $100     $216
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund        $ 81     $118      $147       $231      $20      $ 62      $106       $230      $20     $ 62     $107     $231
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund            $ 81     $119      $148       $233      $20      $ 62      $108       $233      $20     $ 63     $108     $233
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Health HLS
   Fund            $ 86     $131       N/A        N/A      $24      $ 75       N/A        N/A      $25     $ 76      N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $ 83     $124      $157       $252      $22      $ 68      $117       $252      $22     $ 69     $118     $252
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Technology
   HLS Fund        $ 86     $131       N/A        N/A      $24      $ 75       N/A        N/A      $25     $ 76      N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $ 83     $123      $155       $248      $21      $ 67      $115       $247      $22     $ 67     $115     $248
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $ 82     $120      $150       $238      $20      $ 64      $110       $237      $21     $ 64     $110     $238
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $ 79     $112      $135       $207      $17      $ 55      $ 94       $206      $18     $ 55     $ 95     $207
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Advisers HLS
   Fund            $ 83     $124      $157       $251      $22      $ 68      $116       $251      $22     $ 68     $117     $251
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund        $ 82     $122      $153       $244      $21      $ 65      $113       $243      $21     $ 66     $113     $244
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap
   HLS Fund        $ 82     $122      $154       $245      $21      $ 66      $113       $244      $22     $ 66     $114     $245
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $ 79     $113      $137       $211      $18      $ 56      $ 97       $210      $18     $ 56     $ 97     $211
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS Fund        $ 79     $113      $138       $212      $18      $ 56      $ 97       $211      $18     $ 57     $ 98     $212
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund            $ 82     $122      $153       $244      $21      $ 65      $113       $243      $21     $ 66     $113     $244
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund        $ 79     $113      $138       $212      $18      $ 56      $ 97       $211      $18     $ 57     $ 98     $212
 -----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED:



                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch
   Global Growth
   Focus Fund      $ 85     $129      $165       $269      $23      $ 73      $125       $268      $24     $ 74     $126     $269
 -----------------------------------------------------------------------------------------------------------------------------------
 Mercury V.I.
   U.S. Large
   Cap Fund        $105     $186      $258       $452      $43      $132      $222       $451      $44     $133     $223     $452
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $ 83     $123      $154       $246      $21      $ 66      $114       $245      $22     $ 67     $114     $246
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $ 81     $119      $148       $232      $20      $ 62      $107       $232      $20     $ 63     $108     $232
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund        $ 83     $123      $155       $247      $21      $ 66      $114       $246      $22     $ 67     $115     $247
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund            $ 83     $123      $156       $249      $21      $ 67      $115       $248      $22     $ 68     $116     $249
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Health HLS
   Fund            $ 87     $136       N/A        N/A      $26      $ 80       N/A        N/A      $26     $ 81      N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $ 85     $129      $165       $268      $23      $ 73      $125       $267      $24     $ 73     $125     $268
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Technology
   HLS Fund        $ 87     $136       N/A        N/A      $26      $ 80       N/A        N/A      $26     $ 81      N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $ 84     $128      $163       $264      $23      $ 71      $123       $263      $23     $ 72     $123     $264
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $ 83     $125      $158       $253      $22      $ 68      $117       $253      $22     $ 69     $118     $253
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $ 80     $116      $143       $223      $19      $ 59      $102       $222      $19     $ 60     $103     $223
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Advisers HLS
   Fund            $ 85     $128      $164       $267      $23      $ 72      $124       $266      $24     $ 73     $125     $267
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund        $ 84     $126      $161       $260      $22      $ 70      $120       $259      $23     $ 71     $121     $260
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap
   HLS Fund        $ 84     $127      $161       $261      $22      $ 70      $121       $260      $23     $ 71     $122     $261
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $ 81     $117      $145       $227      $19      $ 61      $104       $226      $20     $ 61     $105     $227
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS Fund        $ 81     $118      $146       $228      $19      $ 61      $105       $227      $20     $ 61     $106     $228
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund            $ 84     $126      $161       $260      $22      $ 70      $120       $259      $23     $ 71     $121     $260
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund        $ 81     $118      $146       $228      $19      $ 61      $105       $227      $20     $ 61     $106     $228
 -----------------------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(For an Accumulation Unit outstanding throughout the period)



The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because as of December 31, 1999 the Sub-Accounts had not commenced operations.



                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH FOCUS FUND SUB-ACCOUNT
(Inception date May 11, 1999)
Accumulation Unit Value at beginning of period                    $   1.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.249
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                              30
--------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND SUB-ACCOUNT
(Inception date May 11, 1999)
Accumulation Unit Value at beginning of period                    $   1.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.105
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                              11
--------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   4.398
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   4.803
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       1,425,393
--------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   2.258
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.185
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         197,575
--------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   5.526
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   7.501
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         537,835
--------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT
(Inception date March 8, 1994)
Accumulation Unit Value at beginning of period                    $   2.471
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.570
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         760,046
--------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.314
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.952
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          54,890
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT
(Inception date June 1, 1998)
Accumulation Unit Value at beginning of period                    $   1.182
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.422
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          78,909
--------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.035
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.070
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          20,235
--------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
(Inception date May 1, 1987)
Accumulation Unit Value at beginning of period                    $   4.712
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   5.608
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         191,225
--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
(Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                    $   1.476
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         149,495
--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT
(Inception date July 2, 1990)
Accumulation Unit Value at beginning of period                    $   1.641
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.267
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         391,871
--------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
(Inception date July 15, 1997)
Accumulation Unit Value at beginning of period                    $   1.371
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.056
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         181,142
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   1.716
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.777
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         270,072
--------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   2.211
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.217
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          52,197
--------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT
(Inception date August 9, 1996)
Accumulation Unit Value at beginning of period                    $   1.374
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.251
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         198,856
--------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   6.066
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   7.176
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         638,407
--------------------------------------------------------------------------------



Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

SUMMARY

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first premium payment. Your first premium payment must be at least $1,000 and subsequent premium payments must be at least $500. The minimum premium payment requirements may differ if you are participating in our automatic investing ("InvestEase-Registered Trademark-") program.

 - For a limited time, usually within ten days after you receive your annuity, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You bear the investment risk for your premium payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

CONTINGENT DEFERRED SALES CHARGE ("CDSC")


You don't pay a sales charge when you purchase your Annuity. We may charge you a CDSC when you partially or fully Surrender your Annuity. The CDSC will depend on the amount you choose to Surrender and the length of time the Premium Payments you made have been in your Annuity. The percentage used to calculate the CDSC is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      One Year               7%
-----------------------------------------
     Two Years               6%
-----------------------------------------
    Three Years              6%
-----------------------------------------
     Four Years              5%
-----------------------------------------
     Five Years              4%
-----------------------------------------
     Six Years               3%
-----------------------------------------
    Seven Years              2%
-----------------------------------------
    Eight Years              0%
-----------------------------------------


IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct this $30 fee each year on your Contract Anniversary or when you completely Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.


The second type of charge is the fee you pay for the Funds. See the Annual Operation Expense Table for more complete information and the funds' prospectuses attached to this prospectus.


If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value and is equal to 0.15% per year of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You can partially or fully Surrender your Contract subject to a Contingent Deferred Sales Charge (CDSC). You can partially Surrender your Contract without any CDSC applied to the Surrender under the following conditions:

- Surrenders which don't exceed 15% of premium payments per Contract Year (Annual Withdrawal Amount);

- Surrenders made from premium payments invested more than seven years;

- 100% Surrender of earnings after the seventh Contract Year;

- Surrenders under the nursing home waiver (described as Eligible Confinement in the Contract); or

- Surrenders eligible for disability waiver under a group qualified plan.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit will remain invested in the Sub-Accounts according to your last instructions (unless otherwise mutually specified by your Beneficiaries) and will be subject to market fluctuations.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value, which is the highest Anniversary Value before the deceased's 81st birthday or date of death; or

- Your Interest Accumulation Value.


The INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value equal to .15% of the Sub-Account value. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.



If you elect the Optional Death Benefit, at any time after you purchase your annuity, the Optional Death Benefit calculation will be different.



SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment or as an annuity payment option. Spousal contract continuation will only apply one time for each Contract.


WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase your annuity, you may choose one of the following annuity payment options, or receive a lump sum payment:

LIFE ANNUITY where we make scheduled payments for the Annuitant's life.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value, less any applicable Premium Taxes, applied to this annuity payment option.

 - This option is only available if you select a variable dollar amount payment with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this annuity payment option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is a minimum of 5 years and a maximum 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and the Joint Annuitant die prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
   we will continue payments until the end of the period selected.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, which ever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what annuity payment option you want before that time, we will pay you under the Life Annuity with a 10 year period certain. You and Hartford can agree to start payments at a later date if the laws in effect allow us to defer payment and we agree to allow you to defer.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99            A+   Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           7/1/99            AA   Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               8/1/99           AA+   Claims paying ability
--------------------------------------------------------------------------------


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS
--------------------------------------------------------------------------------

All of the Funds except for Merrill Lynch Global Growth Focus Fund and Mercury V.I. U.S. Large Cap Fund are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Funds sponsored by Hartford Life Insurance Company. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisers for those funds and provide day to day investment services.


Each Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Merrill Lynch Global Growth Focus Fund and Mercury V.I. U.S. Large Cap Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford
Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are non-diversified series of Hartford Series Fund, Inc. The shares of

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.


Mercury V.I. U.S. Large Cap Fund, a series of Mercury Asset Management VI Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is managed by Mercury Asset Management International Ltd.

Merrill Lynch Global Growth Focus Fund, a series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH FOCUS FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.


MERCURY V.I. U.S. LARGE CAP FUND -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of large capitalization equity securities of companies located in the U.S. and to a lesser extent in Canada. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to be undervalued or have good prospects for earnings growth.



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of health care companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds are sold to our other Separate Accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other Separate Accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payments to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing Contract Owners as we determined appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, We may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes that the Optional Death Benefit has not been elected.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.


The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURES
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNTS IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURES ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NONE OF THE FIXED ACCUMULATION FEATURES OR ANY OF THEIR INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURES. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURES MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Payments and Contract Values allocated to a Fixed Accumulation Feature become a part of our general assets. We invest the assets of the General Account in accordance with applicable law governing the investments of insurance company General Accounts. We have more than one Fixed Accumulation Feature. The standard Fixed Accumulation Feature (the "Fixed Accumulation Feature") and then a number of DCA Program Fixed Accumulation Features, which we collectively refer to as the "Fixed Accumulation Features".

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right, in our sole discretion, to credit interest at a rate in excess of 3% per year. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guarantee of 3% for any given year.

We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for the determination of interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in", "first-out" basis.

From time to time, we may credit increased interest rates to Contract Owners under certain programs established at our sole discretion.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAM -- These programs will use designated DCA Program Fixed Accumulation Features. Currently, Contract Owners may enroll in a special pre-authorized transfer program known as our Dollar

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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Cost Averaging Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their payment into the appropriate DCA Program Fixed Accumulation Feature (we may allow a lower minimum premium payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all payments and accrued interest must be transferred from the DCA Program Fixed Accumulation Feature in use to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program, which will generally be less than the prior monthly transfer amounts. The pre-authorized transfers will begin within 15 days after we receive the initial Program payment and complete enrollment instructions. If We do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will transfer any remaining amounts to the Fixed Accumulation Feature and you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by You.


You may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation of enrollment in the Program, you will no longer receive the increased interest rate and unless we receive instructions to the contrary, the amounts remaining in the DCA Program Fixed Accumulation Feature may be transferred to the Fixed Accumulation Feature and accrue the interest rate currently in effect.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.


THE CONTRACT
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THE CONTRACT OFFERED -- The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including; (a) any trustee or custodian for a retirement plan qualified under Sections 401(a), or 403(a) of the Internal Revenue Code (which includes Section 401(k));
(b) annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;
(c) Individual Retirement Annuities adopted according to Section 408 of the Code; (d) employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (e) certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts").


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.



PURCHASING A CONTRACT -- A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with an initial premium payment to the Administrative Office of the Company. The maximum age for Annuitant, Owner and Joint Owner on the Contract Issue Date is 85. Generally, the minimum premium payment is $1,000. The minimum subsequent premium payment is $500. Certain plans may be allowed to make smaller periodic premium payments. Unless we give our prior approval, we will not accept a premium payment in excess of $1,000,000. Each premium payment, which is your premium payment after the deduction of any applicable Premium Taxes, may be split among the various Accounts subject to minimum amounts then in effect. For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. We will send you a confirmation notice upon receipt and acceptance of your premium payment.



In Oregon, Premium Payments are only allowed in the first three Contract Years. In Massachusetts, Premium Payments are only allowed in the first three Contract Years or until the Contract Owner turns 63, whichever is later.


RIGHT TO EXAMINE THE CONTRACT -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days (or longer in some states) after you receive it. You must send a written request for cancellation along with the Contract. We will, without deduction for any CDSC normally assessed, pay you an amount equal to the Contract Value. YOU

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BEAR THE INVESTMENT RISK DURING THE PERIOD PRIOR TO OUR RECEIPT OF YOUR REQUEST FOR CANCELLATION. We will refund the premium paid only for Individual Retirement Annuities, if returned within seven days of receipt, and in those states where required by law.

CREDITING AND VALUATION -- Your premium payment, which is the balance remaining after the deduction of any Premium Tax, is credited to your Contract within two business days of receipt by us at our Administrative Office of a properly completed application or an order to purchase a Contract and the premium payment. The payment will be credited to the Accounts according to the instructions we receive from you.

If your application or other information is incomplete when received, your payment will be credited to the Accounts within five business days of receipt of complete information. If the payment is not credited within five business days, it will be immediately returned to you unless you have been informed of the delay and tell us not to return it.

Subsequent premium payments are priced on the Valuation Day we receive the payment in our Administrative Office, provided it is received before the New York Stock Exchange closes. Unless otherwise specified, We will allocate any subsequent payments to Accounts according to your most recent instructions.

CONTRACT VALUE -- BEFORE THE ANNUITY
COMMENCEMENT DATE

Your Contract Value reflects interest rate credited any amounts allocated to the Fixed Accumulation Features and the investment performance of the Sub-Accounts where you have payments allocated.

SUB-ACCOUNT VALUES -- Your Sub-Account Values on the date we issue your Contract is the amount of your premium payment allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

ACCUMULATION UNITS -- When Premium Payments are credited to your Sub-Accounts, they are converted into accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.

You will be advised, at least semiannually, of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, and the total value of your Contract.

THE NET INVESTMENT FACTOR (BEFORE AND AFTER THE ANNUITY COMMENCEMENT
DATE) -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:


(a) Is the Net Asset Value of the Fund held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Fund);



(b) Is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period;



(c) Is a daily factor representing the mortality and expense risk charge and any optional charges deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.



CONTRACT VALUE TRANSFERS BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE



You may transfer your Contract Values from one or more Accounts to another Account free of charge. WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS TO 12 PER CONTRACT YEAR, WITH NO 2 TRANSFERS OCCURRING ON CONSECUTIVE VALUATION DAYS. There may be limitations on transfers to and from the Fixed Accumulation Features that are described in your Contract. Some states may allow us to limit the dollar amount transferred.



TELEPHONE AND INTERNET TRANSFERS -- In most states, you, or your attorney-in-fact acting pursuant to a power of attorney, can make transfers:



- By calling us at (800) 862-6668



- Electronically, when available, by the Internet through our website at http://online.hartford.com



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.



Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.



We may permit you to pre-authorize transfers under certain circumstances. Transfers between the Accounts may be made both before and after the Annuity Commencement Date. Generally, the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%). No minimum balance is presently required in any Account.


The right to reallocate Contract Values is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS.

For Contracts issued in THE STATES OF FLORIDA, MARYLAND OR OREGON, the reservation of rights set forth in the preceding paragraph is limited to:
(i) requiring up to a maximum of 10 Valuation Days between each transfer;
(ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from you and not from your representative, agent or person acting under a power of attorney for you.

Currently, we will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose Accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with us.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

SURRENDERS


Contract Owners should consult their qualified tax adviser regarding the tax consequences of a Surrender.


 - A Surrender made before age 59 1/2 may result in adverse tax consequences, including a penalty tax of 10% of the taxable portion of the Surrender Value. (See "Federal Tax Considerations")

PAYMENT OF SURRENDER AMOUNTS -- Payment of any request for a full or partial Surrender from the Accounts will be made as soon as possible and in any event no later than seven days after we receive the request at our Administrative Office.

There may be postponement in the payment of Surrender Amounts whenever (a) the New York Stock Exchange is closed; (b) trading on the New York Stock Exchange is restricted as determined by the Commission; (c) the Commission permits postponement and so orders; or (d) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

FULL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- At any time prior to the Annuity Commencement Date, you have the right to fully Surrender the Contract. In such event, the Surrender Value of the Contract may be taken in the form of a lump sum cash payment.

The Surrender Value of the Contract is equal to the Contract Value less any Premium Taxes, the Annual Maintenance Fee and any Contingent Deferred Sales Charge, if applicable. The Surrender Value may be more or less than the amount of the payments made to your Contract.

PARTIAL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- You may make a partial Surrender of your Contract Value at any time prior to the Annuity Commencement Date so long as the amount Surrendered is at least equal to our minimum amount rules then in effect. Additionally, if the remaining Contract Value following a Surrender is less than $500, we may terminate the Contract and pay the Surrender Value. For Contracts issued in TEXAS, the Contract will not be terminated when the remaining Contract Value after a Surrender is less than $500 unless there were no payments made during the previous 2 Contract Years.

WHEN REQUESTING A PARTIAL SURRENDER, YOU SHOULD SPECIFY THE ACCOUNT(S) FROM WHICH THE PARTIAL SURRENDER WILL BE TAKEN; OTHERWISE, THE SURRENDER WILL BE TAKEN ON A PRO RATA BASIS ACCORDING TO THE VALUE IN EACH ACTIVE ACCOUNT.

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We may permit you to pre-authorize partial Surrenders subject to certain limitations then in effect. We permit partial Surrenders by telephone subject to dollar amount limitations in effect at the time you request the Surrender. To request partial Surrenders by telephone, you must have completed and returned to us a Telephone Redemption Program Enrollment Form authorizing telephone Surrenders. If there are joint Contract Owners, both must authorize us to accept telephone instructions and agree that We may accept telephone instructions for partial Surrenders from either Contract Owner. Partial Surrender requests will not be honored until we receive all required documents in proper form.

Telephone authorization will remain valid until (a) we receive written notice of revocation by you, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) we discontinue the privilege; or (c) we have reason to believe that you have entered into a market timing agreement with an investment adviser and/or broker/dealer.

We may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. We will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

In order to obtain that day's unit values on Surrender, We must receive telephone Surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

We may modify, suspend, or terminate telephone transaction privileges at any time.

SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may fully Surrender your Contract on or after the Annuity Commencement Date if you elect the Payment For a Period Certain Settlement Option. We pay you the commuted value that is equal to the present value of the remaining payments we are scheduled to make less any applicable Contingent Deferred Sales Charge. The commuted value is determined as of the date we receive your written request for Surrender at our Administrative Office.

Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain Settlement Option, but check with your qualified tax adviser because there may be adverse tax consequences.


IMPORTANT TAX INFORMATION -- There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age
59 1/2, b) separated from service, c) died, d) become disabled or
e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a surrender is permissible, with or without tax penalty, in any particular situation; or in monitoring Surrender requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender. (See "Federal Tax Considerations")

CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE ("CDSC")


The CDSC covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



We may assess a CDSC when you request a full or partial Surrender. The CDSC is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own CDSC schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the CDSC will be when you Surrender. The amount assessed a CDSC will not exceed your total Premium Payments.



The percentage used to calculate the CDSC is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   7%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   6%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------



For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a CDSC as follows.



- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a CDSC.



- We will then Surrender the Premium Payments that have been in the Annuity the longest.



- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a CDSC of 4% on that amount or $400.00.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a CDSC of 7% of the $500 or $35.00.



- Your CDSC is $435.00



If you have any questions about these charges, please contact your financial adviser or Hartford.


PAYMENTS NOT SUBJECT TO CDSC

ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract years, you may make a partial Surrender of Contract Values of up to 15% of the premium payments each Contract Year on a non-cumulative basis, as determined on the date of the requested Surrender, without the application of the CDSC. After the seventh Contract Year, you may make a partial Surrender each Contract Year of 15% of premium payments made during the seven years prior to the Surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the Surrender. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

EXTENDED SURRENDER PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to Surrender an amount equal to the required minimum distribution for the stated Contract without incurring any CDSC.

WAIVERS OF CDSC

CONFINEMENT IN A NURSING HOME, HOSPITAL OR LONG TERM CARE FACILITY (DESCRIBED AS ELIGIBLE CONFINEMENT IN THE CONTRACT) -- We will waive any CDSC applicable to a partial or full Surrender if the Annuitant, Contract Owner or joint annuitant is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant, Contract Owner or joint annuitant cannot be confined at the time the Contract is purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date. You must provide written proof of confinement satisfactory to Hartford and you must request the partial or full Surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or contact Us to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No CDSC otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a Surrender of variable payments for a Period Certain Annuity option) provided for under the Contract.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by us from time to time may have different Surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming risks under the Contract, We deduct a daily charge at the rate of 1.25% per year against all Contract Values held in the Accounts during the life of the Contract. Although variable annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by us.

There are two types of mortality risks: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality risk we take in the accumulation phase is that we may experience a loss resulting from the assumption of the mortality risk relative to the death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value. The mortality risk we take during the annuity payout phase is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

During the accumulation phase, we also provide an expense undertaking. We assume the risk that the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, we will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse us for expenses relating to the maintenance of the Contract and Accounts. If during a Contract Year the Contract is Surrendered for its full value, we will deduct the Annual Maintenance Fee at the time of such Surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are Surrendered. The Annual Maintenance Fee is $30 per Contract Year for Contracts

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with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. We reserve the right to waive the Annual Maintenance Fee under other conditions.

PREMIUM TAXES -- Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is Surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

OPTIONAL DEATH BENEFIT FEE -- If you elect the Optional Death Benefit, we will deduct daily from your Contract Value an additional charge which equals .15% per year of the Sub-Account value.

EXCEPTIONS TO CHARGES UNDER THE CONTRACT -- We may offer, at our discretion, reduced fees and charges including, but not limited to, CDSC, the mortality and expense risk charge, administration charges, optional charges and the Annual Maintenance Fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE

DETERMINATION OF THE BENEFICIARY -- If the Contract Owner or the Annuitant dies before the Annuity Commencement Date, we will pay a Death Benefit to the Beneficiary.


 - IF THE CONTRACT OWNER DIES before the Annuity Commencement Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is the sole Beneficiary, the spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Contract Owner. If the Annuitant is not living and there is no Contingent Annuitant, the spouse will be presumed to be the Contingent Annuitant. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.


 - IF THE ANNUITANT DIES before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If either (a) there is no Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or
    (c) if any sole Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract control provisions, will receive the Death Benefit. However, if the Annuitant dies prior to the Annuity Commencement Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be void.

DETERMINATION OF THE DEATH BENEFIT

IF YOU DID NOT ELECT THE OPTIONAL DEATH BENEFIT, Your Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be calculated as follows:

If the deceased HAD NOT REACHED THEIR 81ST BIRTHDAY, the Death Benefit is the greater of:

- 100% of the total premium payments made to the Contract, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF THE DECEASED REACHED THEIR 81ST BIRTHDAY, then the Death Benefit is the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- The Maximum Anniversary Value.

If you did elect the Optional Death Benefit, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- The Maximum Anniversary Value; or

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- The Interest Accumulation Value, which is described below.

The Interest Accumulation Value is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. We stop compounding interest on the deceased's 81st birthday or date of death. After that date, the Interest Accumulation Value will be adjusted by adding any subsequent payments and subtracting proportional adjustments for any partial Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".


For Contracts issued in the state of Washington, the Optional Death Benefit is not available.



If you elect to add the Optional Death Benefit after you purchase your annuity, the Interest Accumulation Value calculation will be:



- Your Contract Value on the date we add the Optional Death Benefit to your annuity;



- Plus any Premium Payments made after the Optional Death Benefit is added;


- Minus any partial Surrenders after the Option Death Benefit is added;


- Compounded daily at an annual interest rate of 5%.


SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal contract continuation will only apply one time for each Contract.


CALCULATION OF THE DEATH BENEFIT -- If the Contract Owner or Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to the Beneficiary, the Death Benefit will be calculated as of the date we receive written notification of Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF WRITTEN NOTIFICATION OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETE SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

Any Annuity payments made on or after the date of death, but before receipt of written notification of Due Proof of Death will be recovered by us from the Payee.

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If, on or after the Annuity Commencement Date, the Contract Owner dies and the Annuitant is living, the Beneficiary becomes the Contract Owner. If the Annuitant dies and the Contract Owner is living, the Contract Owner becomes the Beneficiary.

If the Annuitant dies on or after the Annuity Commencement Date, a Death Benefit may be paid or payments may continue under the following annuity payment options:

x  Life Annuity with Cash Refund


x  Life Annuity with Payments for a Period Certain



x  Joint and Last Survivor Life Annuity with Payments for a Period Certain and



x  Payments for a Period Certain.


Proceeds from the Death Benefit may be left with us for at least 5 years from the date of the Contract Owner's death if the death occurs prior to the Annuity Commencement Date. These proceeds will remain in the Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial Surrenders may be made at any time. In the event of a complete Surrender, the remaining value will equal the Contract Value of the proceeds left with us, minus any partial Surrenders. This option may not be available under certain Contracts issued in connection with Qualified Plans.

SETTLEMENT PROVISIONS
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You select an Annuity Commencement Date which will not be deferred beyond the Valuation Day immediately following the later of the Annuitant's 90th birthday or the end of the tenth Contract Year. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. If the Contract is sold as part of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday. The Annuity Commencement Date may be changed from time to time, but ANY CHANGE MUST BE WITHIN 30 DAYS PRIOR TO THE DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO BEGIN.


You also elect in writing an annuity payment option, which may be any of the options described below or any annuity payment option then being offered by us. The annuity payment option may not be changed on or after the Annuity Commencement Date. The Contract contains the six annuity payment options described below and the Annuity Proceeds Settlement Option.

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For Qualified Contracts, the following annuity payment options are only available if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. The Annuity Proceeds Settlement option is available for Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Beneficiary at the time the option becomes effective. Such life expectancies are computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table in use by us. If you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

For Non-Qualified Contracts, if you do not elect otherwise, fixed dollar amount annuity payments will automatically begin on the Annuity Commencement Date under the annuity payment option Life Annuity with payments for a Period Certain of 10 years. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

With the exception of the option Payments for a Period Certain, if the variable dollar amount payment is selected, no Surrenders are permitted after annuity payments begin.

ANNUITY PAYMENT OPTIONS
LIFE ANNUITY


where we make Annuity payments for as long as the Annuitant lives.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT, even if the Annuitant dies after one payment.


LIFE ANNUITY WITH CASH REFUND


where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value less any applicable Premium Taxes applied to this annuity payment option.

 - This option is only available if you select payments using a VARIABLE DOLLAR AMOUNT PAYMENT OPTION WITH THE 5% AIR OR FIXED DOLLAR AMOUNT ANNUITY PAYMENTS.


LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


where we make payments to you for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your Annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.


JOINT AND LAST SURVIVOR ANNUITY


where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option stop UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.


JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is not less than 5 years and no more than 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and Joint Annuity die prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or We will continue payments until the end of the period selected.


PAYMENTS FOR A PERIOD CERTAIN


where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.


For Contracts issued in the state of Oregon, Payments for a Period Certain may be selected as follows: For fixed annuity payments, the minimum period that you can select is 10 years at any time and 5 years on or after the 2nd Contract Anniversary. For variable annuity payments, the minimum period that you can select is 5 years on or after the 10th Contract Anniversary. Under an Annuity payable with variable annuity payments, you may surrender the Contract after payments have begun by submitting a written request to us. The amount available to you is the Commuted Value.


WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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ANNUITY PAYMENTS

When your decide to begin to take payments, we calculate your Contract Value minus any Premium Tax which we must pay and, unless you instruct us otherwise, we apply that amount to a variable annuity with the same Sub-Account values. You may however, choose to have your Contract Value applied to a fixed annuity instead.

IMPORTANT: YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG ACCOUNTS TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

ANNUITY PAYMENTS -- The minimum Annuity payment is $50. No election may be made which results in a first payment of less than $50. If at any time Annuity payments are or become less than $50, we have the right to change the frequency of payment to intervals so that payments will at least be $50. If any amount due is less than the minimum amount per year, we make such other settlement as may be equitable to the Payee.

All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by you. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may be changed within 30 days prior to the anniversary of your Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- You select the Annuity Commencement Date in your application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Annuity Commencement Date.

ANNUITY CALCULATION DATE -- On the Annuity Calculation Date, your Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by you. The first Annuity payment is computed using the value of these Annuity Units as of the Annuity Calculation Date.

INCOME PAYMENT DATES -- All Annuity payments after the first Annuity payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Annuity Commencement Date, based on the Annuity payment frequency selected by you. They are also shown on the specification page of your Contract. You may choose from monthly, quarterly, semi-annual and annual payments. The Annuity payment frequency may not be changed once selected by you.

IN THE EVENT THAT YOU DO NOT SELECT A PAYMENT FREQUENCY, ANNUITY PAYMENTS WILL BE MADE MONTHLY.

VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT -- Variable Annuity payments are periodic payments we pay to your designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by you. The dollar amount of the first Variable Annuity payment depends on the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value less applicable Premium Tax applied to purchase the Annuity payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an AIR of not less than 3.0%.

The dollar amount of the first Variable Annuity payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the payment factor in the Contract for the selected annuity payment option. The dollar value of the first Variable Annuity payment is the sum of the first Variable Annuity payments attributable to each Sub-Account.

ANNUITY UNITS -- The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS -- The dollar amount of each subsequent Variable Annuity payment attributable to each Sub-Account is calculated on the Income Payment Date. It is determined by multiplying (a) by (b), where:


(a) is the number of Annuity Units of each Sub-Account credited under the Contract and



(b) is the Annuity Unit value (described below) for that Sub-Account.


The total subsequent Variable Annuity payments equal the sum of the amounts attributable to each Sub-Account.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to
(a) multiplied by (b) multiplied by (c) where:


(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;



(b) is the Annuity Unit value for the preceding Valuation Period; and



(c) is the Annuity Unit Factor.


The Annuity Unit Factor neutralizes the AIR percentage (3%, 5%, or 6%). The daily Annuity Unit Factor corresponding to the AIR percentages of 3%, 5%, and 6% are 0.999919, 0.999866, and 0.999840, respectively.

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THE ASSUMED INVESTMENT RETURN (AIR) -- The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account(s) supporting the Variable Annuity payments, less an adjustment to neutralize the selected AIR. Dividing what would otherwise be the Annuity Unit value by the AIR factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the AIR selected by you. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.


The Contract permits Contract Owners to select one of three AIRs: 3%, 5% or 6%. A higher AIR will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the AIR, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the AIR. The 6% AIR is not available in the states of Oklahoma, Oregon, New Jersey or Texas. The following examples may help clarify the impact of selecting one AIR over another:


- If you select a 3% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 3% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 5% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 5% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 6% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 6% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 6%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE RETURNS REMAINED CONSTANT AND EQUAL TO THE AIR. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE AIR.

EXCHANGE (TRANSFER) OF ANNUITY UNITS -- After the Annuity Calculation Date, you may exchange (i.e., transfer) the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives a written request for a transfer. For guidelines refer to Sub-Account Value Transfers Before and After the Annuity Commencement Date.

FIXED DOLLAR ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Annuity option tables in the Contract. The Annuity payment will remain level for the duration of the Annuity. Any Fixed Annuity allocation may not be changed.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract Values or assignment proceeds to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the

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   Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.


 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.


 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.


D.  FEDERAL INCOME TAX WITHHOLDING



Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.


E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.


MISCELLANEOUS
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HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.



The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (and their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

EXPERTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:


Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone:1-800-862-6668 (Contract Owners)
        1-800-862-7155 (Registered Representatives)

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 SECTION
 ------------------------------------------------------------------------------
 DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 ------------------------------------------------------------------------------
 SAFEKEEPING OF ASSETS
 ------------------------------------------------------------------------------
 INDEPENDENT PUBLIC ACCOUNTANTS
 ------------------------------------------------------------------------------
 DISTRIBUTION OF CONTRACTS
 ------------------------------------------------------------------------------
 CALCULATION OF YIELD AND RETURN
 ------------------------------------------------------------------------------
 PERFORMANCE COMPARISONS
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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amounts under the plan will be subject to the claims of the employer's general creditors.


In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES


EXAMPLE 1


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value



EXAMPLE 2


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


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This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:


- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.


Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.


Please complete the following and return to:


    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:


    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085



Please send a Statement of Additional Information for The Director Solution variable annuity to me at the following address:


--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                              THE DIRECTOR SOLUTION


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.





Date of Prospectus: May 1, 2000

Date of Statement of Additional: May 1, 2000













333-69487

                                TABLE OF CONTENTS


SECTION                                                                    PAGE
-------                                                                    ----
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE
      COMPANY.............................................................   4

SAFEKEEPING OF ASSETS ....................................................   4

INDEPENDENT PUBLIC ACCOUNTANTS ...........................................   4

DISTRIBUTION OF CONTRACTS.................................................   5

CALCULATION OF YIELD AND RETURN...........................................   5

PERFORMANCE COMPARISONS...................................................  10

FINANCIAL STATEMENTS ..................................................... SA-1

           DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                            HARTFORD'S RATINGS

------------------------------------------- ---------------------- -------------- ------------------------------------
              Rating Agency                       Effective           Rating                Basis of Rating
                                               Date of Rating
------------------------------------------- ---------------------- -------------- ------------------------------------
A.M. Best and Company, Inc.                        1/1/99               A+        Financial performance.
------------------------------------------- ---------------------- -------------- ------------------------------------
Standard & Poor's                                  8/1/99               AA        Insurer financial strength
------------------------------------------- ---------------------- -------------- ------------------------------------
Duff & Phelps                                      7/1/99               AA+       Claims paying ability
------------------------------------------- ---------------------- -------------- ------------------------------------


                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $226,178,603; 1998: $107,925,386; and 1997: $134,304,585. HSD has
retained none of these commissions.


                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a money market Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

THE MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.


                    YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                            YIELD                            EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         4.09%                                 4.18%
--------------------------------------------------------------------------------------------------------------------


YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1) - 1]

Where    A = Dividends and interest earned during the period.
         B = Expenses accrued for the period (net of reimbursements).
         C = The average daily number of units outstanding during the period that were entitled to receive dividends.
         D = The maximum offering price per unit on the last day of the period.

                         YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                                                                  YIELD
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                                       5.69%
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                                                 8.30%
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                                        5.51%
--------------------------------------------------------------------------------------------------------------------


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts. There is no information for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts, because as of December 31, 1999 the Sub-Accounts had not commenced operations.



                     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
                                   SEPARATE
                                    ACCOUNT        1 YEAR          5 YEAR          10 YEAR     SINCE INCEPTION OF
          SUB-ACCOUNT           INCEPTION DATE                                                  SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth         6/5/98         26.97%            N/A             N/A             20.50%

-------------------------------------------------------------------------------------------------------------------
Mercury V.I. U.S. Large Cap         4/30/99          N/A             N/A             N/A              9.93%

-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          6/2/86         -0.79%          16.68%          10.63%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              6/2/86        -13.23%           3.03%           3.73%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       6/2/86         25.75%          20.95%          16.33%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------

Hartford Dividend and Growth HLS    3/8/94         -5.99%          18.18%            N/A             15.15%
Fund

-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        38.51%            N/A             N/A             61.69%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        10.32%            N/A             N/A             17.78%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98        -6.60%            N/A             N/A             -4.06%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/1/87          9.00%          23.93%          13.72%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         11.63%            N/A             N/A              9.66%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         28.12%          10.72%            N/A              6.02%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        39.92%            N/A             N/A             29.75%

-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/2/86         -6.41%           0.27%           1.09%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        6/2/86         -9.74%           2.89%           3.44%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS          8/9/96         53.78%            N/A             N/A             23.06%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             6/2/86          8.30%          24.60%          14.16%              N/A

-------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges.

Performance would have been lower had the Optional Death
Benefit been available and been chosen.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



The following are the non-standardized annualized total return quotations for the Sub-Accounts. There is no information for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts, because as of December 31, 1999 the Sub-Accounts had not commenced operations.



 NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
              THE SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                     FUND
          SUB-ACCOUNT           INCEPTION DATE     1 YEAR          5 YEAR          10 YEAR     SINCE INCEPTION OF
                                                                                                      FUND
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth         6/5/98         36.97%           N/A              N/A             27.84%

-------------------------------------------------------------------------------------------------------------------
Mercury V.I. U.S. Large Cap         4/30/99          N/A            N/A              N/A             19.93%

-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          3/31/83         9.21%          19.26%          12.57%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              8/31/77        -3.23%          6.34%            6.07%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       4/2/84         35.75%          23.46%          18.28%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------

Hartford Dividend and Growth HLS    3/8/94          4.01%          20.55%            N/A             17.61%
Fund

-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        48.51%           N/A              N/A             70.84%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        20.32%           N/A              N/A             24.75%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98         3.40%           N/A              N/A              5.57%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/1/87         19.00%          26.23%          15.98%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         21.63%           N/A              N/A             12.86%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         38.12%          13.92%            N/A              8.99%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        49.92%           N/A              N/A             34.65%

-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/30/80         3.59%          3.98%            3.80%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        1/1/85          0.26%          6.25%            5.77%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         63.78%           N/A              N/A             26.99%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             8/31/77        18.30%          26.90%          16.42%              N/A

-------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers HLS Fund, Inc. is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

THE DIRECTOR PREFERRED
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase The Director Preferred variable annuity. Please read it carefully.



The Director Preferred variable annuity is a Contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one payment to us and we agree to make a series of annuity payments to you at a later date. This annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


x  Flexible, because you may add premium payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make annuity payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------


At purchase, you allocate your premium payment, which is any purchase payment less any Premium Taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment goals and risk tolerance. The Sub-Accounts and the funds are listed below:



- FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases shares of Large Cap Growth Portfolio of First American Insurance Portfolios, Inc.



- FIRST AMERICAN TECHNOLOGY PORTFOLIO SUB-ACCOUNT which purchases shares of Technology Portfolio of First American Insurance Portfolios, Inc.



- FIRST AMERICAN INTERNATIONAL PORTFOLIO SUB-ACCOUNT which purchases shares of International Portfolio of First American Insurance Portfolios, Inc.



- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.



- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.



- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.



- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Growth and Income HLS Fund of Hartford
  Series Fund, Inc.



- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INDEX HLS SUB-ACCOUNT which purchases shares of Class IA of Hartford Index HLS Fund, Inc.



- HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.



- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.



- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases of Class IA of Hartford Stock HLS Fund, Inc.


You may also allocate some or all of your premium payment to one of the "Fixed Accumulation Features", which pays an interest rate guaranteed for a certain time period from the time the payment is made. Premium payments put in a Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this Prospectus.

Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                         4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                          9
----------------------------------------------------------------------
SUMMARY                                                          11
----------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                      13
----------------------------------------------------------------------
THE SEPARATE ACCOUNT                                             13
----------------------------------------------------------------------
THE FUNDS                                                        13
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  16
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   16
----------------------------------------------------------------------
THE CONTRACT                                                     17
----------------------------------------------------------------------
  Contract Value -- Before the Annuity Commencement Date         18
----------------------------------------------------------------------
  Contract Value Transfers Before and After the Annuity
   Commencement Date                                             18
----------------------------------------------------------------------
  Surrenders                                                     19
----------------------------------------------------------------------
  Contract Charges                                               20
----------------------------------------------------------------------
  Death Benefits                                                 22
----------------------------------------------------------------------
SETTLEMENT PROVISIONS                                            23
----------------------------------------------------------------------
  Annuity Payments                                               24
----------------------------------------------------------------------
  Other Information                                              26
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       27
----------------------------------------------------------------------
MISCELLANEOUS                                                    30
----------------------------------------------------------------------
  How Contracts Are Sold                                         30
----------------------------------------------------------------------
  Legal Matters                                                  31
----------------------------------------------------------------------
  Experts                                                        31
----------------------------------------------------------------------
  More Information                                               31
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         32
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          33
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                36
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Features.

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make annuity payments to you.


ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. The mailing address is Investment Product Services, Post Office Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is Surrendered in full. The charge is deducted proportionately from the funds in use at the time.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed.

ANNUITY: A Contract issued by us that provides, in exchange for premium payments, a series of annuity payments.

ANNUITY CALCULATION DATE: The date we calculate your first annuity payment.

ANNUITY COMMENCEMENT DATE: The date we start to make annuity payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the annuity payments we make to you.

ASSUMED INVESTMENT RETURN ("AIR"): The investment return, either 3%, 5% or 6%, which we base your variable dollar amount payments on. You select the AIR before we start to make annuity payments.

BENEFICIARY: The person or persons you designate to receive payment of the death benefit upon the death of the Contract Owner.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before we begin making annuity payments.

CONTRACT: The contract is the individual Annuity contract and any endorsements or riders. If you have a group annuity, you will receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The annual anniversary of the date we issued your annuity. If your contract anniversary falls on a day that is not a Valuation Day, then the next Valuation Day will be your Contract Anniversary for that year.

CONTRACT OWNER(S) OR YOU: The owner(s) or holder(s) of this Annuity.

CONTRACT VALUE: The total value of your Annuity that we get by adding up the value of each of your Sub-Accounts and Fixed Accumulation Features on any Valuation Day.

CONTRACT YEAR: The 12 months following the date you purchased your annuity and from any Contract Anniversary.

DOLLAR COST AVERAGING ("DCA"): Systematic transfers from one Account to another.

DCA PROGRAM FIXED ACCUMULATION FEATURE: Fixed Accumulation Features we establish to use for dollar cost averaging programs. These are part of our General Account.

DEATH BENEFIT: The amount we pay when the Contract Owner or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, or any other proof acceptable to us.


FIXED ACCUMULATION FEATURE: This is an account that is part of our General Account. You may allocate all or a portion of your premium payments or transfer of Contract Value to this account. This is defined as the Fixed Account in your Contract.


FUNDS: The Funds described in this Prospectus or any supplements to the Prospectus.

GENERAL ACCOUNT: Our General Account that includes our company assets and your annuity assets allocated to any of the Fixed Accumulation Feature or DCA Program Fixed Accumulation Feature.

HARTFORD OR WE: Hartford Life and Annuity Insurance Company.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior the deceased's 81st birthday or the date of death, if earlier.


PAYEE: The person or party designated by you to receive annuity payments.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

SEPARATE ACCOUNT: An account that we establish to separate the assets for your annuity Sub-Accounts from our company assets. Hartford Life and Annuity Insurance Company Separate Account One.

SUB-ACCOUNT: Divisions established within the Separate Account.

SURRENDER: A complete or partial withdrawal or distribution from your annuity.

SURRENDER VALUE: What we pay you if you terminate your annuity before we begin to make annuity payments.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES



SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     6%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.40%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from each Premium Payment.



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                                                    TOTAL FUND
                                                                                                     OPERATING
                                                                                     OTHER           EXPENSES
                                                              MANAGEMENT FEES      EXPENSES       (INCLUDING ANY
                                                              (INCLUDING ANY    (INCLUDING ANY    WAIVERS AND ANY
                                                                 WAIVERS)       REIMBURSEMENTS)   REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio (1)                      0.70%              0.47%            1.17%
-----------------------------------------------------------------------------------------------------------------
First American Technology Portfolio (1)                            0.70%              0.47%            1.17%
-----------------------------------------------------------------------------------------------------------------
First American International Portfolio (1)                         1.25%              0.54%            1.79%
-----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%              0.02%            0.65%
-----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.49%              0.03%            0.52%
-----------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.64%              0.02%            0.66%
-----------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%              0.03%            0.68%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund (2)                                0.85%              0.25%            1.10%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%              0.12%            0.86%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.78%              0.04%            0.82%
-----------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.66%              0.06%            0.72%
-----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%              0.03%            0.43%
-----------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                           0.76%              0.09%            0.85%
-----------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.76%              0.03%            0.79%
-----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%              0.02%            0.47%
-----------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%              0.03%            0.48%
-----------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.75%              0.03%            0.78%
-----------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%              0.02%            0.48%
-----------------------------------------------------------------------------------------------------------------



(1) Other expenses for First American Large Cap Growth Portfolio, First American Technology Portfolio and First American International Portfolio are based on estimated amounts for the current fiscal year. The advisor intends to waive management fees during the current fiscal year so that the total fund operating expenses do not exceed 0.80%, 0.90% and 1.35%, respectively, for Large Cap Growth Portfolio, Technology Portfolio and International Portfolio. Fee waivers may be discontinued at any time.



(2) Hartford Global Health HLS Fund is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


EXAMPLE



THE FOLLOWING EXAMPLE ASSUMES THE OPTION DEATH BENEFIT IS NOT SELECTED:


                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
First American Large Cap
  Growth Portfolio               $86        $133       $173       $284       $25        $78        $133       $283
--------------------------------------------------------------------------------------------------------------------
First American Technology
  Portfolio                      $86        $133       $173       $284       $25        $78        $133       $283
--------------------------------------------------------------------------------------------------------------------
First American International
  Portfolio                      $93        $152       $203       $345       $31        $96        $164       $344
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund       $81        $118       $147       $230       $19        $61        $106       $229
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund           $80        $114       $140       $216       $18        $57        $ 99       $215
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                       $81        $118       $147       $231       $20        $62        $106       $230
--------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth
  HLS Fund                       $81        $119       $148       $233       $20        $62        $108       $233
--------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS
  Fund                           $86        $131        N/A        N/A       $24        $75         N/A        N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS
  Fund                           $83        $124       $157       $252       $22        $68        $117       $252
--------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income
  HLS Fund                       $83        $123       $155       $248       $21        $67        $115       $247
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund     $82        $120       $150       $238       $20        $64        $110       $237
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund          $79        $112       $135       $207       $17        $55        $ 94       $206
--------------------------------------------------------------------------------------------------------------------
Hartford International
  Advisers HLS Fund              $83        $124       $157       $251       $22        $68        $116       $251
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund         $82        $122       $154       $245       $21        $66        $113       $244
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                           $79        $113       $137       $211       $18        $56        $ 97       $210
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities
  HLS Fund                       $79        $113       $138       $212       $18        $56        $ 97       $211
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                           $82        $122       $153       $244       $21        $65        $113       $243
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund          $79        $113       $138       $212       $18        $56        $ 97       $211
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
First American Large Cap
  Growth Portfolio               $25        $78        $134       $284
-----------------------------
First American Technology
  Portfolio                      $25        $78        $134       $284
-----------------------------
First American International
  Portfolio                      $32        $97        $165       $345
-----------------------------
Hartford Advisers HLS Fund       $20        $62        $107       $230
-----------------------------
Hartford Bond HLS Fund           $19        $58        $100       $216
-----------------------------
Hartford Capital Appreciation
  HLS Fund                       $20        $62        $107       $231
-----------------------------
Hartford Dividend and Growth
  HLS Fund                       $20        $63        $108       $233
-----------------------------
Hartford Global Health HLS
  Fund                           $25        $76         N/A        N/A
-----------------------------
Hartford Global Leaders HLS
  Fund                           $22        $69        $118       $252
-----------------------------
Hartford Growth and Income
  HLS Fund                       $22        $67        $115       $248
-----------------------------
Hartford High Yield HLS Fund     $21        $64        $110       $238
-----------------------------
Hartford Index HLS Fund          $18        $55        $ 95       $207
-----------------------------
Hartford International
  Advisers HLS Fund              $22        $68        $117       $251
-----------------------------
Hartford MidCap HLS Fund         $22        $66        $114       $245
-----------------------------
Hartford Money Market HLS
  Fund                           $18        $56        $ 97       $211
-----------------------------
Hartford Mortgage Securities
  HLS Fund                       $18        $57        $ 98       $212
-----------------------------
Hartford Small Company HLS
  Fund                           $21        $66        $113       $244
-----------------------------
Hartford Stock HLS Fund          $18        $57        $ 98       $212
---------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


THE FOLLOWING EXAMPLE ASSUMES THE OPTION DEATH BENEFIT IS SELECTED:


                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
First American Large Cap
  Growth Portfolio               $88        $138       $180       $299       $26        $ 82       $140       $299
--------------------------------------------------------------------------------------------------------------------
First American Technology
  Portfolio                      $88        $138       $180       $299       $26        $ 82       $140       $299
--------------------------------------------------------------------------------------------------------------------
First American International
  Portfolio                      $94        $156       $210       $359       $33        $101       $172       $359
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund       $83        $123       $154       $246       $21        $ 66       $114       $245
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund           $81        $119       $148       $232       $20        $ 62       $107       $232
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                       $83        $123       $155       $247       $21        $ 66       $114       $246
--------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth
  HLS Fund                       $83        $123       $156       $249       $21        $ 67       $115       $248
--------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS
  Fund                           $87        $136        N/A        N/A       $26        $ 80        N/A        N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS
  Fund                           $85        $129       $165       $268       $23        $ 73       $125       $267
--------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income
  HLS Fund                       $84        $128       $163       $264       $23        $ 71       $123       $263
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund     $83        $125       $158       $253       $22        $ 68       $117       $253
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund          $80        $116       $143       $223       $19        $ 59       $102       $222
--------------------------------------------------------------------------------------------------------------------
Hartford International
  Advisers HLS Fund              $85        $128       $164       $267       $23        $ 72       $124       $266
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund         $84        $127       $161       $261       $22        $ 70       $121       $260
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                           $81        $117       $145       $227       $19        $ 61       $104       $226
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities
  HLS Fund                       $81        $118       $146       $228       $19        $ 61       $105       $227
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                           $84        $126       $161       $260       $22        $ 70       $120       $259
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund          $81        $118       $146       $228       $19        $ 61       $105       $227
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
First American Large Cap
  Growth Portfolio               $27        $ 83       $141       $299
-----------------------------
First American Technology
  Portfolio                      $27        $ 83       $141       $299
-----------------------------
First American International
  Portfolio                      $33        $102       $172       $359
-----------------------------
Hartford Advisers HLS Fund       $22        $ 67       $114       $246
-----------------------------
Hartford Bond HLS Fund           $20        $ 63       $108       $232
-----------------------------
Hartford Capital Appreciation
  HLS Fund                       $22        $ 67       $115       $247
-----------------------------
Hartford Dividend and Growth
  HLS Fund                       $22        $ 68       $116       $249
-----------------------------
Hartford Global Health HLS
  Fund                           $26        $ 81        N/A        N/A
-----------------------------
Hartford Global Leaders HLS
  Fund                           $24        $ 73       $125       $268
-----------------------------
Hartford Growth and Income
  HLS Fund                       $23        $ 72       $123       $264
-----------------------------
Hartford High Yield HLS Fund     $22        $ 69       $118       $253
-----------------------------
Hartford Index HLS Fund          $19        $ 60       $103       $223
-----------------------------
Hartford International
  Advisers HLS Fund              $24        $ 73       $125       $267
-----------------------------
Hartford MidCap HLS Fund         $23        $ 71       $122       $261
-----------------------------
Hartford Money Market HLS
  Fund                           $20        $ 61       $105       $227
-----------------------------
Hartford Mortgage Securities
  HLS Fund                       $20        $ 61       $106       $228
-----------------------------
Hartford Small Company HLS
  Fund                           $23        $ 71       $121       $260
-----------------------------
Hartford Stock HLS Fund          $20        $ 61       $106       $228
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(For an Accumulation Unit outstanding throughout the period)



The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for First American Large Cap Growth Portfolio, First American Technology Portfolio, First American International Portfolio and Hartford Global Health HLS Fund Sub-Accounts because as of December 31, 1999 the Sub-Accounts had not commenced operations.



                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                    $   4.398
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   4.803
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       1,425,393
--------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT (Inception date August 1,
 1986)
Accumulation Unit Value at beginning of period                    $   2.258
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.185
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         197,575
--------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   5.526
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   7.501
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         537,835
--------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT (Inception
 date March 8, 1994)
Accumulation Unit Value at beginning of period                    $   2.471
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.570
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         760,046
--------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.314
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.952
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          54,890
--------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT (Inception
 date June 1, 1998)
Accumulation Unit Value at beginning of period                    $   1.182
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.422
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          78,909
--------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning of period                    $   1.035
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.070
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          20,235
--------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT (Inception date May 1,
 1987)
Accumulation Unit Value at beginning of period                    $   4.712
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   5.608
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         191,225
--------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                    $   1.476
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         149,495
--------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT (Inception date
 July 15, 1997)
Accumulation Unit Value at beginning of period                    $   1.371
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.056
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         181,142
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                    $   1.716
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   1.777
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         270,072
--------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT (Inception
 date August 1, 1986)
Accumulation Unit Value at beginning of period                    $   2.211
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.217
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          52,197
--------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT (Inception date
 August 9, 1996)
Accumulation Unit Value at beginning of period                    $   1.374
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   2.251
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         198,856
--------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                    $   6.066
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $   7.176
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         638,407
--------------------------------------------------------------------------------



Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

SUMMARY

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first premium payment. Your first premium payment must be at least $1,000 and subsequent premium payments must be at least $500. The minimum premium payment requirements may differ if you are participating in our automatic investing ("InvestEase-Registered Trademark-") program.

 - For a limited time, usually within ten days after you receive your annuity, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You bear the investment risk for your premium payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

CONTINGENT DEFERRED SALES CHARGE ("CDSC")


You don't pay a sales charge when you purchase your Annuity. We may charge you a CDSC when you partially or fully Surrender your Annuity. The CDSC will depend on the amount you choose to Surrender and the length of time the Premium Payments you made have been in your Annuity. The percentage used to calculate the CDSC is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      One Year               7%
-----------------------------------------
     Two Years               6%
-----------------------------------------
    Three Years              6%
-----------------------------------------
     Four Years              5%
-----------------------------------------
     Five Years              4%
-----------------------------------------
     Six Years               3%
-----------------------------------------
    Seven Years              2%
-----------------------------------------
    Eight Years              0%
-----------------------------------------


IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct this $30 fee each year on your Contract Anniversary or when you completely Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.


The second type of charge is the fee you pay for the Funds. See the Annual Operation Expense Table for more complete information and the funds' prospectuses attached to this Prospectus.


If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value and is equal to 0.15% per year of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You can partially or fully Surrender your Contract subject to a Contingent Deferred Sales Charge (CDSC). You can partially Surrender your Contract without any CDSC applied to the Surrender under the following conditions:

- Surrenders which don't exceed 15% of premium payments per Contract Year (Annual Withdrawal Amount);

- Surrenders made from premium payments invested more than seven years;

- 100% Surrender of earnings after the seventh Contract Year;

- Surrenders under the nursing home waiver (described as Eligible Confinement in the Contract); or

- Surrenders eligible for disability waiver under a group qualified plan.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit will remain invested in the Sub-Accounts according to your last instructions (unless otherwise mutually specified by your Beneficiaries) and will be subject to market fluctuations.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value, which is the highest Anniversary Value before the deceased's 81st birthday or date of death; or

- Your Interest Accumulation Value.


The INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value equal to .15% per year of the Sub-Account value. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.



If you elect the Optional Death Benefit, at any time after you purchase your annuity, the Optional Death Benefit calculation will be different.



SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment or as an annuity payment option. Spousal contract continuation will only apply one time for each Contract.


WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase your annuity, you may choose one of the following annuity payment options, or receive a lump sum payment:

LIFE ANNUITY where we make scheduled payments for the Annuitant's life.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value, less any applicable Premium Taxes, applied to this annuity payment option.

 - This option is only available if you select a variable dollar amount payment with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this annuity payment option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is a minimum of 5 years and a maximum 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and the Joint Annuitant die prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
   we will continue payments until the end of the period selected.


You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, which ever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what annuity payment option you want before that time, we will pay you under the Life Annuity with a 10 year period certain. You and Hartford can agree to start payments at a later date if the laws in effect allow us to defer payment and we agree to allow you to defer.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance.
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
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 Duff & Phelps               7/1/99        AA+      Claims paying ability
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THE SEPARATE ACCOUNT
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The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.


THE FUNDS

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U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, serves as the investment advisor to First American Insurance Portfolios, Inc. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the portfolios' business and investment activities, subject to the authority of the board of directors. Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to First American International Portfolio. A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic, and emerging markets equity portfolios, principally for institutional accounts. As of December 31, 1999, Marvin & Palmer managed a total of approximately $14 billion in investments.



Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Each Hartford HLS Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford
Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund is a non-diversified series of Hartford
Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO OF FIRST AMERICAN INSURANCE PORTFOLIOS, INC. -- Seeks long-term growth of capital by investing primarily in companies that have market capitalizations of at least $5 billion at the time of purchase and exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition.



FIRST AMERICAN TECHNOLOGY PORTFOLIO OF FIRST AMERICAN INSURANCE
PORTFOLIOS, INC. -- Seeks long-term growth of capital by investment primarily in companies which have, or may develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements in areas such as semiconductors, computers, software, communications, and online services.



FIRST AMERICAN INTERNATIONAL PORTFOLIO OF FIRST AMERICAN INSURANCE PORTFOLIOS, INC. -- Seeks long-term growth of capital by investment primarily in equity securities that trade in markets other than the United States. These securities generally are issued by companies that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. Sub-advised by Marvin & Palmer Associates.



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of health care companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds are sold to our other Separate Accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other Separate Accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payments to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing Contract Owners as we determined appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, We may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.



* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes that the Optional Death Benefit has not been elected.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.


The MONEY MARKET FUND SUB-ACCOUNT may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE CONTRACT RELATING TO THE FIXED ACCUMULATION FEATURES IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NONE OF THE FIXED ACCUMULATION FEATURES OR ANY OF THEIR INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURES. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURES MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Payments and Contract Values allocated to a Fixed Accumulation Feature become a part of our general assets. We invest the assets of the General Account in accordance with applicable law governing the investments of insurance company General Accounts. We have more than one Fixed Accumulation Feature. The standard Fixed Accumulation Feature (the "Fixed Accumulation Feature") and then a number of DCA Program Fixed Accumulation Features, which we collectively refer to as the "Fixed Accumulation Features".

CURRENTLY, WE GUARANTEE THAT WE WILL CREDIT INTEREST AT A RATE OF NOT LESS THAN 3% PER YEAR, COMPOUNDED ANNUALLY, TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE. WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO CREDIT INTEREST AT A RATE IN EXCESS OF 3% PER YEAR. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for the determination of interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in", "first-out" basis. For Contracts issued in the State of New York, Fixed Accumulation Feature interest rates may vary from other states.

From time to time, we may credit increased interest rates to Contract Owners under certain programs established at our sole discretion.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- These programs will use designated DCA Program Fixed Accumulation Features. Currently, Contract Owners may enroll in a special pre-authorized transfer program known as our Dollar Cost Averaging Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their payment into the appropriate DCA Program Fixed Accumulation Feature(we may allow a lower minimum premium payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months and all payments and accrued interest must be transferred from the DCA Program Fixed Accumulation Feature in use to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program, which will generally be less than the prior monthly transfer amounts.

The pre-authorized transfers will begin within 15 days after we receive the initial Program payment and complete enrollment instructions. If We do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will transfer any remaining amounts to the Fixed Accumulation Feature and you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by You.

You may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation of enrollment in the Program, you will no longer receive the increased interest rate and unless we receive instructions to the contrary, the amounts remaining in the DCA Program Fixed Accumulation Feature may be transferred to the Fixed Accumulation Feature and accrue the interest rate currently in effect.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.


THE CONTRACT
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THE CONTRACT OFFERED -- The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including; (a) any trustee or custodian for a retirement plan qualified under Sections 401(a), or 403(a) of the Internal Revenue Code (which includes Section 401(k));
(b) annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;
(c) Individual Retirement Annuities adopted according to Section 408 of the Code; (d) employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (e) certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts").


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.



PURCHASING A CONTRACT -- A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with an initial premium payment to the Administrative Office of the Company. The maximum age for Annuitant, Owner and Joint Owner on the Contract Issue Date is 85. Generally, the minimum premium payment is $1,000. The minimum subsequent premium payment is $500. Certain plans may be allowed to make smaller periodic premium payments. Unless we give our prior approval, we will not accept a premium payment in excess of $1,000,000. Each premium payment, which is your premium payment after the deduction of any applicable Premium Taxes, may be split among the various Accounts subject to minimum amounts then in effect. For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. We will send you a confirmation notice upon receipt and acceptance of your premium payment.



In Oregon, Premium Payments are only allowed in the first three Contract Years. In Massachusetts, Premium Payments are only

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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allowed in the first three Contract Years or until the Contract Owner turns 63, whichever is later.


RIGHT TO EXAMINE THE CONTRACT -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days (or longer in some states) after you receive it. You must send a written request for cancellation along with the Contract. We will, without deduction for any CDSC normally assessed, pay you an amount equal to the Contract Value. YOU BEAR THE INVESTMENT RISK DURING THE PERIOD PRIOR TO OUR RECEIPT OF YOUR REQUEST FOR CANCELLATION. We will refund the premium paid only for Individual Retirement Annuities, if returned within seven days of receipt, and in those states where required by law.

CREDITING AND VALUATION -- Your premium payment, which is the balance remaining after the deduction of any Premium Tax, is credited to your Contract within two business days of receipt by us at our Administrative Office of a properly completed application or an order to purchase a Contract and the premium payment. The payment will be credited to the Accounts according to the instructions we receive from you.

If your application or other information is incomplete when received, your payment will be credited to the Accounts within five business days of receipt of complete information. If the payment is not credited within five business days, it will be immediately returned to you unless you have been informed of the delay and tell us not to return it.

Subsequent premium payments are priced on the Valuation Day we receive the payment in our Administrative Office, provided it is received before the New York Stock Exchange closes. Unless otherwise specified, We will allocate any subsequent payments to Accounts according to your most recent instructions.

CONTRACT VALUE -- BEFORE THE ANNUITY
COMMENCEMENT DATE

Your Contract Value reflects interest rate credited any amounts allocated to the Fixed Accumulation Features and the investment performance of the Sub-Accounts where you have payments allocated.

SUB-ACCOUNT VALUES -- Your Sub-Account Values on the date we issue your Contract is the amount of your premium payment allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

ACCUMULATION UNITS -- When Premium Payments are credited to your Sub-Accounts, they are converted into accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.

You will be advised, at least semiannually, of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, and the total value of your Contract.

THE NET INVESTMENT FACTOR (BEFORE AND AFTER THE ANNUITY COMMENCEMENT
DATE) -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:


(a) Is the Net Asset Value of the Fund held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Fund);



(b) Is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period;



(c) Is a daily factor representing the mortality and expense risk charge and any optional charges deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.


CONTRACT VALUE TRANSFERS BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE


You may transfer your Contract Values from one or more Accounts to another Account free of charge. WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS TO 12 PER CONTRACT YEAR, WITH NO 2 TRANSFERS OCCURRING ON CONSECUTIVE VALUATION DAYS. There may be limitations on transfers to and from the Fixed Accumulation Features that are described in your Contract. Some states may allow us to limit the dollar amount transferred.



TELEPHONE AND INTERNET TRANSFERS -- In most states, you, or your attorney-in-fact acting pursuant to a power of attorney, can make transfers:



- By calling us at (800) 862-6668.



- Electronically, when available, by the Internet through our website at http://online.hartford.com



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.



Hartford, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.



We may permit you to pre-authorize transfers under certain circumstances. Transfers between the Accounts may be made both before and after the Annuity Commencement Date. Generally, the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%). No minimum balance is presently required in any Account.


The right to reallocate Contract Values is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS.

For Contracts issued in THE STATES OF FLORIDA, MARYLAND OR OREGON, the reservation of rights set forth in the preceding paragraph is limited to:
(i) requiring up to a maximum of 10 Valuation Days between each transfer;
(ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from you and not from your representative, agent or person acting under a power of attorney for you.

Currently, we will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose Accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with us.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

SURRENDERS


Contract Owners should consult their qualified tax adviser regarding the tax consequences of a Surrender.


 - A Surrender made before age 59 1/2 may result in adverse tax consequences, including a penalty tax of 10% of the taxable portion of the Surrender Value. (See "Federal Tax Considerations").

PAYMENT OF SURRENDER AMOUNTS -- Payment of any request for a full or partial Surrender from the Accounts will be made as soon as possible and in any event no later than seven days after we receive the request at our Administrative Office.

There may be postponement in the payment of Surrender Amounts whenever (a) the New York Stock Exchange is closed; (b) trading on the New York Stock Exchange is restricted as determined by the Commission; (c) the Commission permits postponement and so orders; or (d) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

FULL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- At any time prior to the Annuity Commencement Date, you have the right to fully Surrender the Contract. In such event, the Surrender Value of the Contract may be taken in the form of a lump sum cash payment.

The Surrender Value of the Contract is equal to the Contract Value less any Premium Taxes, the Annual Maintenance Fee and any Contingent Deferred Sales Charge, if applicable. The Surrender Value may be more or less than the amount of the payments made to your Contract.

PARTIAL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- You may make a partial Surrender of your Contract Value at any time prior to the Annuity Commencement Date so long as the amount Surrendered is at least equal to our minimum amount rules then in effect. Additionally, if the remaining Contract Value following a Surrender is less than $500, we may terminate the Contract and pay the Surrender Value. For Contracts issued in TEXAS, the Contract will not be terminated when the remaining Contract Value after a Surrender is less than $500 unless there were no payments made during the previous 2 Contract Years.

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WHEN REQUESTING A PARTIAL SURRENDER, YOU SHOULD SPECIFY THE ACCOUNT(S) FROM WHICH THE PARTIAL SURRENDER WILL BE TAKEN; OTHERWISE, THE SURRENDER WILL BE TAKEN ON A PRO RATA BASIS ACCORDING TO THE VALUE IN EACH ACTIVE ACCOUNT.

We may permit you to pre-authorize partial Surrenders subject to certain limitations then in effect. We permit partial Surrenders by telephone subject to dollar amount limitations in effect at the time you request the Surrender. To request partial Surrenders by telephone, you must have completed and returned to us a Telephone Redemption Program Enrollment Form authorizing telephone Surrenders. If there are joint Contract Owners, both must authorize us to accept telephone instructions and agree that We may accept telephone instructions for partial Surrenders from either Contract Owner. Partial Surrender requests will not be honored until we receive all required documents in proper form.

Telephone authorization will remain valid until (a) we receive written notice of revocation by you, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) we discontinue the privilege; or (c) we have reason to believe that you have entered into a market timing agreement with an investment adviser and/or broker/dealer.

We may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. We will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

In order to obtain that day's unit values on Surrender, We must receive telephone Surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

We may modify, suspend, or terminate telephone transaction privileges at any time.
SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may fully Surrender your Contract on or after the Annuity Commencement Date if you elect the Payment For a Period Certain Settlement Option. We pay you the commuted value that is equal to the present value of the remaining payments we are scheduled to make less any applicable Contingent Deferred Sales Charge. The commuted value is determined as of the date we receive your written request for Surrender at our Administrative Office.


Partial Surrenders are permitted after the Annuity Commencement Date if you elect a variable dollar amount payment under the Payments for a Period Certain Settlement Option, but check with your qualified tax adviser because there may be adverse tax consequences.


IMPORTANT TAX INFORMATION -- There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age
59 1/2, b) separated from service, c) died, d) become disabled or
e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a surrender is permissible, with or without tax penalty, in any particular situation; or in monitoring Surrender requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender. (See "Federal Tax Considerations").

CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE ("CDSC")


The CDSC covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



We may assess a CDSC when you request a full or partial Surrender. The CDSC is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own CDSC schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the CDSC will be when you Surrender. The amount assessed a CDSC will not exceed your total Premium Payments.



The percentage used to calculate the CDSC is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   7%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   6%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------



For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a CDSC as follows.



- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a CDSC.



- We will then Surrender the Premium Payments that have been in the Annuity the longest.

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- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a CDSC of 4% on that amount or $400.00.



- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a CDSC of 7% of the $500 or $35.00.



- Your CDSC is $435.00



If you have any questions about these charges, please contact your financial adviser or Hartford.


PAYMENTS NOT SUBJECT TO CDSC

ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract years, you may make a partial Surrender of Contract Values of up to 15% of the premium payments each Contract Year on a non-cumulative basis, as determined on the date of the requested Surrender, without the application of the CDSC. After the seventh Contract Year, you may make a partial Surrender each Contract Year of 15% of premium payments made during the seven years prior to the Surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the Surrender. These amounts are different for group Unallocated Contracts and Contracts issued to a Chartiable Remainder Trust.

EXTENDED SURRENDER PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to Surrender an amount equal to the required minimum distribution for the stated Contract without incurring any CDSC.

WAIVERS OF CDSC

CONFINEMENT IN A NURSING HOME, HOSPITAL OR LONG TERM CARE FACILITY (DESCRIBED AS ELIGIBLE CONFINEMENT IN THE CONTRACT) -- We will waive any CDSC applicable to a partial or full Surrender if the Annuitant, Contract Owner or joint annuitant is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant, Contract Owner or joint annuitant cannot be confined at the time the Contract is purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date. You must provide written proof of confinement satisfactory to Hartford and you must request the partial or full Surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or contact Us to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No CDSC otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a Surrender of variable payments for a Period Certain Annuity option) provided for under the Contract.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by us from time to time may have different Surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming risks under the Contract, We deduct a daily charge at the rate of 1.25% per year against all Contract Values held in the Accounts during the life of the Contract. Although variable annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by us.

There are two types of mortality risks: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality risk we take in the accumulation phase is that we may experience a loss resulting from the assumption of the mortality risk relative to the death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value. The mortality risk we take during the annuity payout phase is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

During the accumulation phase, we also provide an expense undertaking. We assume the risk that the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, we will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse us for expenses relating to the maintenance of the Contract and Accounts. If during a Contract Year the Contract is Surrendered for its full value, we will deduct the Annual Maintenance Fee at the time of such Surrender. The fee is a flat fee that will be due in the full amount regardless of the time

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of the Contract Year that Contract Values are Surrendered. The Annual Maintenance Fee is $30 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. We reserve the right to waive the Annual Maintenance Fee under other conditions.

PREMIUM TAXES -- Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is Surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

OPTIONAL DEATH BENEFIT FEE -- If you elect the Optional Death Benefit, we will deduct daily from your Contract Value an additional charge which equals .15% per year of the Sub-Account value.

EXCEPTIONS TO CHARGES UNDER THE CONTRACT -- We may offer, at our discretion, reduced fees and charges including, but not limited to, CDSC, the mortality and expense risk charge, administration charges, optional charges and the Annual Maintenance Fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE

DETERMINATION OF THE BENEFICIARY -- If the Contract Owner or the Annuitant dies before the Annuity Commencement Date, we will pay a Death Benefit to the Beneficiary.

 - IF THE CONTRACT OWNER DIES before the Annuity Commencement Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is the sole Beneficiary, the spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Contract Owner. If the Annuitant is not living and there is no Contingent Annuitant, the spouse will be presumed to be the Contingent Annuitant. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

 - IF THE ANNUITANT DIES before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If either (a) there is no Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or
    (c) if any sole Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract control provisions, will receive the Death Benefit. However, if the Annuitant dies prior to the Annuity Commencement Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be void.

DETERMINATION OF THE DEATH BENEFIT

IF YOU DID NOT ELECT THE OPTIONAL DEATH BENEFIT, Your Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be calculated as follows:

If the deceased HAD NOT REACHED THEIR 81ST BIRTHDAY, the Death Benefit is the greater of:

- 100% of the total premium payments made to the Contract, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF THE DECEASED REACHED THEIR 81ST BIRTHDAY, then the Death Benefit is the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- The Maximum Anniversary Value.

IF YOU DID ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- The Maximum Anniversary Value; or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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- The Interest Accumulation Value, which is described below.

The Interest Accumulation Value is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. We stop compounding interest on the deceased's 81st birthday or date of death. After that date, the Interest Accumulation Value will be adjusted by adding any subsequent payments and subtracting proportional adjustments for any partial Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older.


For Contracts issued in the state of Washington, the Optional Death Benefit is not available.



If you elect to add the Optional Death Benefit after you purchase your annuity, the Interest Accumulation Value calculation will be:



- Your Contract Value on the date we add the Optional Death Benefit to your annuity;



- Plus any Premium Payments made after the Optional Death Benefit is added;


- Minus any partial Surrenders after the Option Death Benefit is added;


- Compounded daily at an annual interest rate of 5%.


SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal contract continuation will only apply one time for each Contract.


CALCULATION OF THE DEATH BENEFIT -- If the Contract Owner or Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to the Beneficiary, the Death Benefit will be calculated as of the date we receive written notification of Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF WRITTEN NOTIFICATION OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETE SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

Any Annuity payments made on or after the date of death, but before receipt of written notification of Due Proof of Death will be recovered by us from the Payee.

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If, on or after the Annuity Commencement Date, the Contract Owner dies and the Annuitant is living, the Beneficiary becomes the Contract Owner. If the Annuitant dies and the Contract Owner is living, the Contract Owner becomes the Beneficiary.

If the Annuitant dies on or after the Annuity Commencement Date, a Death Benefit may be paid or payments may continue under the following annuity payment options:

x  Life Annuity with Cash Refund


x  Life Annuity with Payments for a Period Certain



x  Joint and Last Survivor Life Annuity with Payments for a Period Certain and



x  Payments for a Period Certain.


Proceeds from the Death Benefit may be left with us for at least 5 years from the date of the Contract Owner's death if the death occurs prior to the Annuity Commencement Date. These proceeds will remain in the Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial Surrenders may be made at any time. In the event of a complete Surrender, the remaining value will equal the Contract Value of the proceeds left with us, minus any partial Surrenders. This option may not be available under certain Contracts issued in connection with Qualified Plans.

SETTLEMENT PROVISIONS
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You select an Annuity Commencement Date which will not be deferred beyond the Valuation Day immediately following the later of the Annuitant's 90th birthday or the end of the tenth Contract Year. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. The Annuity Commencement Date may be changed from time to time, but ANY CHANGE MUST BE WITHIN 30 DAYS PRIOR TO THE DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO BEGIN.


You also elect in writing an annuity payment option, which may be any of the options described below or any annuity payment option then being offered by us. The annuity payment option may not be changed on or after the Annuity Commencement Date. The Contract contains the six annuity payment options described below and the Annuity Proceeds Settlement Option.

For Qualified Contracts, the following annuity payment options are only available if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option

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becomes effective. The Annuity Proceeds Settlement option is available for Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Beneficiary at the time the option becomes effective. Such life expectancies are computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table in use by us. If you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

For Non-Qualified Contracts, if you do not elect otherwise, fixed dollar amount annuity payments will automatically begin on the Annuity Commencement Date under the annuity payment option Life Annuity with payments for a Period Certain of 10 years. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

With the exception of the option Payments for a Period Certain, if the variable dollar amount payment is selected, no Surrenders are permitted after annuity payments begin.

ANNUITY PAYMENT OPTIONS
LIFE ANNUITY


where we make Annuity payments for as long as the Annuitant lives.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT, even if the Annuitant dies after one payment.


LIFE ANNUITY WITH CASH REFUND


where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value less any applicable Premium Taxes applied to this annuity payment option.

 - This option is only available if you select payments using a VARIABLE DOLLAR AMOUNT PAYMENT OPTION WITH THE 5% AIR OR FIXED DOLLAR AMOUNT ANNUITY PAYMENTS.


LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


where we make payments to you for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your Annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.


JOINT AND LAST SURVIVOR ANNUITY


where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.


JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is not less than 5 years and no more than 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and Joint Annuity die prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or We will continue payments until the end of the period selected.


PAYMENTS FOR A PERIOD CERTAIN


where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.


For Contracts issued in the state of Oregon, Payments for a Period Certain may be selected as follows: For fixed annuity payments, the minimum period that you can select is 10 years at any time and 5 years on or after the 2nd Contract Anniversary. For variable annuity payments, the minimum period that you can select is 5 years on or after the 10th Contract Anniversary. Under an Annuity payable with variable annuity payments, you may surrender the Contract after payments have begun by submitting a written request to us. The amount available to you is the Commuted Value.


WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

ANNUITY PAYMENTS

When your decide to begin to take payments, we calculate your Contract Value minus any Premium Tax which we must pay and,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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unless you instruct us otherwise, we apply that amount to a variable annuity with the same Sub-Account values. You may however, choose to have your Contract Value applied to a fixed annuity instead.

IMPORTANT: YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG ACCOUNTS TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

ANNUITY PAYMENTS -- The minimum Annuity payment is $50. No election may be made which results in a first payment of less than $50. If at any time Annuity payments are or become less than $50, we have the right to change the frequency of payment to intervals so that payments will at least be $50. If any amount due is less than the minimum amount per year, we make such other settlement as may be equitable to the Payee.

All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by you. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may be changed within 30 days prior to the anniversary of your Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- You select the Annuity Commencement Date in your application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Annuity Commencement Date.

ANNUITY CALCULATION DATE -- On the Annuity Calculation Date, your Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by you. The first Annuity payment is computed using the value of these Annuity Units as of the Annuity Calculation Date.

INCOME PAYMENT DATES -- All Annuity payments after the first Annuity payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Annuity Commencement Date, based on the Annuity payment frequency selected by you. They are also shown on the specification page of your Contract. You may choose from monthly, quarterly, semi-annual and annual payments. The Annuity payment frequency may not be changed once selected by you.

IN THE EVENT THAT YOU DO NOT SELECT A PAYMENT FREQUENCY, ANNUITY PAYMENTS WILL BE MADE MONTHLY.

VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT -- Variable Annuity payments are periodic payments we pay to your designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by you. The dollar amount of the first Variable Annuity payment depends on the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value less applicable Premium Tax applied to purchase the Annuity payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an AIR of not less than 3.0%.

The dollar amount of the first Variable Annuity payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the payment factor in the Contract for the selected annuity payment option. The dollar value of the first Variable Annuity payment is the sum of the first Variable Annuity payments attributable to each Sub-Account.

ANNUITY UNITS -- The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS -- The dollar amount of each subsequent Variable Annuity payment attributable to each Sub-Account is calculated on the Income Payment Date. It is determined by multiplying (a) by (b), where:


(a) is the number of Annuity Units of each Sub-Account credited under the Contract and



(b) is the Annuity Unit value (described below) for that Sub-Account.


The total subsequent Variable Annuity payments equal the sum of the amounts attributable to each Sub-Account.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to
(a) multiplied by (b) multiplied by (c) where:


(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;



(b) is the Annuity Unit value for the preceding Valuation Period; and



(c) is the Annuity Unit Factor


The Annuity Unit Factor neutralizes the AIR percentage (3%, 5%, or 6%). The daily Annuity Unit Factor corresponding to the AIR percentages of 3%, 5%, and 6% are 0.999919, 0.999866, and 0.999840, respectively

THE ASSUMED INVESTMENT RETURN (AIR) -- The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment

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return of the Sub-Account(s) supporting the Variable Annuity payments, less an adjustment to neutralize the selected AIR. Dividing what would otherwise be the Annuity Unit value by the AIR factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the AIR selected by you. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.


The Contract permits Contract Owners to select one of three AIRs: 3%, 5% or 6%. A higher AIR will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the AIR, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the AIR. The 6% AIR is not available in the states of Oklahoma, Oregon, New Jersey or Texas. The following examples may help clarify the impact of selecting one AIR over another:


- If you select a 3% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 3% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 5% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 5% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 6% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 6% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 6%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE RETURNS REMAINED CONSTANT AND EQUAL TO THE AIR. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE AIR.

EXCHANGE (TRANSFER) OF ANNUITY UNITS -- After the Annuity Calculation Date, you may exchange (i.e., transfer) the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives a written request for a transfer. For guidelines refer to Sub-Account Value Transfers Before and After the Annuity Commencement Date.

FIXED DOLLAR ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Annuity option tables in the Contract. The Annuity payment will remain level for the duration of the Annuity. Any Fixed Annuity allocation may not be changed.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract Values or assignment proceeds to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the

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    Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.


 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.


 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in

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regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING


Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.


E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.


MISCELLANEOUS
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HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

EXPERTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:


Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                         PAGE
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DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
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DISTRIBUTION OF CONTRACTS
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CALCULATION OF YIELD AND RETURN
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PERFORMANCE COMPARISONS
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FINANCIAL STATEMENTS
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

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amounts under the plan will be subject to the claims of the employer's general creditors.


In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES


EXAMPLE 1


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value



EXAMPLE 2


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


--------------------------------------------------------------------------------

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:


- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.


Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.


Please complete the following and return to:


    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:


    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085



Please send a Statement of Additional Information for The Director Preferred variable annuity to me at the following address:


--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                             THE DIRECTOR PREFERRED


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




Date of Prospectus:  May 1, 2000

Date of Statement of Additional:  May 1, 2000











333-69487

                                TABLE OF CONTENTS


SECTION                                                                    PAGE
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE
      COMPANY............................................................

SAFEKEEPING OF ASSETS ...................................................

INDEPENDENT PUBLIC ACCOUNTANTS ..........................................

DISTRIBUTION OF CONTRACTS................................................

CALCULATION OF YIELD AND RETURN..........................................

PERFORMANCE COMPARISONS..................................................

FINANCIAL STATEMENTS ....................................................


           DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

------------------------------------------- ---------------------- -------------- ------------------------------------
              Rating Agency                       Effective           Rating                Basis of Rating
                                               Date of Rating
------------------------------------------- ---------------------- -------------- ------------------------------------
A.M. Best and Company, Inc.                        1/1/99               A+        Financial performance.
------------------------------------------- ---------------------- -------------- ------------------------------------
Standard & Poor's                                  8/1/99               AA        Insurer financial strength
------------------------------------------- ---------------------- -------------- ------------------------------------
Duff & Phelps                                      7/1/99               AA+       Claims paying ability
------------------------------------------- ---------------------- -------------- ------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $226,178,603; 1998: $107,925,386; and 1997: $134,304,585. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a money market Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)       ] - 1

THE MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999


-------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                      YIELD                     EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   4.09%                          4.18%
-------------------------------------------------------------------------------------------------------


YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                               YIELD
-------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                    5.69%
-------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                              8.30%
-------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                     5.51%
-------------------------------------------------------------------------------------------------


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standarized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts. There is no information for First American Large Cap Growth Portfolio, First American Technology Portfolio, First American International Portfolio and Hartford Global Health HLS Fund Sub-Accounts, because as of December 31, 1999 the Sub-Accounts had not commenced operations.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
                                   SEPARATE
                                    ACCOUNT        1 YEAR          5 YEAR          10 YEAR     SINCE INCEPTION OF
          SUB-ACCOUNT           INCEPTION DATE                                                  SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          5/20/91        -0.79%          16.68%            N/A             11.08%

-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              5/20/91        -13.23%         3.03%             N/A              3.16%

-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       5/20/91        25.75%          20.95%            N/A             18.34%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS     3/9/94         -5.99%          18.18%            N/A             15.15%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        38.51%           N/A              N/A             61.69%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        10.32%           N/A              N/A             17.78%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98        -6.60%           N/A              N/A             -4.06%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/20/91         9.00%          23.93%            N/A             15.45%

-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         11.63%           N/A              N/A              9.66%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        39.92%           N/A              N/A             29.75%

-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      5/20/91        -6.41%          0.27%             N/A              0.25%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        5/20/91        -9.74%          2.89%             N/A              2.55%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         53.78%           N/A              N/A             23.06%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             5/20/91         8.30%          24.60%            N/A             15.74%

-------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts. There is no information for First American Large Cap Growth Portfolio, First American Technology Portfolio, First American International Portfolio and Hartford Global Health HLS Fund Sub-Accounts, because as of December 31, 1999 the Sub-Accounts had not commenced operations.


NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE
            OF THE SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                     FUND
          SUB-ACCOUNT           INCEPTION DATE     1 YEAR          5 YEAR          10 YEAR     SINCE INCEPTION OF
                                                                                                      FUND
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          3/31/83         9.21%          19.26%          12.57%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              8/31/77        -3.23%          6.34%            6.07%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       4/2/84         35.75%          23.46%          18.28%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS    3/8/94          4.01%          20.55%            N/A             17.61%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        48.51%           N/A              N/A             70.84%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        20.32%           N/A              N/A             24.75%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98         3.40%           N/A              N/A              5.57%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/1/87         19.00%          26.23%          15.98%              N/A

-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         21.63%           N/A              N/A             12.86%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        49.92%           N/A              N/A             34.65%

-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/30/80         3.59%          3.98%            3.80%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        1/1/85          0.26%          6.25%            5.77%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS          8/9/96         63.78%           N/A              N/A             26.99%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             8/31/77        18.30%          26.90%          16.42%              N/A

-------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations;

and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Global Leaders Fund, High Yield Fund, Growth and Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, Mentor VIP Growth Fund, Mercury VI US Large Cap Fund and Merrill Lynch Global Growth Focus Fund) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                             BOND FUND        STOCK FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 449,867,813
    Cost $471,536,987
      Market Value......................    $447,106,524          --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 659,095,163
    Cost $3,107,192,905
      Market Value......................         --         $4,710,808,860
    Hartford Money Market HLS
     Fund, Inc. - Class IA
    Shares 548,422,425
    Cost $548,422,425
      Market Value......................         --               --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 2,366,315,491
    Cost $5,444,912,732
      Market Value......................         --               --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 672,032,314
    Cost $2,550,014,270
      Market Value......................         --               --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 117,880,676
    Cost $127,698,156
      Market Value......................         --               --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 266,744,217
    Cost $736,583,539
      Market Value......................         --               --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 480,127,442
    Cost $614,510,013
      Market Value......................         --               --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 923,635,920
    Cost $1,584,821,109
      Market Value......................         --               --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 196,357,266
    Cost $227,828,642
      Market Value......................         --               --
  Due from Hartford Life and Annuity
   Insurance Company....................         --              1,569,635
  Receivable from fund shares sold......         821,248          --
                                            ------------    --------------
  Total Assets..........................     447,927,772     4,712,378,495
                                            ------------    --------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................         821,442          --
  Payable for fund shares purchased.....         --              1,564,212
                                            ------------    --------------
  Total Liabilities.....................         821,442         1,564,212
                                            ------------    --------------
  Net Assets (variable annuity contract
   liabilities).........................    $447,106,330    $4,710,814,283
                                            ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-2
               -------------------------------------------------

--------------------------------------------------------------------------------

                                            MONEY                             CAPITAL           MORTGAGE
                                         MARKET FUND    ADVISERS FUND    APPRECIATION FUND   SECURITIES FUND     INDEX FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                         ------------   --------------   -----------------   ---------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 449,867,813
    Cost $471,536,987
      Market Value......................     --              --                --                 --                 --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 659,095,163
    Cost $3,107,192,905
      Market Value......................     --              --                --                 --                 --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
    Shares 548,422,425
    Cost $548,422,425
      Market Value...................... $548,422,425        --                --                 --                 --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 2,366,315,491
    Cost $5,444,912,732
      Market Value......................     --         $7,015,590,643         --                 --                 --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 672,032,314
    Cost $2,550,014,270
      Market Value......................     --              --           $4,096,297,700          --                 --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 117,880,676
    Cost $127,698,156
      Market Value......................     --              --                --             $122,536,020           --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 266,744,217
    Cost $736,583,539
      Market Value......................     --              --                --                 --           $1,117,332,843
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 480,127,442
    Cost $614,510,013
      Market Value......................     --              --                --                 --                 --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 923,635,920
    Cost $1,584,821,109
      Market Value......................     --              --                --                 --                 --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 196,357,266
    Cost $227,828,642
      Market Value......................     --              --                --                 --                 --
  Due from Hartford Life and Annuity
   Insurance Company....................   4,024,594         --                --                 --                 --
  Receivable from fund shares sold......     --               954,565          2,647,605            70,893            110,670
                                         ------------   --------------    --------------      ------------     --------------
  Total Assets.......................... 552,447,019    7,016,545,208      4,098,945,305       122,606,913      1,117,443,513
                                         ------------   --------------    --------------      ------------     --------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................     --               950,615          2,404,382            72,076            105,519
  Payable for fund shares purchased.....   4,001,041         --                --                 --                 --
                                         ------------   --------------    --------------      ------------     --------------
  Total Liabilities.....................   4,001,041          950,615          2,404,382            72,076            105,519
                                         ------------   --------------    --------------      ------------     --------------
  Net Assets (variable annuity contract
   liabilities)......................... $548,445,978   $7,015,594,593    $4,096,540,923      $122,534,837     $1,117,337,994
                                         ============   ==============    ==============      ============     ==============

                                            INTERNATIONAL       DIVIDEND AND    INTERNATIONAL
                                          OPPORTUNITIES FUND    GROWTH FUND     ADVISERS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------------   --------------   -------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 449,867,813
    Cost $471,536,987
      Market Value......................        --                   --              --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 659,095,163
    Cost $3,107,192,905
      Market Value......................        --                   --              --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
    Shares 548,422,425
    Cost $548,422,425
      Market Value......................        --                   --              --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 2,366,315,491
    Cost $5,444,912,732
      Market Value......................        --                   --              --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 672,032,314
    Cost $2,550,014,270
      Market Value......................        --                   --              --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 117,880,676
    Cost $127,698,156
      Market Value......................        --                   --              --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 266,744,217
    Cost $736,583,539
      Market Value......................        --                   --              --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 480,127,442
    Cost $614,510,013
      Market Value......................     $900,687,872            --              --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 923,635,920
    Cost $1,584,821,109
      Market Value......................        --             $1,984,734,728        --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 196,357,266
    Cost $227,828,642
      Market Value......................        --                   --         $274,250,426
  Due from Hartford Life and Annuity
   Insurance Company....................        1,056,559            --                1,454
  Receivable from fund shares sold......        --                    765,866        --
                                             ------------      --------------   ------------
  Total Assets..........................      901,744,431       1,985,500,594    274,251,880
                                             ------------      --------------   ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................        --                    763,409        --
  Payable for fund shares purchased.....        1,313,277            --                2,289
                                             ------------      --------------   ------------
  Total Liabilities.....................        1,313,277             763,409          2,289
                                             ------------      --------------   ------------
  Net Assets (variable annuity contract
   liabilities).........................     $900,431,154      $1,984,737,185   $274,249,591
                                             ============      ==============   ============

            -------------------------------------------------  SA-3
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                               SMALL           MIDCAP
                                            COMPANY FUND        FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
ASSETS:
  Investments:
    Hartford Small Company HLS
     Fund, Inc. - Class IA
    Shares 212,076,990
    Cost $280,439,845
      Market Value......................    $463,977,162         --
    Hartford MidCap HLS Fund, Inc. -
     Class IA
    Shares 191,961,289
    Cost $297,691,376
      Market Value......................        --          $394,192,314
    Hartford Global Leaders HLS Fund -
     Class IA
    Shares 61,681,952
    Cost $94,610,676
      Market Value......................        --               --
    Hartford High Yield HLS Fund -
     Class IA
    Shares 24,345,792
    Cost $25,309,628
      Market Value......................        --               --
    Hartford Growth and Income HLS Fund
     - Class IA
    Shares 90,572,348
    Cost $114,627,320
      Market Value......................        --               --
    Mentor VIP Capital Growth
     Fund, Inc.
    Shares 109,628
    Cost $1,371,449
      Market Value......................        --               --
    Mentor VIP Perpetual International
     Fund, Inc.
    Shares 106,262
    Cost $1,460,933
      Market Value......................        --               --
    Mentor VIP Growth Fund, Inc.
    Shares 64,247
    Cost $676,124
      Market Value......................        --               --
    Mercury VI US Large Cap Fund -
     Class A
    Shares 1,173
    Cost $13,731
      Market Value......................        --               --
    Merrill Lynch Global Growth Focus
     Fund - Class A
    Shares 6,455
    Cost $91,458
      Market Value......................        --               --
  Due from Hartford Life and Annuity
   Insurance Company....................        797,344        1,361,926
                                            ------------    ------------
  Total Assets..........................    464,774,506      395,554,240
                                            ------------    ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................        --               --
  Payable for fund shares purchased.....        797,460        1,361,681
                                            ------------    ------------
  Total Liabilities.....................        797,460        1,361,681
                                            ------------    ------------
  Net Assets (variable annuity contract
   liabilities).........................    $463,977,046    $394,192,559
                                            ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-4
               -------------------------------------------------

--------------------------------------------------------------------------------

                                            GLOBAL         HIGH        GROWTH AND    MENTOR VIP CAPITAL   MENTOR VIP PERPETUAL
                                         LEADERS FUND   YIELD FUND    INCOME FUND       GROWTH FUND        INTERNATIONAL FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                         ------------   -----------   ------------   ------------------   --------------------
ASSETS:
  Investments:
    Hartford Small Company HLS
     Fund, Inc. - Class IA
    Shares 212,076,990
    Cost $280,439,845
      Market Value......................     --             --            --               --                   --
    Hartford MidCap HLS Fund, Inc. -
     Class IA
    Shares 191,961,289
    Cost $297,691,376
      Market Value......................     --             --            --               --                   --
    Hartford Global Leaders HLS Fund -
     Class IA
    Shares 61,681,952
    Cost $94,610,676
      Market Value...................... $117,991,405       --            --               --                   --
    Hartford High Yield HLS Fund -
     Class IA
    Shares 24,345,792
    Cost $25,309,628
      Market Value......................     --         $24,464,405       --               --                   --
    Hartford Growth and Income HLS Fund
     - Class IA
    Shares 90,572,348
    Cost $114,627,320
      Market Value......................     --             --        $129,667,086         --                   --
    Mentor VIP Capital Growth
     Fund, Inc.
    Shares 109,628
    Cost $1,371,449
      Market Value......................     --             --            --             $1,580,833             --
    Mentor VIP Perpetual International
     Fund, Inc.
    Shares 106,262
    Cost $1,460,933
      Market Value......................     --             --            --               --                  $2,082,740
    Mentor VIP Growth Fund, Inc.
    Shares 64,247
    Cost $676,124
      Market Value......................     --             --            --               --                   --
    Mercury VI US Large Cap Fund -
     Class A
    Shares 1,173
    Cost $13,731
      Market Value......................     --             --            --               --                   --
    Merrill Lynch Global Growth Focus
     Fund - Class A
    Shares 6,455
    Cost $91,458
      Market Value......................     --             --            --               --                   --
  Due from Hartford Life and Annuity
   Insurance Company....................     429,704        74,858        432,287          --                   --
                                         ------------   -----------   ------------       ----------            ----------
  Total Assets.......................... 118,421,109    24,539,263    130,099,373         1,580,833             2,082,740
                                         ------------   -----------   ------------       ----------            ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................     --             --            --                     68                   104
  Payable for fund shares purchased.....     429,387        74,789        431,728          --                   --
                                         ------------   -----------   ------------       ----------            ----------
  Total Liabilities.....................     429,387        74,789        431,728                68                   104
                                         ------------   -----------   ------------       ----------            ----------
  Net Assets (variable annuity contract
   liabilities)......................... $117,991,722   $24,464,474   $129,667,645       $1,580,765            $2,082,636
                                         ============   ===========   ============       ==========            ==========

                                                                         MERRILL LYNCH
                                          MENTOR VIP    MERCURY VI US    GLOBAL GROWTH
                                          GROWTH FUND   LARGE CAP FUND    FOCUS FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                          -----------   --------------   -------------
ASSETS:
  Investments:
    Hartford Small Company HLS
     Fund, Inc. - Class IA
    Shares 212,076,990
    Cost $280,439,845
      Market Value......................     --             --               --
    Hartford MidCap HLS Fund, Inc. -
     Class IA
    Shares 191,961,289
    Cost $297,691,376
      Market Value......................     --             --               --
    Hartford Global Leaders HLS Fund -
     Class IA
    Shares 61,681,952
    Cost $94,610,676
      Market Value......................     --             --               --
    Hartford High Yield HLS Fund -
     Class IA
    Shares 24,345,792
    Cost $25,309,628
      Market Value......................     --             --               --
    Hartford Growth and Income HLS Fund
     - Class IA
    Shares 90,572,348
    Cost $114,627,320
      Market Value......................     --             --               --
    Mentor VIP Capital Growth
     Fund, Inc.
    Shares 109,628
    Cost $1,371,449
      Market Value......................     --             --               --
    Mentor VIP Perpetual International
     Fund, Inc.
    Shares 106,262
    Cost $1,460,933
      Market Value......................     --             --               --
    Mentor VIP Growth Fund, Inc.
    Shares 64,247
    Cost $676,124
      Market Value......................   $891,105
    Mercury VI US Large Cap Fund -
     Class A
    Shares 1,173
    Cost $13,731
      Market Value......................     --            $14,105
    Merrill Lynch Global Growth Focus
     Fund - Class A
    Shares 6,455
    Cost $91,458
      Market Value......................     --             --              $95,403
  Due from Hartford Life and Annuity
   Insurance Company....................     --             --               --
                                           --------        -------          -------
  Total Assets..........................    891,105         14,105           95,403
                                           --------        -------          -------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................         35         --               --
  Payable for fund shares purchased.....     --             --               --
                                           --------        -------          -------
  Total Liabilities.....................         35         --               --
                                           --------        -------          -------
  Net Assets (variable annuity contract
   liabilities).........................   $891,070        $14,105          $95,403
                                           ========        =======          =======

            -------------------------------------------------  SA-5
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                    UNITS
                                                                  OWNED BY         UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE         LIABILITY
                                                                -------------    ---------    ---------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account.....................................           26,834    $0.994578    $        26,688
  Bond Fund Sub-Account.....................................        1,184,617     2.182434          2,585,349
  Bond Fund Sub-Account.....................................              465     1.007093                469
  Bond Fund Sub-Account.....................................            2,499     1.007410              2,518
  Bond Fund Sub-Account.....................................       11,256,103     0.994947         11,199,226
  Bond Fund Sub-Account.....................................      197,574,642     2.184598        431,621,166
  Stock Fund Sub-Account....................................          210,327     1.222948            257,219
  Stock Fund Sub-Account....................................        5,858,621     7.168535         41,997,729
  Stock Fund Sub-Account....................................           74,387     1.136485             84,539
  Stock Fund Sub-Account....................................        1,647,138     1.136847          1,872,544
  Stock Fund Sub-Account....................................       53,638,914     1.223394         65,621,525
  Stock Fund Sub-Account....................................      638,407,205     7.175612      4,580,962,400
  Money Market Fund Sub-Account.............................           35,300     1.049997             37,065
  Money Market Fund Sub-Account.............................          917,155     1.775591          1,628,493
  Money Market Fund Sub-Account.............................                0     1.009271                  0
  Money Market Fund Sub-Account.............................              522     1.009591                527
  Money Market Fund Sub-Account.............................       60,490,202     1.050377         63,537,517
  Money Market Fund Sub-Account.............................      270,072,357     1.777341        480,010,674
  Advisers Fund Sub-Account.................................          342,934     1.127468            386,647
  Advisers Fund Sub-Account.................................        7,318,141     4.798347         35,114,981
  Advisers Fund Sub-Account.................................           57,191     1.083555             61,970
  Advisers Fund Sub-Account.................................        1,601,663     1.083900          1,736,043
  Advisers Fund Sub-Account.................................       99,547,381     1.127880        112,277,500
  Advisers Fund Sub-Account.................................    1,425,393,462     4.803097      6,846,303,062
  Capital Appreciation Fund Sub-Account.....................          297,634     1.334003            397,044
  Capital Appreciation Fund Sub-Account.....................        2,064,035     7.494011         15,467,902
  Capital Appreciation Fund Sub-Account.....................           62,274     1.235938             76,966
  Capital Appreciation Fund Sub-Account.....................          775,935     1.236331            959,313
  Capital Appreciation Fund Sub-Account.....................       27,329,043     1.334491         36,470,362
  Capital Appreciation Fund Sub-Account.....................      537,835,362     7.501418      4,034,527,863
  Mortgage Securities Fund Sub-Account......................                0     1.022060                  0
  Mortgage Securities Fund Sub-Account......................          269,500     2.214471            596,801
  Mortgage Securities Fund Sub-Account......................                0     1.006743                  0
  Mortgage Securities Fund Sub-Account......................            2,763     1.007064              2,783
  Mortgage Securities Fund Sub-Account......................        5,585,485     1.022434          5,710,790
  Mortgage Securities Fund Sub-Account......................       52,197,499     2.216665        115,704,370
  Index Fund Sub-Account....................................           83,406     1.239923            103,417
  Index Fund Sub-Account....................................        1,310,125     5.602011          7,339,336
  Index Fund Sub-Account....................................            1,381     1.144312              1,580
  Index Fund Sub-Account....................................          334,670     1.144675            383,089
  Index Fund Sub-Account....................................       27,071,357     1.240377         33,578,689
  Index Fund Sub-Account....................................      191,224,666     5.607574      1,072,306,463
  International Opportunities Fund Sub-Account..............           58,213     1.273000             74,106
  International Opportunities Fund Sub-Account..............          970,042     2.264582          2,196,739
  International Opportunities Fund Sub-Account..............              500     1.199943                600

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-6
               -------------------------------------------------

--------------------------------------------------------------------------------

                                                                    UNITS
                                                                  OWNED BY         UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE         LIABILITY
                                                                -------------    ---------    ---------------
  GROUP SUB-ACCOUNTS -- (CONTINUED)
  International Opportunities Fund Sub-Account..............           88,714    $1.200325    $       106,485
  International Opportunities Fund Sub-Account..............        5,998,131     1.273461          7,638,386
  International Opportunities Fund Sub-Account..............      391,870,958     2.266827        888,303,667
  Dividend and Growth Fund Sub-Account......................          102,974     1.045671            107,677
  Dividend and Growth Fund Sub-Account......................        2,452,827     2.567396          6,297,378
  Dividend and Growth Fund Sub-Account......................            3,271     1.064013              3,480
  Dividend and Growth Fund Sub-Account......................          227,845     1.064354            242,507
  Dividend and Growth Fund Sub-Account......................       19,290,169     1.046052         20,178,520
  Dividend and Growth Fund Sub-Account......................      760,046,046     2.569946      1,953,277,297
  International Advisers Fund Sub-Account...................           15,134     1.178048             17,829
  International Advisers Fund Sub-Account...................          953,594     1.793926          1,710,677
  International Advisers Fund Sub-Account...................            1,202     1.121881              1,348
  International Advisers Fund Sub-Account...................           22,473     1.122237             25,220
  International Advisers Fund Sub-Account...................        3,025,244     1.178481          3,565,193
  International Advisers Fund Sub-Account...................      149,494,531     1.795704        268,447,928
  Small Company Fund Sub-Account............................           42,607     1.592576             67,856
  Small Company Fund Sub-Account............................        1,735,342     2.248401          3,901,745
  Small Company Fund Sub-Account............................              258     1.364431                352
  Small Company Fund Sub-Account............................          150,069     1.364863            204,823
  Small Company Fund Sub-Account............................      198,856,386     2.250630        447,552,149
  Small Company Fund Sub-Account............................        6,084,767     1.593152          9,693,959
  MidCap Fund Sub-Account...................................           69,564     1.520083            105,743
  MidCap Fund Sub-Account...................................        3,184,542     2.053534          6,539,565
  MidCap Fund Sub-Account...................................            3,815     1.292197              4,930
  MidCap Fund Sub-Account...................................          249,883     1.292607            323,000
  MidCap Fund Sub-Account...................................        8,978,236     1.520630         13,652,575
  MidCap Fund Sub-Account...................................      181,141,994     2.055574        372,350,771
  Global Leaders Fund Sub-Account...........................        3,764,460     1.946293          7,326,743
  Global Leaders Fund Sub-Account...........................           60,499     1.945587            117,706
  Global Leaders Fund Sub-Account...........................        1,465,474     1.950512          2,858,424
  Global Leaders Fund Sub-Account...........................            3,636     1.293486              4,703
  Global Leaders Fund Sub-Account...........................          300,137     1.293896            388,346
  Global Leaders Fund Sub-Account...........................       54,890,185     1.952453        107,170,506
  High Yield Fund Sub-Account...............................        2,071,284     1.066776          2,209,596
  High Yield Fund Sub-Account...............................            1,731     1.066388              1,845
  High Yield Fund Sub-Account...............................          481,332     1.069043            514,565
  High Yield Fund Sub-Account...............................                0     1.019709                  0
  High Yield Fund Sub-Account...............................            6,836     1.020038              6,973
  High Yield Fund Sub-Account...............................       20,234,594     1.070110         21,653,242
  Growth and Income Fund Sub-Account........................          129,575     1.308008            169,485
  Growth and Income Fund Sub-Account........................        3,576,088     1.420460          5,079,689
  Growth and Income Fund Sub-Account........................           37,993     1.158303             44,008
  Growth and Income Fund Sub-Account........................          246,069     1.158668            285,112
  Growth and Income Fund Sub-Account........................        8,930,138     1.308485         11,684,951
  Growth and Income Fund Sub-Account........................       78,909,139     1.421882        112,199,485
  Mentor VIP Capital Growth Fund Sub-Account................            8,587     1.129778              9,701
  Mentor VIP Capital Growth Fund Sub-Account................        1,389,225     1.130892          1,571,064

            -------------------------------------------------  SA-7
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                    UNITS
                                                                  OWNED BY         UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE         LIABILITY
                                                                -------------    ---------    ---------------
Mentor VIP Perpetual International Fund Sub-Account.........            8,183    $1.531949    $        12,536
Mentor VIP Perpetual International Fund Sub-Account.........        1,349,950     1.533464          2,070,100
Mentor VIP Growth Fund Sub-Account..........................           12,522     1.085030             13,586
Mentor VIP Growth Fund Sub-Account..........................          805,875     1.086100            875,260
Mercury VI US Large Cap Fund Sub-Account....................            2,255     1.104998              2,491
Mercury VI US Large Cap Fund Sub-Account....................           10,508     1.105269             11,614
Merrill Lynch Global Growth Focus Fund Sub-Account..........           46,526     1.248875             58,105
Merrill Lynch Global Growth Focus Fund Sub-Account..........           29,858     1.249180             37,298
                                                                                              ---------------
  SUB-TOTAL.................................................                                   22,283,922,258
                                                                                              ---------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account.....................................          764,861     2.184598          1,670,914
  Stock Fund Sub-Account....................................        2,789,773     7.175612         20,018,327
  Money Market Fund Sub-Account.............................        1,818,279     1.777341          3,231,702
  Advisers Fund Sub-Account.................................        4,104,516     4.803097         19,714,390
  Capital Appreciation Fund Sub-Account.....................        1,151,979     7.501418          8,641,473
  Mortgage Securities Fund Sub-Account......................          234,629     2.216665            520,093
  Index Fund Sub-Account....................................          646,522     5.607574          3,625,420
  International Opportunities Fund Sub-Account..............          931,333     2.266827          2,111,171
  Dividend and Growth Fund Sub-Account......................        1,801,721     2.569946          4,630,326
  International Advisers Fund Sub-Account...................          268,082     1.795704            481,396
  Small Company Fund Sub-Account............................        1,135,754     2.250630          2,556,162
  MidCap Fund Sub-Account...................................          591,550     2.055574          1,215,975
  Global Leaders Fund Sub-Account...........................           64,172     1.952453            125,294
  High Yield Fund Sub-Account...............................           73,126     1.070110             78,253
  Growth & Income Fund Sub-Account..........................          144,116     1.421882            204,915
  Mentor VIP Growth Fund Sub-Account........................            2,048     1.086100              2,224
                                                                                              ---------------
  SUB-TOTAL.................................................                                       68,828,035
                                                                                              ---------------
GRAND TOTAL.................................................                                  $22,352,750,293
                                                                                              ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-8
               -------------------------------------------------

                      [This Page Intentionally Left Blank]

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                             BOND FUND       STOCK FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
INVESTMENT INCOME:
  Dividends.............................    $ 24,593,727    $ 32,121,491
EXPENSES:
  Mortality and expense undertakings....      (5,518,904)    (50,004,645)
                                            ------------    ------------
    Net investment income (loss)........      19,074,823     (17,883,154)
                                            ------------    ------------
CAPITAL GAINS INCOME....................       2,910,226     297,745,384
                                            ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................          58,228         170,224
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (36,187,007)    402,196,558
                                            ------------    ------------
    Net (loss) gain on investments......     (36,128,779)    402,366,782
                                            ------------    ------------
    Net (decrease) increase in net
     assets resulting from operations...    $(14,143,730)   $682,229,012
                                            ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-10
               -------------------------------------------------

--------------------------------------------------------------------------------

                                            MONEY                           CAPITAL           MORTGAGE
                                         MARKET FUND   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                         -----------   -------------   -----------------   ---------------   ------------
INVESTMENT INCOME:
  Dividends............................. $21,324,529   $146,368,182     $   12,342,082       $ 6,851,063     $ 10,341,697
EXPENSES:
  Mortality and expense undertakings....  (5,620,086)   (79,151,221)       (40,991,208)       (1,515,206)     (11,624,230)
                                         -----------   ------------     --------------       -----------     ------------
    Net investment income (loss)........  15,704,443     67,216,961        (28,649,126)        5,335,857       (1,282,533)
                                         -----------   ------------     --------------       -----------     ------------
CAPITAL GAINS INCOME....................       8,648    473,055,258        188,426,299          --             13,517,068
                                         -----------   ------------     --------------       -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................     --              78,597           (457,576)          (16,786)          53,550
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     --          22,727,549        892,664,508        (5,088,216)     153,057,340
                                         -----------   ------------     --------------       -----------     ------------
    Net (loss) gain on investments......     --          22,806,146        892,206,932        (5,105,002)     153,110,890
                                         -----------   ------------     --------------       -----------     ------------
    Net (decrease) increase in net
     assets resulting from operations... $15,713,091   $563,078,365     $1,051,984,105       $   230,855     $165,345,425
                                         ===========   ============     ==============       ===========     ============

                                            INTERNATIONAL      DIVIDEND AND   INTERNATIONAL
                                          OPPORTUNITIES FUND   GROWTH FUND    ADVISERS FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                          ------------------   ------------   -------------
INVESTMENT INCOME:
  Dividends.............................     $  8,691,519      $31,884,385     $ 4,847,238
EXPENSES:
  Mortality and expense undertakings....       (9,068,100)     (24,246,739)     (2,826,348)
                                             ------------      -----------     -----------
    Net investment income (loss)........         (376,581)       7,637,646       2,020,890
                                             ------------      -----------     -----------
CAPITAL GAINS INCOME....................        --              73,317,212         --
                                             ------------      -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................        6,651,839         (442,117)         39,305
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      245,333,665       (4,845,420)     44,681,650
                                             ------------      -----------     -----------
    Net (loss) gain on investments......      251,985,504       (5,287,537)     44,720,955
                                             ------------      -----------     -----------
    Net (decrease) increase in net
     assets resulting from operations...     $251,608,923      $75,667,321     $46,741,845
                                             ============      ===========     ===========

            ------------------------------------------------- SA-11
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                               SMALL          MIDCAP
                                            COMPANY FUND       FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    -----------
INVESTMENT INCOME:
  Dividends.............................    $    --         $   --
EXPENSES:
  Mortality and expense undertakings....      (3,422,328)    (2,370,115)
                                            ------------    -----------
    Net investment (loss) income........      (3,422,328)    (2,370,115)
                                            ------------    -----------
CAPITAL GAINS INCOME....................         617,854     16,614,969
                                            ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................         674,034            (76)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     163,127,296     82,609,085
                                            ------------    -----------
    Net gain (loss) on investments......     163,801,330     82,609,009
                                            ------------    -----------
    Net increase in net assets resulting
     from operations....................    $160,996,856    $96,853,863
                                            ============    ===========

  *  From inception, May 11, 1999 to December 31, 1999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-12
               -------------------------------------------------

--------------------------------------------------------------------------------

                                                                                      MENTOR VIP         MENTOR VIP
                                            GLOBAL         HIGH       GROWTH AND    CAPITAL GROWTH       PERPETUAL
                                         LEADERS FUND   YIELD FUND    INCOME FUND        FUND        INTERNATIONAL FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                                         ------------   -----------   -----------   --------------   ------------------
INVESTMENT INCOME:
  Dividends............................. $   150,490    $1,359,521    $   347,049      $  2,097           $--
EXPENSES:
  Mortality and expense undertakings....    (440,649)     (195,616)      (683,916)      (19,998)           (20,341)
                                         -----------    ----------    -----------      --------           --------
    Net investment (loss) income........    (290,159)    1,163,905       (336,867)      (17,901)           (20,341)
                                         -----------    ----------    -----------      --------           --------
CAPITAL GAINS INCOME....................     539,412         2,165        799,084         2,428              1,053
                                         -----------    ----------    -----------      --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................      12,511        (9,962)        (7,190)        9,551              7,458
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................  23,328,310      (859,225)    13,132,965        91,216            574,300
                                         -----------    ----------    -----------      --------           --------
    Net gain (loss) on investments......  23,340,821      (869,187)    13,125,775       100,767            581,758
                                         -----------    ----------    -----------      --------           --------
    Net increase in net assets resulting
     from operations.................... $23,590,074    $  296,883    $13,587,992      $ 85,294           $562,470
                                         ===========    ==========    ===========      ========           ========

                                          MENTOR VIP                     MERRILL LYNCH
                                            GROWTH      MERCURY VI US    GLOBAL GROWTH
                                             FUND       LARGE CAP FUND    FOCUS FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*
                                          -----------   --------------   -------------
INVESTMENT INCOME:
  Dividends.............................   $  1,072          $ 27           $  576
EXPENSES:
  Mortality and expense undertakings....     (9,090)           (8)             (45)
                                           --------          ----           ------
    Net investment (loss) income........     (8,018)           19              531
                                           --------          ----           ------
CAPITAL GAINS INCOME....................     --                21              563
                                           --------          ----           ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................     (7,232)       --               --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    158,548           376            3,949
                                           --------          ----           ------
    Net gain (loss) on investments......    151,316           376            3,949
                                           --------          ----           ------
    Net increase in net assets resulting
     from operations....................   $143,298          $416           $5,043
                                           ========          ====           ======

  *  From inception, May 11, 1999 to December 31, 1999

            ------------------------------------------------- SA-13
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                             BOND FUND        STOCK FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 19,074,823    $  (17,883,154)
  Capital gains income..................       2,910,226       297,745,384
  Net realized gain (loss) on security
   transactions.........................          58,228           170,224
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (36,187,007)      402,196,558
                                            ------------    --------------
  Net (decrease) increase in net assets
   resulting from operations............     (14,143,730)      682,229,012
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      40,898,140       423,849,947
  Net transfers.........................      40,556,582       426,490,471
  Surrenders for benefit payments and
   fees.................................     (31,895,263)     (201,860,525)
  Net annuity transactions..............         434,093         7,775,030
                                            ------------    --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      49,993,552       656,254,923
                                            ------------    --------------
  Net increase in net assets............      35,849,822     1,338,483,935
NET ASSETS:
  Beginning of period...................     411,256,508     3,372,330,348
                                            ------------    --------------
  End of period.........................    $447,106,330    $4,710,814,283
                                            ============    ==============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                             BOND FUND        STOCK FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 15,464,795    $   (7,691,830)
  Capital gains income..................         --             76,061,613
  Net realized (loss) gain on security
   transactions.........................          (5,587)       (1,418,674)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       5,072,560       663,245,884
                                            ------------    --------------
  Net increase in net assets resulting
   from operations......................      20,531,768       730,196,993
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      58,804,116       385,880,357
  Net transfers.........................     123,611,549       325,699,308
  Surrenders for benefit payments and
   fees.................................     (20,698,247)     (105,089,407)
  Net annuity transactions..............         632,000         6,055,572
                                            ------------    --------------
  Net increase in net assets resulting
   from unit transactions...............     162,349,418       612,545,830
                                            ------------    --------------
  Net increase in net assets............     182,881,186     1,342,742,823
NET ASSETS:
  Beginning of period...................     228,375,322     2,029,587,525
                                            ------------    --------------
  End of period.........................    $411,256,508    $3,372,330,348
                                            ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-14
               -------------------------------------------------

--------------------------------------------------------------------------------

                                            MONEY                             CAPITAL           MORTGAGE
                                         MARKET FUND    ADVISERS FUND    APPRECIATION FUND   SECURITIES FUND     INDEX FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                         ------------   --------------   -----------------   ---------------   --------------
OPERATIONS:
  Net investment income (loss).......... $ 15,704,443   $   67,216,961    $  (28,649,126)     $  5,335,857     $   (1,282,533)
  Capital gains income..................        8,648      473,055,258       188,426,299          --               13,517,068
  Net realized gain (loss) on security
   transactions.........................      --                78,597          (457,576)          (16,786)            53,550
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      --            22,727,549       892,664,508        (5,088,216)       153,057,340
                                         ------------   --------------    --------------      ------------     --------------
  Net (decrease) increase in net assets
   resulting from operations............   15,713,091      563,078,365     1,051,984,105           230,855        165,345,425
                                         ------------   --------------    --------------      ------------     --------------
UNIT TRANSACTIONS:
  Purchases.............................  121,514,425      553,278,445       204,353,783        10,455,451        117,361,306
  Net transfers.........................  199,660,729      726,127,643       142,107,778        13,740,703        116,603,220
  Surrenders for benefit payments and
   fees................................. (136,368,048)    (395,371,857)     (170,334,783)      (11,130,292)       (45,795,636)
  Net annuity transactions..............    2,186,026        8,508,756         1,937,989           283,866          1,387,602
                                         ------------   --------------    --------------      ------------     --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  186,993,132      892,542,987       178,064,767        13,349,728        189,556,492
                                         ------------   --------------    --------------      ------------     --------------
  Net increase in net assets............  202,706,223    1,455,621,352     1,230,048,872        13,580,583        354,901,917
NET ASSETS:
  Beginning of period...................  345,739,755    5,559,973,241     2,866,492,051       108,954,254        762,436,077
                                         ------------   --------------    --------------      ------------     --------------
  End of period......................... $548,445,978   $7,015,594,593    $4,096,540,923      $122,534,837     $1,117,337,994
                                         ============   ==============    ==============      ============     ==============

                                            INTERNATIONAL       DIVIDEND AND    INTERNATIONAL
                                          OPPORTUNITIES FUND    GROWTH FUND     ADVISERS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------------   --------------   -------------
OPERATIONS:
  Net investment income (loss)..........     $   (376,581)     $    7,637,646   $  2,020,890
  Capital gains income..................        --                 73,317,212        --
  Net realized gain (loss) on security
   transactions.........................        6,651,839            (442,117)        39,305
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      245,333,665          (4,845,420)    44,681,650
                                             ------------      --------------   ------------
  Net (decrease) increase in net assets
   resulting from operations............      251,608,923          75,667,321     46,741,845
                                             ------------      --------------   ------------
UNIT TRANSACTIONS:
  Purchases.............................       28,399,437         122,792,647     18,919,242
  Net transfers.........................       (2,401,768)         54,502,249     17,826,840
  Surrenders for benefit payments and
   fees.................................      (36,408,990)        (94,489,028)   (10,676,542)
  Net annuity transactions..............          782,800           1,856,944        281,999
                                             ------------      --------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       (9,628,521)         84,662,812     26,351,539
                                             ------------      --------------   ------------
  Net increase in net assets............      241,980,402         160,330,133     73,093,384
NET ASSETS:
  Beginning of period...................      658,450,752       1,824,407,052    201,156,207
                                             ------------      --------------   ------------
  End of period.........................     $900,431,154      $1,984,737,185   $274,249,591
                                             ============      ==============   ============

                                            MONEY                             CAPITAL           MORTGAGE
                                         MARKET FUND    ADVISERS FUND    APPRECIATION FUND   SECURITIES FUND     INDEX FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                         ------------   --------------   -----------------   ---------------   --------------
OPERATIONS:
  Net investment income (loss).......... $  9,775,262   $   53,393,050    $  (16,365,803)     $  5,495,664     $   (1,160,481)
  Capital gains income..................      --           130,454,479       150,932,848          --               11,566,682
  Net realized (loss) gain on security
   transactions.........................      --              (287,760)       (3,541,507)            1,531           (301,028)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      --           750,363,179       201,102,863          (691,300)       129,513,479
                                         ------------   --------------    --------------      ------------     --------------
  Net increase in net assets resulting
   from operations......................    9,775,262      933,922,948       332,128,401         4,805,895        139,618,652
                                         ------------   --------------    --------------      ------------     --------------
UNIT TRANSACTIONS:
  Purchases.............................   75,815,780      600,914,213       285,756,586         9,674,424        107,850,968
  Net transfers.........................  120,297,377      671,280,081       116,427,127        20,420,247         98,345,205
  Surrenders for benefit payments and
   fees.................................  (60,700,173)    (226,423,137)     (108,713,408)       (6,506,845)       (22,295,418)
  Net annuity transactions..............      717,935        4,552,594         2,969,562           225,614          1,399,655
                                         ------------   --------------    --------------      ------------     --------------
  Net increase in net assets resulting
   from unit transactions...............  136,130,919    1,050,323,751       296,439,867        23,813,440        185,300,410
                                         ------------   --------------    --------------      ------------     --------------
  Net increase in net assets............  145,906,181    1,984,246,699       628,568,268        28,619,335        324,919,062
NET ASSETS:
  Beginning of period...................  199,833,574    3,575,726,542     2,237,923,783        80,334,919        437,517,015
                                         ------------   --------------    --------------      ------------     --------------
  End of period......................... $345,739,755   $5,559,973,241    $2,866,492,051      $108,954,254     $  762,436,077
                                         ============   ==============    ==============      ============     ==============

                                            INTERNATIONAL       DIVIDEND AND    INTERNATIONAL
                                          OPPORTUNITIES FUND    GROWTH FUND     ADVISERS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)..........     $    668,487      $    9,816,261   $  14,628,419
  Capital gains income..................       39,050,857          44,842,140       4,004,303
  Net realized (loss) gain on security
   transactions.........................       (1,485,356)           (541,832)         13,013
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       27,913,220         151,447,604        (335,247)
                                             ------------      --------------   -------------
  Net increase in net assets resulting
   from operations......................       66,147,208         205,564,173      18,310,488
                                             ------------      --------------   -------------
UNIT TRANSACTIONS:
  Purchases.............................       39,589,829         264,852,722      23,124,347
  Net transfers.........................       (4,225,169)        249,782,849      22,048,417
  Surrenders for benefit payments and
   fees.................................      (26,163,417)        (61,426,410)     (7,181,403)
  Net annuity transactions..............          434,251           2,178,448          67,952
                                             ------------      --------------   -------------
  Net increase in net assets resulting
   from unit transactions...............        9,635,494         455,387,609      38,059,313
                                             ------------      --------------   -------------
  Net increase in net assets............       75,782,702         660,951,782      56,369,801
NET ASSETS:
  Beginning of period...................      582,668,050       1,163,455,270     144,786,406
                                             ------------      --------------   -------------
  End of period.........................     $658,450,752      $1,824,407,052   $ 201,156,207
                                             ============      ==============   =============

            ------------------------------------------------- SA-15
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                               SMALL           MIDCAP
                                            COMPANY FUND        FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
OPERATIONS:
  Net investment (loss) income..........    $(3,422,328)    $ (2,370,115)
  Capital gains income..................        617,854       16,614,969
  Net realized gain (loss) on security
   transactions.........................        674,034              (76)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    163,127,296       82,609,085
                                            ------------    ------------
  Net increase in net assets resulting
   from operations......................    160,996,856       96,853,863
                                            ------------    ------------
UNIT TRANSACTIONS:
Purchases...............................     31,132,986       54,146,905
Net transfers...........................     67,507,616      159,587,148
Surrenders for benefit payments and
 fees...................................    (12,711,095)      (8,059,665)
Net annuity transactions................      1,448,874          819,581
                                            ------------    ------------
Net increase in net assets resulting
 from unit transactions.................     87,378,381      206,493,969
                                            ------------    ------------
Net increase in net assets..............    248,375,237     $303,347,832
NET ASSETS:
  Beginning of period...................    215,601,809       90,844,727
                                            ------------    ------------
  End of period.........................    $463,977,046    $394,192,559
                                            ============    ============

***  From inception, May 11, 1999 to December 31, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                               SMALL           MIDCAP
                                            COMPANY FUND        FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
OPERATIONS:
  Net investment (loss) income..........    $(2,126,815)    $   (602,824)
  Capital gains income..................      2,433,792          --
  Net realized (loss) gain on security
   transactions.........................        (74,920)          (2,834)
  Net unrealized appreciation of
   investments during the period........     17,782,782       13,252,169
                                            ------------    ------------
  Net increase in net assets resulting
   from operations......................     18,014,839       12,646,511
                                            ------------    ------------
UNIT TRANSACTIONS:
Purchases...............................     37,657,549       28,291,639
Net transfers...........................     31,192,792       36,483,561
Surrenders for benefit payments and
 fees...................................     (6,343,764)      (1,424,845)
Net annuity transactions................        298,211          109,553
                                            ------------    ------------
Net increase in net assets resulting
 from unit transactions.................     62,804,788       63,459,908
                                            ------------    ------------
Net increase in net assets..............     80,819,627       76,106,419
NET ASSETS:
  Beginning of period...................    134,782,182       14,738,308
                                            ------------    ------------
  End of period.........................    $215,601,809    $ 90,844,727
                                            ============    ============

  *  From inception, June 1, 1998 to December 31, 1998
 **  From inception, September 30, 1998 to December 31, 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-16
               -------------------------------------------------

--------------------------------------------------------------------------------

                                                                                       MENTOR VIP     MENTOR VIP PERPETUAL
                                            GLOBAL         HIGH        GROWTH AND    CAPITAL GROWTH      INTERNATIONAL
                                         LEADERS FUND   YIELD FUND    INCOME FUND         FUND                FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                         ------------   -----------   ------------   --------------   --------------------
OPERATIONS:
  Net investment (loss) income.......... $   (290,159)  $ 1,163,905   $   (336,867)    $  (17,901)         $  (20,341)
  Capital gains income..................      539,412         2,165        799,084          2,428               1,053
  Net realized gain (loss) on security
   transactions.........................       12,511        (9,962)        (7,190)         9,551               7,458
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................   23,328,310      (859,225)    13,132,965         91,216             574,300
                                         ------------   -----------   ------------     ----------          ----------
  Net increase in net assets resulting
   from operations......................   23,590,074       296,883     13,587,992         85,294             562,470
                                         ------------   -----------   ------------     ----------          ----------
UNIT TRANSACTIONS:
Purchases...............................   21,579,201     7,629,629     32,753,873         46,506              94,565
Net transfers...........................   72,852,417    15,016,945     70,693,683        177,612             568,196
Surrenders for benefit payments and
 fees...................................   (1,320,605)     (979,313)    (2,805,059)      (199,015)           (155,582)
Net annuity transactions................       90,872        76,676        192,208        --                --
                                         ------------   -----------   ------------     ----------          ----------
Net increase in net assets resulting
 from unit transactions.................   93,201,885    21,743,937    100,834,705         25,103             507,179
                                         ------------   -----------   ------------     ----------          ----------
Net increase in net assets..............  116,791,959    22,040,820    114,422,697        110,397           1,069,649
NET ASSETS:
  Beginning of period...................    1,199,763     2,423,654     15,244,948      1,470,368           1,012,987
                                         ------------   -----------   ------------     ----------          ----------
  End of period......................... $117,991,722   $24,464,474   $129,667,645     $1,580,765          $2,082,636
                                         ============   ===========   ============     ==========          ==========

                                                                         MERRILL LYNCH
                                          MENTOR VIP    MERCURY VI US    GLOBAL GROWTH
                                          GROWTH FUND   LARGE CAP FUND     FOCUS FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT***   SUB-ACCOUNT***
                                          -----------   --------------   --------------
OPERATIONS:
  Net investment (loss) income..........   $ (8,018)       $    19          $   531
  Capital gains income..................     --                 21              563
  Net realized gain (loss) on security
   transactions.........................     (7,232)        --               --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    158,548            376            3,949
                                           --------        -------          -------
  Net increase in net assets resulting
   from operations......................    143,298            416            5,043
                                           --------        -------          -------
UNIT TRANSACTIONS:
Purchases...............................     19,924          2,499           82,968
Net transfers...........................    179,242         11,190            7,393
Surrenders for benefit payments and
 fees...................................    (44,998)        --                   (1)
Net annuity transactions................      1,932         --               --
                                           --------        -------          -------
Net increase in net assets resulting
 from unit transactions.................    156,100         13,689           90,360
                                           --------        -------          -------
Net increase in net assets..............    299,398         14,105           95,403
NET ASSETS:
  Beginning of period...................    591,672         --               --
                                           --------        -------          -------
  End of period.........................   $891,070        $14,105          $95,403
                                           ========        =======          =======

                                            GLOBAL           HIGH         GROWTH AND      MENTOR VIP     MENTOR VIP PERPETUAL
                                         LEADERS FUND     YIELD FUND     INCOME FUND    CAPITAL GROWTH      INTERNATIONAL
                                         SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT*    SUB-ACCOUNT         SUB-ACCOUNT
                                         -------------   -------------   ------------   --------------   --------------------
OPERATIONS:
  Net investment (loss) income.......... $        128     $    39,679    $     13,479     $   (3,951)         $   (3,170)
  Capital gains income..................       29,044         --              --             --                --
  Net realized (loss) gain on security
   transactions.........................       (3,023)         (1,553)            140             55                  38
  Net unrealized appreciation of
   investments during the period........       52,419          14,002       1,906,801        118,168              47,507
                                         ------------     -----------    ------------     ----------          ----------
  Net increase in net assets resulting
   from operations......................       78,568          52,128       1,920,420        114,272              44,375
                                         ------------     -----------    ------------     ----------          ----------
UNIT TRANSACTIONS:
Purchases...............................      463,522         815,158       5,482,553         92,146              38,705
Net transfers...........................      657,728       1,561,354       7,951,308      1,266,689             937,906
Surrenders for benefit payments and
 fees...................................          (55)         (4,986)       (109,333)        (2,739)             (7,999)
Net annuity transactions................      --              --              --             --                --
                                         ------------     -----------    ------------     ----------          ----------
Net increase in net assets resulting
 from unit transactions.................    1,121,195       2,371,526      13,324,528      1,356,096             968,612
                                         ------------     -----------    ------------     ----------          ----------
Net increase in net assets..............    1,199,763       2,423,654      15,244,948      1,470,368           1,012,987
NET ASSETS:
  Beginning of period...................      --              --              --             --                --
                                         ------------     -----------    ------------     ----------          ----------
  End of period......................... $  1,199,763     $ 2,423,654    $ 15,244,948     $1,470,368          $1,012,987
                                         ============     ===========    ============     ==========          ==========

                                          MENTOR VIP
                                            GROWTH
                                          SUB-ACCOUNT
                                          -----------
OPERATIONS:
  Net investment (loss) income..........   $ (2,316)
  Capital gains income..................     --
  Net realized (loss) gain on security
   transactions.........................          2
  Net unrealized appreciation of
   investments during the period........     56,433
                                           --------
  Net increase in net assets resulting
   from operations......................     54,119
                                           --------
UNIT TRANSACTIONS:
Purchases...............................     39,810
Net transfers...........................    497,486
Surrenders for benefit payments and
 fees...................................        257
Net annuity transactions................     --
                                           --------
Net increase in net assets resulting
 from unit transactions.................    537,553
                                           --------
Net increase in net assets..............    591,672
NET ASSETS:
  Beginning of period...................     --
                                           --------
  End of period.........................   $591,672
                                           ========

  *  From inception, June 1, 1998 to December 31, 1998
 **  From inception, September 30, 1998 to December 31, 1998

            ------------------------------------------------- SA-17
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on a monthly basis, as decribed below:

   a) MORTALITY AND EXPENSE RISK CHARGE--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-18 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizes the establishment of the Separate Account.(1)

           (2) Not applicable.

           (3) (a)    Principal Underwriter Agreement.(2)

           (3) (b)    Form of Dealer Agreement.(2)

           (4) Form of Individual Flexible Premium Variable Annuity Contract.(4)

           (5) Form of Application.(4)

           (6) (a)    Certificate of Incorporation of Hartford.(3)

           (6) (b)    Bylaws of Hartford.(1)

           (7) Not applicable.

           (8)  Not applicable.

           (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

           (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

           (11) No financial statements are omitted.

           (12) Not applicable.

           (13) Not applicable.

           (14) Not applicable.

           (15) Copy of Power of Attorney.

           (16) Organizational Chart.

------------------------------
         1 Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

         2 Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

         3 Incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 33-73568, filed June 1, 1998.

         4 Incorporated by reference to the initial filing to the Registration Statement File No. 333-69487, filed on December 22, 1998.


Item 25.   Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------

NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Donald A. Salama                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of January 31, 2000, there were 314,501_ Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)

         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate
           Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company -Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account One


         Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust
           Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account Three
         Hartford Life and Annuity Insurance Company - Separate Account Five
         Hartford Life and Annuity Insurance Company - Separate Account Six
         Hartford Life and Annuity Insurance Company - Separate Account Seven
         Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA
         Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

        (b)   Directors and Officers of HSD

              Name and Principal                 Positions and Offices
               Business Address                     With Underwriter
               ----------------                     ----------------
          David A. Carlson                 Vice President
          Peter W. Cummins                 Senior Vice President
          David T. Foy                     Treasurer
          Lynda Godkin                     Senior Vice President, General Counsel and
                                                 Corporate Secretary
          George R. Jay                    Controller
          Robert A. Kerzner                Executive Vice President, Director
          Thomas M. Marra                  Executive Vice President, Director
          Donald R. Salama                 Vice President
          Lowndes A. Smith                 President and Chief Executive Officer,
                                           Director

          Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut
          06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow
          Street, Simsbury, Connecticut 06089.


Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

      (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

      (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 6th of April, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
          (Registrant)

By:   Thomas M. Marra                               *By:  /s/ Marianne O'Doherty
---------------------------------                         ----------------------
      Thomas M. Marra, President*                         Marianne O'Doherty
                                                          Attorney-in-Fact
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

By:   Thomas M. Marra
---------------------------------
      Thomas M. Marra, President*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
      Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
      Counsel and Corporate Secretary, Director*     *By: /s/ Marianne O'Doherty
Thomas M. Marra, President, Director*                     ----------------------
Lowndes A. Smith, Chief Executive Officer,                Marianne O'Doherty
      Director*                                           Attorney-in-Fact
David M. Znamierowski, Senior Vice President
      And Chief Investment Officer, Director*             Date:  April 6, 2000

                                  EXHIBIT INDEX

 (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)   Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)   Power of Attorney.

(16)   Organizational Chart.